UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Baird Short-Term Bond Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 98.2%
Asset Backed Securities - 0.6%
$28,818	Bombardier Capital Mortgage Securitization,
	Series 1998-A, Class A3, 6.23%, 04/15/2028	$30,098
	Countrywide Asset-Backed Certificates:
994,163	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	926,237
2,391,443	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	1,479,617
1,500,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	789,228
407,460	Credit Based Asset Servicing and Securitization LLC,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	369,601
	Green Tree Financial Corporation:
60,042	Series 1996-3, Class A5, 7.35%, 05/15/2027 (Callable 08/15/2012)	63,051
38,866	Series 1998-2, Class A5, 6.24%, 12/01/2028	40,750
1,022,166	Series 1997-5, Class A6, 6.82%, 05/15/2029	1,078,555
458,421	Series 1998-3, Class A5, 6.22%, 03/01/2030	497,326
2,000,000	Renaissance Home Equity Loan Trust,
	Series 2007-2, Class AF2, 5.675%, 06/25/2037	862,254
167,401	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033 (Callable 04/25/2015)	164,541
		6,301,258
Commercial Mortgage Backed Securities - 6.0%
10,000,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	10,750,420
5,808,250	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, Class A4, 5.10%, 08/15/2038	6,293,547
609,618	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.223%, 12/12/2033	609,119
	GE Capital Commercial Mortgage Corporation:
310,904	Series 2004-C3, Class A3, 4.865%, 07/10/2039	310,866
7,180,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	7,648,201
340,540	Government National Mortgage Association (GNMA),
	Series 2006-15, Class A, 3.727%, 03/16/2027	343,293
	J.P. Morgan Chase Commercial Mortgage Securities Corp.:
8,774,000	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	9,465,777
11,809,747	Series 2003-CB7, Class A4, 4.879%, 01/12/2038	12,353,043
3,626,468	RBSCF Trust,
	Series 2010-MB1, 2.367%, 04/15/2024 (Acquired 04/09/2010; Cost $3,626,392) *	3,673,325
8,850,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2003-C3, Class A2, 4.867%, 02/15/2035	9,111,243
		60,558,834
Financial - 31.6%
5,650,000	ABN AMRO Bank N.V.,
	3.00%, 01/31/2014 (Acquired 01/27/2011 through 04/28/2011; Aggregate Cost $5,655,726) * f @	5,560,464
6,172,000	Aegon NV,
	4.75%, 06/01/2013 f	6,442,358
	Allstate Corporation:
3,920,000	7.50%, 06/15/2013	4,276,999
1,080,000	5.00%, 08/15/2014	1,181,698
4,095,000	American Express Credit Corporation, Series C,
	7.30%, 08/20/2013	4,482,448
1,100,000	Amsouth Bank NA,
	4.85%, 04/01/2013	1,064,250
7,678,000	ANZ National International,
	6.20%, 07/19/2013 (Acquired 05/25/2010 through 06/09/2011; Aggregate Cost $8,198,372) * f @	8,198,975
3,600,000	AON Corporation,
	7.375%, 12/14/2012	3,859,733
5,165,000	ASIF Global Financing XIX,
	4.90%, 01/17/2013 (Acquired 05/26/2011 through 09/28/2011; Aggregate Cost $5,360,327) *	5,228,488
3,500,000	Bank of Ireland,
	2.75%, 03/02/2012 (Acquired 06/01/2010; Cost $3,483,156) * f	3,360,781
2,277,000	BankAmerica Institutional,
	8.07%, 12/31/2026 (Callable 11/28/2011)(Acquired 07/22/2010; Cost $2,254,230) *	2,094,840
	Barclays Bank PLC Senior Unsecured Notes: f
2,600,000	2.50%, 01/23/2013	2,582,396
1,105,000	5.20%, 07/10/2014	1,130,060
2,000,000	BB&T Corporation,
	2.05%, 04/28/2014 (Callable 03/28/2014)	2,020,926
1,354,000	Capital One Bank USA NA,
	6.50%, 06/13/2013 @	1,444,959
4,900,000	Capital One Financial Corporation,
	7.375%, 05/23/2014	5,473,251
2,790,000	CDP Financial Inc.,
	3.00%, 11/25/2014 (Acquired 11/20/2009 through 06/25/2010; Aggregate Cost $2,790,866) * f	2,916,245
5,000,000	Cie de Financement Foncier,
	2.25%, 03/07/2014 (Acquired 03/01/2011; Cost $4,999,450) * f @	4,979,705
	CIT Group, Inc.:
50,519	7.00%, 05/01/2014 (Callable 10/13/2011) @	51,529
50	7.00%, 05/01/2015 (Callable 11/28/2011)	50
287,000	7.00%, 05/04/2015 (Callable 01/01/2012)(Acquired 04/29/2008 through 06/09/2008; Aggregate Cost $288,166) *	284,848
417	7.00%, 05/01/2016 (Callable 11/28/2011)	404
478,000	7.00%, 05/02/2016 (Callable 01/01/2012)(Acquired 04/29/2008 through 06/09/2008; Aggregate Cost $479,960) *	463,660
783	7.00%, 05/01/2017 (Callable 11/28/2011)	760
669,000	7.00%, 05/02/2017 (Callable 01/01/2012)(Acquired 04/29/2008 through 06/09/2008; Aggregate Cost $670,089) *	648,930
	Citigroup, Inc.:
2,900,000	6.50%, 08/19/2013 @	3,051,658
7,000,000	6.01%, 01/15/2015	7,439,488
4,000,000	Commonwealth Bank of Australia,
	3.50%, 03/19/2015 (Acquired 08/30/2010; Cost $4,130,840) * f	4,097,148
	Countrywide Financial Corporation:
990,000	5.80%, 06/07/2012 @	992,850
800,000	6.25%, 05/15/2016 @	706,025
5,871,000	Credit Suisse New York,
	5.00%, 05/15/2013 f @	6,067,843
4,050,000	The Dai-ichi Mutual Life Insurance Company,
	5.73%, 03/17/2014 (Acquired 03/02/2011; Cost $4,274,542) * f	4,279,923
979,000	Deutsche Bank Trust Corporation Subordinated Notes,
	7.25%, 10/15/2011	980,630
640,000	Dresdner Bank-New York Subordinated Debentures,
	7.25%, 09/15/2015 f	598,475
	Fifth Third Bancorp:
3,752,000	6.25%, 05/01/2013	3,972,651
3,640,000	0.479%, 05/17/2013	3,564,281
550,000	3.625%, 01/25/2016	559,136
1,000,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 11/28/2011)	1,000,299
1,500,000	First Hawaiian Capital Trust I, Series B,
	8.343%, 07/01/2027 (Callable 11/28/2011)	1,395,000
7,915,000	FMR LLC,
	4.75%, 03/01/2013 (Acquired 10/04/2010 through 04/06/2011; Aggregate Cost $8,230,865) *	8,200,059
	General Electric Capital Corporation:
5,000,000	2.10%, 01/07/2014	5,029,860
2,000,000	5.90%, 05/13/2014	2,186,448
800,000	4.75%, 09/15/2014	856,710
5,000,000	4.875%, 03/04/2015	5,339,135
4,980,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 04/07/2010 through 03/22/2011; Aggregate Cost $5,185,312) *	5,055,352
787,000	GMAC Inc.,
	7.50%, 12/31/2013	798,805
225,000	The Goldman Sachs Group Inc.,
	3.70%, 08/01/2015	220,293
4,450,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 04/16/2009 through 05/05/2011; Aggregate Cost $4,693,962) *	4,667,374
4,200,000	Hartford Financial Services Group Inc.,
	5.25%, 10/15/2011	4,204,981
1,000,000	Hartford Life Global Funding,
	0.609%, 01/17/2012	998,592
	HSBC Finance Corporation:
2,000,000	5.90%, 06/19/2012	2,055,546
4,200,000	6.375%, 11/27/2012	4,353,090
1,451,000	4.75%, 07/15/2013	1,500,087
221,000	6.676%, 01/15/2021 (Acquired 09/29/2010; Cost $216,363) *	217,204
1,500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027 (Callable 11/28/2011)(Acquired 11/06/2007; Cost $1,539,660) * @	1,499,128
	ING Bank N.V.: f
205,000	2.65%, 01/14/2013 (Acquired 04/12/2011; Cost $206,919) *	203,663
5,000,000	2.00%, 10/18/2013 (Acquired 10/13/2010 through 10/28/2010; Aggregate Cost $4,993,376) *	4,872,600
2,975,000	Invesco Ltd.,
	5.375%, 02/27/2013 f	3,120,165
5,050,000	Irish Life & Permanent Group Holdings PLC,
	3.60%, 01/14/2013 (Acquired 01/07/2010 through 08/05/2010; Aggregate Cost $5,054,034) * f	4,319,179
1,150,000	Jefferies Group, Inc.,
	7.75%, 03/15/2012 @	1,177,925
1,446,000	Jefferson-Pilot Corp.,
	4.75%, 01/30/2014	1,523,715
	J.P. Morgan Chase & Co.:
2,025,000	5.75%, 01/02/2013	2,121,588
800,000	4.65%, 06/01/2014 @	846,908
723,000	5.125%, 09/15/2014 @	761,425
4,050,000	3.45%, 03/01/2016	4,066,702
3,374,000	KeyCorp,
	6.50%, 05/14/2013	3,598,938
4,500,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 05/26/2009 through 07/28/2011; Aggregate Cost $4,815,563) * f	5,005,670
	Liberty Mutual Group Inc.:
3,992,000	7.25%, 09/01/2012 (Acquired 03/31/2010 through 09/21/2011; Aggregate Cost $4,142,086) *	4,137,153
3,188,000	5.75%, 03/15/2014 (Acquired 09/03/2009 through 10/05/2010; Aggregate Cost $3,025,222) *	3,321,223
1,700,000	Lincoln National Corporation,
	5.65%, 08/27/2012	1,763,590
1,000,000	Lloyds TSB Bank PLC,
	4.375%, 01/12/2015 (Acquired 01/05/2010; Cost $999,960) * f @	978,409
787,000	M&I Marshall & Ilsley Bank,
	5.25%, 09/04/2012	805,718
620,000	Manufacturers & Traders Trust Co.,
	1.751%, 04/01/2013 (Callable 01/01/2012)	619,366
1,685,000	Manulife Financial Corp.,
	3.40%, 09/17/2015 f	1,714,445
	Marsh & McLennan Companies, Inc.:
2,512,000	6.25%, 03/15/2012	2,561,383
4,490,000	4.85%, 02/15/2013	4,653,243
2,671,000	MBNA Capital, Series A,
	8.278%, 12/01/2026 (Callable 11/28/2011)	2,484,030
3,086,000	Mercantile Bankshares Corporation Subordinated Notes, Series B,
	4.625%, 04/15/2013	3,202,654
300,000	Merrill Lynch & Company,
	6.05%, 08/15/2012	302,754
	Metropolitan Life Global Funding I:
3,242,000	5.125%, 04/10/2013 (Acquired 10/25/2010 through 03/17/2011; Aggregate Cost $3,419,683) *	3,402,861
3,173,000	5.20%, 09/18/2013 (Acquired 10/21/2010 through 09/23/2011; Aggregate Cost $3,393,240) *	3,395,894
1,800,000	3.125%, 01/11/2016 (Acquired 01/04/2011; Cost $1,797,444) *	1,855,687
	Monumental Global Funding III:
350,000	0.473%, 01/25/2013 (Acquired 07/28/2009; Cost $331,708) *	346,858
1,265,000	5.50%, 04/22/2013 (Acquired 09/23/2009 through 03/16/2010; Aggregate Cost $1,297,621) * @	1,336,011
	Morgan Stanley:
2,600,000	2.875%, 01/24/2014	2,503,870
1,000,000	4.00%, 07/24/2015	942,606
3,516,000	Morgan Stanley Dean Witter & Co.,
	6.75%, 10/15/2013	3,700,794
5,000,000	The NASDAQ OMX Group Inc.,
	2.50%, 08/15/2013	5,112,500
475,000	National City Bank of Cleveland Subordinated Notes,
	4.625%, 05/01/2013	494,321
	Nationwide Financial Services Inc.:
3,450,000	6.25%, 11/15/2011	3,461,768
350,000	5.90%, 07/01/2012	356,617
2,273,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 11/28/2011)	2,108,207
1,000,000	Nomura Holdings Inc.,
	5.00%, 03/04/2015 f	1,047,909
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 11/28/2011)	920,000
925,000	PNC Funding Corp.,
	5.50%, 09/28/2012	963,553
4,525,000	Principal Life Global,
	6.25%, 02/15/2012 (Acquired 08/18/2009 through 04/06/2010; Aggregate Cost $4,574,835) *	4,609,351
	Principal Life Income Funding Trusts:
1,180,000	5.30%, 12/14/2012	1,234,833
2,000,000	5.10%, 04/15/2014	2,155,386
2,221,000	Protective Life Secured Trust,
	5.45%, 09/28/2012	2,314,091
	Prudential Financial Inc.:
3,900,000	2.75%, 01/14/2013	3,934,410
2,428,000	5.15%, 01/15/2013	2,518,955
1,370,000	4.50%, 07/15/2013 @	1,421,825
2,455,000	6.20%, 01/15/2015	2,694,647
1,000,000	Rabobank Nederland Global Senior Unsecured Notes,
	4.20%, 05/13/2014 (Acquired 05/06/2009; Cost $998,170) * f	1,061,648
	Royal Bank of Scotland PLC: f
1,000,000	3.40%, 08/23/2013	995,390
3,000,000	4.875%, 08/25/2014 (Acquired 08/18/2009 through 01/27/2011; Aggregate Cost $3,016,091) *	3,020,487
1,600,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 09/27/2010 through 12/14/2010; Aggregate Cost $1,595,296) * f	1,537,786
	SLM Corporation:
1,750,000	5.40%, 10/25/2011	1,749,879
135,000	5.125%, 08/27/2012	134,938
1,000,000	5.375%, 01/15/2013	1,000,046
4,765,000	5.00%, 10/01/2013	4,664,354
5,000,000	Societe Generale SA,
	2.20%, 09/14/2013 (Acquired 09/07/2010; Cost $4,994,350) * f	4,713,025
1,875,000	SouthTrust Corporation,
	5.80%, 06/15/2014	1,996,896
3,000,000	Sovereign Bancorp, Inc.,
	5.125%, 03/15/2013	3,026,526
4,000,000	Sumitomo Mitsui Banking Corporation,
	2.15%, 07/22/2013 (Acquired 07/14/2010; Cost $3,998,480) * f	4,091,480
5,335,000	SunTrust Banks, Inc.,
	5.25%, 11/05/2012	5,545,941
2,750,000	Svenska Handelsbanken AB,
	4.875%, 06/10/2014 (Acquired 09/20/2011; Cost $2,933,576) * f	2,905,903
5,000,000	UBS AG,
	2.25%, 01/28/2014 f @	4,872,315
4,950,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f	5,319,265
1,000,000	U.S. Bancorp,
	1.125%, 10/30/2013 (Callable 09/30/2013)	998,388
4,000,000	Wells Fargo Bank NA,
	4.75%, 02/09/2015	4,168,156
2,500,000	Westpac Banking Corporation,
	1.90%, 12/14/2012 (Acquired 12/07/2009; Cost $2,498,700) * f	2,541,208
710,000	Westpac Securities NZ Ltd.,
	2.50%, 05/25/2012 (Acquired 03/05/2010; Cost $714,416) * f	718,203
		319,694,062
Industrial - 24.7%
3,225,000	Allegheny Technologies Inc.,
	8.375%, 12/15/2011	3,256,354
2,900,000	Anglo American Capital PLC,
	2.15%, 09/27/2013 (Acquired 09/20/2010; Cost $2,897,564) * f	2,891,407
2,854,000	Anheuser Busch Inbev Worldwide,
	3.00%, 10/15/2012	2,913,281
	ArcelorMittal: f
2,500,000	5.375%, 06/01/2013	2,551,017
341,000	9.00%, 02/15/2015	374,962
1,275,000	3.75%, 08/05/2015	1,190,469
3,000,000	Barrick Gold Corp.,
	1.75%, 05/30/2014 f	3,014,112
5,000,000	BP Capital Markets PLC,
	5.25%, 11/07/2013 f	5,383,675
5,000,000	British Telecommunications PLC,
	5.15%, 01/15/2013 f @	5,229,090
	Bunge Limited Finance Corporation:
3,658,000	5.875%, 05/15/2013	3,840,139
3,000,000	5.35%, 04/15/2014	3,166,011
1,273,000	Cadbury Schweppes U.S. Finance LLC,
	5.125%, 10/01/2013 (Acquired 09/03/2010 through 06/22/2011; Aggregate Cost $1,355,997) *	1,360,684
4,725,000	CBS Corporation,
	8.20%, 05/15/2014	5,431,539
5,176,000	Chevron Phillips Chemical Company LLC,
	7.00%, 06/15/2014 (Acquired 07/20/2010 through 05/25/2011; Aggregate Cost $5,741,425) * @	5,783,611
2,191,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	2,342,516
7,367,000	Computer Sciences Corporation,
	5.50%, 03/15/2013	7,715,621
	COX Communications Inc.:
4,052,000	7.125%, 10/01/2012	4,292,239
1,224,000	5.45%, 12/15/2014	1,355,291
750,000	Daimler Finance North America LLC,
	6.50%, 11/15/2013	823,436
550,000	Deutsche Telekom International Finance B.V.,
	5.25%, 07/22/2013 f	580,842
6,195,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016 (Callable 05/15/2012)	6,659,625
2,525,000	EnCana Holdings Finance Corp.,
	5.80%, 05/01/2014 f	2,764,489
	Enterprise Products Operating LLC:
2,630,000	6.125%, 02/01/2013	2,778,032
1,701,000	Series O, 9.75%, 01/31/2014	1,990,431
2,000,000	EOG Resources Canada Inc.,
	4.75%, 03/15/2014 (Acquired 03/07/2011; Cost $2,119,149) * f	2,155,022
5,000,000	Express Scripts, Inc.,
	6.25%, 06/15/2014 @	5,503,555
	Federal Express Corporation:
450,000	9.65%, 06/15/2012	476,231
1,460,000	7.375%, 01/15/2014	1,652,943
2,550,000	Fortune Brands Inc.,
	3.00%, 06/01/2012	2,564,706
3,900,000	Freeport-McMoRan Copper & Gold Inc.,
	8.375%, 04/01/2017 (Callable 04/01/2012)	4,182,750
5,000,000	Georgia-Pacific LLC,
	8.25%, 05/01/2016 (Callable 05/01/2013)(Acquired 04/27/2011; Cost $5,598,607) *	5,526,700
5,845,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 01/12/2010 through 08/22/2011; Aggregate Cost $6,061,349) *	6,015,259
4,000,000	HP Enterprise Services LLC, Series B,
	6.00%, 08/01/2013	4,288,952
4,700,000	Hutchison Whampoa International Ltd.,
	6.50%, 02/13/2013 (Acquired 01/20/2010 through 07/26/2010; Aggregate Cost $4,936,117) * f	4,974,532
5,115,000	Kraft Foods Inc. Senior Unsecured Notes,
	2.625%, 05/08/2013 @	5,221,065
6,025,000	Laboratory Corporation of America Holdings,
	5.50%, 02/01/2013	6,359,309
2,000,000	Lafarge North America Inc.,
	6.875%, 07/15/2013	1,971,296
4,500,000	Mosaic Co.,
	7.625%, 12/01/2016 (Callable 12/01/2011)(Acquired 07/19/2010 through 10/25/2010; Aggregate Cost $4,703,081) *	4,719,375
6,030,000	Motiva Enterprises LLC Senior Unsecured Notes,
	5.20%, 09/15/2012 (Acquired 05/13/2009 through 10/22/2010; Aggregate Cost $6,148,503) *	6,206,884
4,325,000	Nabors Industries, Inc.,
	5.375%, 08/15/2012	4,462,431
482,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 06/20/2011; Cost $525,102) * f	530,281
4,426,000	Pearson Dollar Finance Two PLC,
	5.50%, 05/06/2013 (Acquired 05/31/2011 through 06/15/2011; Aggregate Cost $4,695,948) * f	4,709,322
5,000,000	Petrohawk Energy Corp.,
	7.875%, 06/01/2015 (Callable 06/01/2012)	5,350,000
2,075,000	Plum Creek Timberlands, L.P.,
	5.875%, 11/15/2015	2,308,460
7,300,000	POSCO,
	8.75%, 03/26/2014 (Acquired 03/19/2009 through 04/28/2011; Aggregate Cost $8,050,971) * f @	8,249,029
5,000,000	Potash Corporation of Saskatchewan Inc.,
	5.25%, 05/15/2014 f	5,502,910
5,869,000	Qwest Corporation,
	8.875%, 03/15/2012	6,067,079
4,000,000	Reed Elsevier Capital Inc.,
	7.75%, 01/15/2014	4,483,904
2,332,000	Rio Tinto Alcan, Inc.,
	5.20%, 01/15/2014 f	2,489,100
1,672,000	Teck Resources Limited,
	9.75%, 05/15/2014 f	1,981,721
	Telecom Italia Capital: f
120,000	5.25%, 11/15/2013	117,297
4,875,000	4.95%, 09/30/2014	4,696,019
175,000	5.25%, 10/01/2015	166,842
	Telefonica Emisiones S.A.U.: f
2,535,000	5.855%, 02/04/2013	2,580,209
2,000,000	2.582%, 04/26/2013	1,935,458
1,000,000	Telefonica Moviles Chile SA,
	2.875%, 11/09/2015 (Acquired 11/03/2010; Cost $997,270) * f	956,126
	Time Warner, Inc.:
4,359,000	8.875%, 10/01/2012	4,674,544
3,600,000	3.15%, 07/15/2015	3,723,516
	Tyco Electronics Group S.A.: f
1,645,000	6.00%, 10/01/2012	1,723,710
1,655,000	5.95%, 01/15/2014	1,785,631
265,000	Tyco International Finance S.A.,
	6.00%, 11/15/2013 f	290,126
5,714,000	Union Pacific Railroad Co 2004 Pass Through Trust,
	5.214%, 09/30/2014 (Acquired 10/22/2010 through 08/17/2011; Aggregate Cost $6,206,090) *	6,087,924
750,000	UnitedHealth Group, Inc.,
	4.75%, 02/10/2014	809,601
1,500,000	USX Corporation,
	9.125%, 01/15/2013	1,624,692
5,901,000	Vale Inco Limited,
	7.75%, 05/15/2012 f	6,112,043
2,375,000	Verizon Florida LLC, Series F,
	6.125%, 01/15/2013	2,516,438
	Volkswagen International Finance N.V.: f
3,000,000	1.625%, 08/12/2013 (Acquired 08/05/2010; Cost $2,991,000) *	3,010,422
2,000,000	0.917%, 04/01/2014 (Acquired 03/23/2011; Cost $2,000,000) *	2,005,118
341,000	Vulcan Materials Co.,
	5.60%, 11/30/2012	337,590
	Waste Management, Inc.:
2,094,000	6.375%, 11/15/2012	2,217,546
3,700,000	5.00%, 03/15/2014	4,020,246
5,260,000	Wellpoint, Inc.,
	6.80%, 08/01/2012	5,516,020
2,025,000	Whirlpool Corp.,
	8.00%, 05/01/2012	2,102,855
395,000	Xerox Corporation,
	5.50%, 05/15/2012	405,936
3,515,000	Xstrata Canada Corp.,
	7.25%, 07/15/2012 f @	3,666,904
1,300,000	Xstrata Finance Canada Ltd.,
	5.50%, 11/16/2011 (Acquired 09/26/2011; Cost $1,306,902) * f	1,306,440
		250,030,942
Other Government Related Securities - 1.0%
2,500,000	Corp Andina de Fomento,
	5.20%, 05/21/2013 f	2,627,273
2,000,000	Export-Import Bank of Korea Notes,
	5.50%, 10/17/2012 f	2,065,922
350,000	Korea Development Bank,
	5.30%, 01/17/2013 f	362,044
400,000	Korea Electric Power Corporation,
	7.75%, 04/01/2013 f	431,090
4,400,000	Landesbank Baden-Wurttemgerg Subordinated Notes,
	6.35%, 04/01/2012 f	4,493,328
		9,979,657
Residential Mortgage Backed Securities - 2.4%
	Bank of America Alternative Loan Trust:
412,810	Series 2003-4, Class 2A1, 5.00%, 06/25/2018 (Callable 12/25/2015)	425,095
1,599,113	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	1,668,589
1,610,604	Citigroup Mortgage Loan Trust Inc.,
	Series 2006-WFH3, Class A3, 0.363%, 10/25/2036 (Callable 01/25/2014)	1,460,449
	Countrywide Alternative Loan Trust:
678,009	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	580,832
655,592	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035 (Callable 06/25/2012)	643,887
303,795	Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036 (Callable 07/25/2013)	284,043
1,769,983	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,127,741
51,526	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	51,137
	Federal Home Loan Mortgage Corporation (FHLMC):
270,944	Series 3033, Class LU, 5.50%, 03/15/2013	275,654
10,000,000	1.15%, 10/07/2013 @	10,000,950
1,122,497	Series 3124, Class VP, 6.00%, 06/15/2014	1,170,948
143,821	Series R001, Class AE, 4.375%, 04/15/2015	144,470
875,597	Series 2857, Class VA, 5.00%, 09/15/2015	908,004
323,878	Series 2910, Class BD, 4.50%, 11/15/2018	333,806
22,918	Series 5, Class B, 1.013%, 05/15/2019 (Callable 12/15/2011)	22,932
90,449	Series 2970, Class DA, 5.50%, 01/15/2023	91,871
	Federal National Mortgage Association (FNMA):
350,000	2.00%, 04/19/2013 (Callable 10/19/2011)	350,277
168,529	5.50%, 07/01/2015	179,397
107,437	Series 2006-B1, Class AB, 6.00%, 06/25/2016	108,078
1,950,636	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	2,135,463
862,783	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	910,745
697,076	Series 2004-W10, Class A24, 5.00%, 08/25/2034	696,332
300,150	J.P. Morgan Alternative Loan Trust,
	Series 2006-S2, Class A2, 5.81%, 05/25/2036 (Callable 05/25/2012)	293,243
232,095	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036 (Callable 09/25/2014)	232,724
	Washington Mutual, Inc. Pass-Thru Certificates:
306,963	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	313,913
295,473	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	306,188
		24,716,768
Taxable Municipal Bonds - 6.2%
	Alaska Municipal Bond Bank Authority:
1,000,000	1.422%, 08/01/2012	1,005,000
1,000,000	1.918%, 08/01/2013	1,015,070
1,170,000	City of Arlington TX,
	4.68%, 08/15/2013	1,237,345
	City of Des Moines IA:
1,000,000	2.082%, 06/01/2012	1,002,540
1,240,000	2.587%, 06/01/2013	1,255,004
3,000,000	City of Frederick MD,
	4.52%, 03/01/2013	3,141,390
8,240,000	Delaware State Economic Development Authority,
	2.30%, 07/01/2028	8,292,241
292,539	Educational Enhancement Funding Corporation,
	6.72%, 06/01/2025	269,461
6,450,000	Government Development Bank for Puerto Rico,
	3.67%, 05/01/2014	6,560,940
	Illinois State:
7,200,000	2.186%, 02/01/2012	7,217,784
445,000	4.071%, 01/01/2014	458,154
2,030,000	4.422%, 04/01/2015	2,107,181
5,000,000	Michigan Strategic Fund,
	4.50%, 12/01/2013	5,299,350
7,000,000	New Hampshire Business Finance Authority,
	7.125%, 07/01/2027	7,122,150
8,000,000	Port Freeport TX,
	6.25%, 05/15/2033	8,239,200
1,690,000	Puerto Rico Public Finance Corp.,
	6.10%, 08/01/2017 (Callable 11/28/2011)	1,811,004
5,000,000	Regional Transportation Authority Illinois,
	2.843%, 07/01/2012	5,080,300
1,000,000	San Francisco California City & County Revenue Bonds,
	1.869%, 05/01/2012	1,006,830
175,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	164,899
		62,285,843
Utilities - 16.4%
3,985,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	8.25%, 04/15/2012 (Acquired 07/28/2010 through 12/09/2010; Aggregate Cost $4,101,590) * @	4,124,682
3,000,000	Ameren Corporation,
	8.875%, 05/15/2014	3,393,393
2,200,000	Appalachian Power Co., Series O,
	5.65%, 08/15/2012	2,282,535
2,650,000	Arizona Public Service Co.,
	6.50%, 03/01/2012	2,704,251
1,000,000	Baltimore Gas & Electric Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	1,076,296
3,358,000	Beaver Valley Funding Corporation Debentures,
	9.00%, 06/01/2017	3,603,839
1,000,000	Consolidated Edison Company of New York, Inc.,
	4.70%, 02/01/2014	1,074,695
4,889,000	Consolidated Natural Gas, Series A,
	5.00%, 03/01/2014	5,271,471
3,340,000	DCP Midstream LLC,
	9.70%, 12/01/2013 (Acquired 07/29/2010 through 09/17/2010; Aggregate Cost $3,860,966) *	3,829,664
500,000	Duke Energy Corp.,
	6.30%, 02/01/2014	554,341
3,160,000	Duquesne Light Co., Series O,
	6.70%, 04/15/2012	3,249,377
5,000,000	El Paso Pipeline Partners Operating Co LLC,
	4.10%, 11/15/2015	5,066,320
4,000,000	Enel Finance International,
	5.70%, 01/15/2013 (Acquired 03/10/2010 through 03/31/2010; Aggregate Cost $4,158,550) * f @	4,090,944
	Energy Transfer Partners:
2,500,000	5.65%, 08/01/2012	2,576,800
1,495,000	8.50%, 04/15/2014	1,696,282
2,500,000	5.95%, 02/01/2015	2,682,430
1,000,000	9.70%, 03/15/2019	1,237,942
4,750,000	Exelon Generation Company, LLC,
	5.35%, 01/15/2014	5,083,982
7,379,000	FirstEnergy Corp., Series B,
	6.45%, 11/15/2011	7,419,179
3,662,819	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Callable 11/28/2011)(Acquired 04/02/2009 through 07/28/2011; Aggregate Cost $3,647,695) *	3,754,829
6,600,000	Gulf South Pipeline Company, L.P.,
	5.75%, 08/15/2012 (Acquired 03/25/2011 through 04/12/2011; Aggregate Cost $6,851,546) *	6,767,752
4,895,000	Indiana Michigan Power, Series E,
	6.375%, 11/01/2012	5,158,400
1,750,000	KeySpan Corporation,
	4.65%, 04/01/2013	1,829,427
2,895,000	Kinder Morgan Energy Partners Senior Notes,
	5.85%, 09/15/2012	3,012,601
700,537	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 05/31/2011; Cost $723,588) *	705,230
3,805,000	Korea Southern Power Co., Ltd.,
	5.375%, 04/18/2013 (Acquired 02/22/2011; Cost $3,978,585) * f	3,979,118
3,180,000	Midamerican Energy Holdings Co.,
	5.875%, 10/01/2012	3,333,654
4,700,000	National Oilwell Varco Inc., Series B,
	6.125%, 08/15/2015 (Callable 11/28/2011)	4,811,207
2,750,000	Nevada Power Company,
	7.375%, 01/15/2014	3,069,693
	Nisource Finance Corporation:
175,000	6.15%, 03/01/2013	185,253
5,775,000	5.40%, 07/15/2014	6,253,996
2,500,000	Northeast Utilities,
	7.25%, 04/01/2012	2,571,580
3,745,000	Pacific Gas and Electric Company,
	6.25%, 12/01/2013	4,133,143
1,100,000	Pennsylvania Electric Co.,
	5.125%, 04/01/2014	1,177,012
2,565,000	PG&E Corporation,
	5.75%, 04/01/2014	2,812,623
	Plains All American Pipeline:
525,000	4.25%, 09/01/2012	539,700
4,635,000	5.625%, 12/15/2013	4,996,530
	PPL Energy Supply, LLC:
738,000	6.30%, 07/15/2013	789,717
200,000	Series A, 5.70%, 10/15/2015	216,801
4,739,000	Progress Energy Inc. Senior Notes,
	6.85%, 04/15/2012	4,888,293
2,860,000	PSE&G Power LLC,
	6.95%, 06/01/2012	2,967,888
	Rockies Express Pipeline LLC:
4,000,000	6.25%, 07/15/2013 (Acquired 05/06/2011 through 05/13/2011; Aggregate Cost $4,300,353) *	4,256,680
2,000,000	3.90%, 04/15/2015 (Acquired 02/17/2011; Cost $2,000,268) *	2,049,832
	Sempra Energy:
151,000	6.00%, 02/01/2013	159,954
2,100,000	2.00%, 03/15/2014	2,121,665
425,000	Southwestern Bell Telephone, L.P.,
	7.00%, 07/01/2015	495,354
	Spectra Energy Capital LLC:
1,000,000	5.50%, 03/01/2014	1,077,764
5,814,000	5.668%, 08/15/2014	6,323,027
5,000,000	System Energy Resources, Inc.,
	6.20%, 10/01/2012	5,247,365
2,810,000	Trans-Allegheny Interstate Line Company,
	4.00%, 01/15/2015 (Acquired 01/19/2010 through 07/15/2010; Aggregate Cost $2,808,844) *	2,951,009
5,018,000	Transcontinental Gas Pipe Line Corporation Senior Notes,
	8.875%, 07/15/2012	5,308,833
3,935,000	Valero Energy Corporation,
	6.875%, 04/15/2012	4,053,030
650,000	Vectren Utility Holdings, Inc.,
	5.25%, 08/01/2013	689,354
2,650,000	Veolia Environnement,
	5.25%, 06/03/2013 f	2,787,543
		166,494,280
U.S. Government Agency Issues - 0.7%
7,000,000	Federal Farm Credit Bank,
	3.00%, 09/22/2014	7,479,724
		7,479,724
U.S. Treasury Obligations - 8.6%
	U.S. Treasury Bonds:
28,350,000	2.25%, 05/31/2014 @	29,732,062
53,250,000	2.375%, 03/31/2016 @	56,873,503
		86,605,565
	Total Long-Term Investments (Cost $997,243,902)	994,146,933
Shares
SHORT-TERM INVESTMENTS - 1.9%
Money Market Mutual Funds - 1.9%
1,188,726	Dreyfus Institutional Cash Advantage Fund, 0.08% «	1,188,726
18,000,000	Short-Term Investments Trust - Liquid Assets Portfolio, 0.10% «	18,000,000
	Total Short-Term Investments (Cost $19,188,726)	19,188,726

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 13.0%
	Commercial Paper - 0.1%
$900,328	Atlantic East Funding LLC, 0.589%, 03/25/2012 † **	585,665
	Total Commercial Paper (Cost $900,328)	585,665
Shares
	Investment Companies - 12.9%
130,642,823	Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% «	130,642,823
	Total Investment Companies (Cost $130,642,823)	130,642,823

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $131,543,151)	131,228,488
	Total Investments (Cost $1,147,975,779) - 113.1%	1,144,564,147

	Asset Relating to Securities Lending Investments - 0.0%
	Support Agreement ** ^ α	314,663
	Total (Cost $0)	314,663
	Liabilities in Excess of Other Assets - (13.1)%	(132,892,301)
	TOTAL NET ASSETS - 100.0%	$1,011,986,509

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2011.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
†	Priced at fair value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$-	$6,301,258	$-	$6,301,258
Commercial Mortgage Backed Securities	-	60,558,834	-	60,558,834
Corporate Debt Securities	-	736,219,284	-	736,219,284
Other Government Related Securities	-	9,979,657	-	9,979,657
Residential Mortgage Backed Securities	-	24,716,768	-	24,716,768
Taxable Municipal Bonds	-	62,285,843	-	62,285,843
U.S. Government Agency Issues	-	7,479,724	-	7,479,724
U.S. Treasury Obligations	-	86,605,565	-	86,605,565
Total Fixed Income	-	994,146,933	-	994,146,933

Short-Term Investments
Money Market Mutual Funds	19,188,726	-	-	19,188,726
Total Short-Term Investments	19,188,726	-	-	19,188,726

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	585,665	-	585,665
Money Market Mutual Fund	130,642,823	-	-	130,642,823
Total Investments Purchased with
Cash Proceeds from Securities Lending	130,642,823	585,665	-	131,228,488

Total Investments	$149,831,549	$994,732,598	$-	$1,144,564,147

Asset Relating to Securities Lending Investments	$-	$314,663	$-	$314,663

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 98.2%
Asset Backed Securities - 1.5%
$60,970	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-1, Class A6, 6.51%, 08/25/2027 (Callable 11/25/2011)	$61,324
3,923	Cityscape Home Equity Loan Trust,
	Series 1997-C, Class A4, 7.00%, 07/25/2028	3,772
	Countrywide Asset-Backed Certificates:
1,427,445	Series 2006-S3, Class A2, 6.085%, 06/25/2021 (Callable 01/25/2017)	947,361
12,023	Series 2006-S2, Class A2, 5.627%, 07/25/2027 (Callable 12/25/2011)	11,982
100,230	Series 2004-12, Class AF6, 4.634%, 03/25/2035 (Callable 03/25/2019)	97,954
4,031,707	Series 2005-1, Class AF6, 5.03%, 07/25/2035 (Callable 05/25/2022)	3,854,211
1,988,325	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	1,852,475
359,435	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	222,387
1,380,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	726,090
	Delta Funding Home Equity Loan Trust:
24,872	Series 1997-2, Class A6, 7.04%, 06/25/2027	25,801
7,127	Series 1999-1, Class A6F, 6.34%, 12/15/2028 (Callable 11/15/2011)	7,055
538,268	Series 1999-2, Class A7F, 7.03%, 08/15/2030	520,054
9,544	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	9,455
	Green Tree Financial Corporation:
68,043	Series 1993-4, Class A5, 7.05%, 01/15/2019 (Callable 11/15/2011)	68,767
605,259	Series 1998-2, Class A5, 6.24%, 12/01/2028	634,595
837,382	Series 1998-3, Class A5, 6.22%, 03/01/2030	908,449
319,115	Series 1998-4, Class A5, 6.18%, 04/01/2030	328,710
22,112	IMC Home Equity Loan Trust,
	Series 1998-1, Class A6, 7.02%, 06/20/2029	21,977
140,361	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017 (Callable 11/15/2011)	141,867
51,037	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033 (Callable 04/25/2015)	50,165
60,124	Structured Asset Securities Corporation,
	Series 2005-2XS, Class 1A2A, 4.51%, 02/25/2035	60,159
		10,554,610
Commercial Mortgage Backed Securities - 3.3%
5,600,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.396%, 07/15/2044	6,076,123
4,000,000	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, Class A4, 5.10%, 08/15/2038 @	4,334,212
	J.P. Morgan Chase Commercial Mortgage Trust:
5,000,000	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	5,394,220
1,968,291	Series 2003-CB7, Class A4, 4.879%, 01/12/2038	2,058,841
5,000,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C22, Class A4, 5.437%, 12/15/2044	5,443,310
		23,306,706
Financial - 20.6%
3,257,000	American Express Credit Corporation, Series C,
	7.30%, 08/20/2013	3,565,161
630,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	504,092
1,850,000	ANZ National (Int'l) LTD,
	2.375%, 12/21/2012 (Acquired 12/15/2009 through 05/18/2011; Aggregate Cost $1,852,632) * f	1,860,800
425,000	AON Corp,
	3.50%, 09/30/2015	438,611
1,700,000	Australia and New Zealand Banking Group Limited,
	3.25%, 03/01/2016 (Acquired 02/22/2011; Cost $1,693,081) * f @	1,721,036
600,000	Banco Santander Chile,
	7.375%, 07/18/2012 f	619,471
835,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	923,702
2,390,000	Bank of Ireland,
	2.75%, 03/02/2012 (Acquired 06/01/2010 through 07/23/2010; Aggregate Cost $2,381,081) * f	2,294,933
2,695,000	BankAmerica Institutional,
	8.07%, 12/31/2026 (Callable 11/28/2011)(Acquired 01/04/2006 through 11/06/2007; Aggregate Cost $2,752,110) *	2,479,400
2,500,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 11/28/2011)	1,950,670
2,390,000	Barclays Bank PLC,
	5.00%, 09/22/2016 f	2,395,363
2,322,000	BB&T Corporation,
	6.85%, 04/30/2019 @	2,870,433
1,150,000	Bear Stearns Cos., Inc.,
	6.40%, 10/02/2017	1,305,711
	Capital One Financial Corporation:
1,000,000	7.375%, 05/23/2014	1,116,990
2,000,000	3.15%, 07/15/2016 @	1,971,957
1,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019 (Acquired 11/20/2009; Cost $997,520) * f	1,090,743
3,500,000	Cie de Financement Foncier,
	2.25%, 03/07/2014 (Acquired 07/26/2011; Cost $3,534,932) * f	3,485,793
	CIT Group, Inc.:
5,157	7.00%, 05/01/2014 (Callable 10/13/2011) @	5,260
302	7.00%, 05/01/2015 (Callable 11/28/2011)	300
29,000	7.00%, 05/04/2015 (Callable 01/01/2012)(Acquired 01/23/2009 through 01/28/2009; Aggregate Cost $29,212) *	28,782
839	7.00%, 05/01/2016 (Callable 11/28/2011)	814
48,000	7.00%, 05/02/2016 (Callable 01/01/2012)(Acquired 01/23/2009 through 01/28/2009; Aggregate Cost $48,353) *	46,560
374	7.00%, 05/01/2017 (Callable 11/28/2011)	363
68,000	7.00%, 05/02/2017 (Callable 01/01/2012)(Acquired 01/23/2009 through 01/28/2009; Aggregate Cost $68,415) *	65,960
	Citigroup, Inc.:
1,000,000	5.50%, 04/11/2013	1,029,226
200,000	5.50%, 10/15/2014	207,790
2,100,000	6.01%, 01/15/2015	2,231,846
2,000,000	CNA Financial Corporation,
	6.50%, 08/15/2016	2,148,576
1,900,000	Countrywide Financial Corporation,
	6.25%, 05/15/2016 @	1,676,809
2,425,000	Credit Suisse New York,
	5.30%, 08/13/2019 f	2,449,965
1,577,000	Dresdner Bank-New York Subordinated Debentures,
	7.25%, 09/15/2015 f	1,474,680
1,495,000	Fifth Third Bancorp,
	6.25%, 05/01/2013	1,582,919
368,577	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	417,675
1,546,000	FMR LLC,
	4.75%, 03/01/2013 (Acquired 02/26/2003 through 12/01/2009; Aggregate Cost $1,555,017) *	1,601,679
	General Electric Capital Corporation:
2,000,000	5.625%, 09/15/2017	2,193,872
1,600,000	6.00%, 08/07/2019	1,801,031
2,300,000	5.50%, 01/08/2020	2,508,688
1,150,000	Genworth Financial Inc.,
	5.75%, 06/15/2014 @	1,133,783
2,620,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 03/22/2011; Cost $2,750,348) *	2,659,643
	GMAC Inc.:
80,000	7.50%, 12/31/2013	81,200
96,000	8.00%, 12/31/2018	87,360
200,000	GMAC LLC,
	6.75%, 12/01/2014	193,873
	The Goldman Sachs Group, Inc.:
2,125,000	5.15%, 01/15/2014 @	2,200,159
700,000	5.95%, 01/18/2018	720,675
2,000,000	6.15%, 04/01/2018 @	2,072,552
1,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Callable 05/16/2016)(Acquired 05/16/2006 through 11/08/2007; Aggregate Cost $1,792,736) *	1,656,000
1,000,000	Hartford Financial Services Group,
	4.00%, 03/30/2015	1,005,953
1,758,000	HSBC Finance Corporation,
	6.676%, 01/15/2021 (Acquired 12/09/2009; Cost $1,703,742) *	1,727,801
1,000,000	HSBC Holdings PLC,
	5.25%, 12/12/2012 f	1,031,263
	ING Bank N.V.: f
2,000,000	2.00%, 10/18/2013 (Acquired 10/28/2010; Cost $2,001,551) *	1,949,040
1,000,000	3.00%, 09/01/2015 (Acquired 08/17/2010; Cost $997,320) *	973,746
1,417,000	Invesco Ltd.,
	5.375%, 02/27/2013 f	1,486,143
2,075,000	Irish Life & Permanent Group Holdings PLC,
	3.60%, 01/14/2013 (Acquired 01/07/2010; Cost $2,073,880) * f	1,774,712
	Istar Financial, Inc.:
1,050,000	5.95%, 10/15/2013	910,875
75,000	5.85%, 03/15/2017 @	57,750
2,000,000	Jefferies Group Inc.,
	6.875%, 04/15/2021	2,077,334
	J.P. Morgan Chase & Co.:
575,000	5.75%, 01/02/2013	602,426
1,725,000	3.45%, 03/01/2016 @	1,732,114
2,000,000	Key Bank NA,
	7.413%, 05/06/2015	2,191,604
2,600,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 06/12/2009; Cost $2,625,277) * f	2,892,165
	Liberty Mutual Group Inc.:
1,550,000	7.25%, 09/01/2012 (Acquired 08/03/2004 through 08/24/2011; Aggregate Cost $1,590,819) *	1,606,360
1,000,000	5.75%, 03/15/2014 (Acquired 09/03/2009 through 10/15/2010; Aggregate Cost $983,655) *	1,041,789
1,650,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020 (Acquired 02/09/2010; Cost $1,611,913) * f	1,568,907
1,650,000	Manulife Financial Corporation,
	4.90%, 09/17/2020 f @	1,738,161
	Marsh & McLennan Companies, Inc.:
1,825,000	6.25%, 03/15/2012	1,860,878
700,000	4.85%, 02/15/2013	725,450
500,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013)(Acquired 01/11/2008; Cost $500,000) * @	225,000
	Merrill Lynch & Company:
1,000,000	5.70%, 05/02/2017 @	891,969
1,000,000	6.875%, 04/25/2018	1,000,359
3,000,000	MetLife Institutional Funding II,
	1.27%, 04/04/2014 (Acquired 03/29/2011; Cost $3,000,000) *	2,996,322
935,000	Monumental Global Funding III,
	5.25%, 01/15/2014 (Acquired 04/05/2011 through 05/12/2011; Aggregate Cost $990,850) *	990,223
	Morgan Stanley:
100,000	4.75%, 04/01/2014	95,032
1,400,000	6.625%, 04/01/2018	1,388,887
750,000	Morgan Stanley Dean Witter & Co.,
	6.75%, 10/15/2013	789,418
1,725,000	National Australia Bank Ltd,
	3.00%, 07/27/2016 (Acquired 07/20/2011; Cost $1,720,239) * f @	1,728,952
2,320,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	2,388,312
1,260,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 11/28/2011)	1,168,650
2,500,000	Nomura Holdings Inc.,
	5.00%, 03/04/2015 f	2,619,772
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 11/28/2011)	920,000
	Protective Life Secured Trust:
3,091,000	5.45%, 09/28/2012	3,220,556
1,225,000	4.30%, 06/01/2013	1,259,421
3,125,000	Prudential Financial Inc.,
	5.15%, 01/15/2013	3,242,066
2,000,000	Rabobank Nederland Global Senior Unsecured Notes,
	4.20%, 05/13/2014 (Acquired 05/06/2009; Cost $1,996,340) * f	2,123,296
1,650,000	Regions Bank,
	7.50%, 05/15/2018	1,631,438
3,100,000	Royal Bank of Scotland Group PLC,
	5.625%, 08/24/2020 f	2,994,138
1,300,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017)	1,305,512
	SLM Corporation:
1,500,000	5.40%, 10/25/2011	1,499,896
250,000	5.375%, 05/15/2014	246,034
2,880,000	Sovereign Bancorp Inc.,
	8.75%, 05/30/2018	3,354,705
1,000,000	St. Paul Travelers, Inc.,
	6.25%, 06/20/2016	1,171,465
2,100,000	SunTrust Banks, Inc.,
	3.60%, 04/15/2016 (Callable 03/15/2016) @	2,129,104
2,800,000	Susa Partnership LP,
	8.20%, 06/01/2017	3,354,014
1,000,000	Symetra Financial Corporation,
	6.125%, 04/01/2016 (Acquired 08/12/2011; Cost $1,074,752) *	1,055,077
850,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f	913,409
665,000	Union Bank NA,
	2.125%, 12/16/2013	671,006
650,000	Unionbancal Corporation,
	5.25%, 12/16/2013	695,839
3,000,000	Westpac Banking Corporation,
	3.00%, 08/04/2015 f	3,054,627
3,000,000	Willis Group Holdings Limited,
	5.75%, 03/15/2021 f	3,131,358
		146,083,234
Industrial - 16.5%
	Ameritech Capital Funding Debentures:
817,800	9.10%, 06/01/2016	971,462
1,008,000	6.45%, 01/15/2018	1,191,163
1,000,000	Anadarko Petroleum Corporation,
	6.95%, 06/15/2019	1,160,024
2,500,000	BP Capital Markets PLC,
	4.75%, 03/10/2019 f	2,761,715
2,000,000	British Telecommunications PLC,
	5.95%, 01/15/2018 f	2,224,100
	Bunge Limited Finance Corporation:
1,925,000	5.35%, 04/15/2014	2,031,523
1,085,000	5.10%, 07/15/2015	1,127,631
2,900,000	Chevron Phillips Chemical Company LLC,
	7.00%, 06/15/2014 (Acquired 04/16/2010; Cost $3,153,762) * @	3,240,431
1,250,000	Clear Channel Communications,
	5.50%, 12/15/2016	462,500
125,000	Comcast Cable Holdings,
	8.375%, 03/15/2013	137,339
525,000	Comcast Corporation,
	6.50%, 01/15/2017	616,621
75,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	80,187
3,636,000	Computer Sciences Corporation,
	5.50%, 03/15/2013	3,808,063
3,650,000	ConAgra Foods, Inc.,
	5.875%, 04/15/2014	3,962,254
1,281,000	COX Communications Inc.,
	7.125%, 10/01/2012	1,356,949
	CSX Corporation:
1,875,000	5.75%, 03/15/2013	1,993,048
450,000	6.25%, 04/01/2015	519,270
	Deutsche Telekom International Finance BV: f
2,200,000	3.125%, 04/11/2016 (Acquired 04/04/2011; Cost $2,197,778) *	2,188,707
1,300,000	6.00%, 07/08/2019 @	1,502,054
3,000,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016 (Callable 05/15/2012) @	3,225,000
	Donnelley (R.R.) & Sons Co.:
1,000,000	8.60%, 08/15/2016	970,000
875,000	6.125%, 01/15/2017	759,062
1,000,000	7.625%, 06/15/2020	887,500
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016 @	990,000
656,895	Federal Express Corporation 1995 Pass-Thru Certificates,
	Series B2, 7.11%, 01/02/2014 (Callable 11/28/2011)	696,309
2,250,000	FedEx Corporation,
	7.375%, 01/15/2014	2,547,344
3,000,000	Freeport-McMoRan Copper & Gold Inc.,
	8.375%, 04/01/2017 (Callable 04/01/2012) @	3,217,500
3,456,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/13/2004 through 02/02/2010; Aggregate Cost $3,479,818) *	3,556,670
1,460,000	GTE Corporation,
	6.84%, 04/15/2018	1,758,611
1,375,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	1,388,750
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	653,250
620,000	Highmark Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003 through 06/16/2010; Aggregate Cost $629,680) *	667,599
250,000	Historic Time Warner Inc.,
	6.875%, 06/15/2018	294,916
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,368,856
2,800,000	Hutchison Whampoa International LTD,
	7.625%, 04/09/2019 (Acquired 10/16/2009 through 09/19/2011; Aggregate Cost $3,169,180) * f	3,327,500
1,000,000	Ingersoll-Rand Company Debentures,
	6.391%, 11/15/2027 f	1,266,502
1,625,000	Johnson Controls Inc.,
	5.50%, 01/15/2016 @	1,824,495
1,675,000	Laboratory Corporation of America Holdings,
	5.50%, 02/01/2013	1,767,941
	Lafarge SA: f
1,000,000	5.50%, 07/09/2015 (Acquired 07/06/2010; Cost $999,140) *	994,996
625,000	6.50%, 07/15/2016 @	626,239
180,000	Limited Brands, Inc.,
	5.25%, 11/01/2014	187,200
75,000	Martin Marietta Materials, Inc.,
	6.60%, 04/15/2018	84,565
1,625,000	Masco Corporation,
	6.125%, 10/03/2016	1,584,672
2,000,000	Mosaic Co.,
	7.625%, 12/01/2016 (Callable 12/01/2011)(Acquired 05/19/2010; Cost $2,088,418) *	2,097,500
825,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018 @	919,882
2,307,000	Nextel Communications Senior Notes, Series E,
	6.875%, 10/31/2013 (Callable 11/07/2011)	2,243,557
700,000	PCCW-HKT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $696,731) * f	734,761
925,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 09/28/2005 through 12/14/2007; Aggregate Cost $927,691) * f	1,017,655
2,045,000	Plum Creek Timberlands, L.P.,
	5.875%, 11/15/2015	2,275,085
3,000,000	POSCO,
	5.25%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011; Aggregate Cost $2,978,344) * f @	2,971,143
2,000,000	Qwest Corporation,
	8.875%, 03/15/2012	2,067,500
2,093,000	Reed Elsevier Capital Notes,
	4.625%, 06/15/2012	2,140,672
450,000	Rio Tinto Alcan, Inc.,
	5.00%, 06/01/2015 f	487,448
	Rio Tinto Financial USA Ltd.: f
1,800,000	6.50%, 07/15/2018 @	2,159,822
500,000	3.50%, 11/02/2020 @	491,659
500,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	430,000
1,175,000	Sunoco, Inc. Senior Unsecured Notes,
	5.75%, 01/15/2017	1,158,214
	TCI Communications, Inc.:
550,000	7.875%, 08/01/2013	611,149
2,583,000	8.75%, 08/01/2015	3,149,052
	Teck Resources Limited: f
1,045,000	10.25%, 05/15/2016 (Callable 05/15/2013)	1,228,502
1,000,000	3.15%, 01/15/2017 @	1,005,873
	Telecom Italia Capital: f
1,360,000	4.95%, 09/30/2014	1,310,069
2,225,000	5.25%, 10/01/2015	2,121,277
	Telefonica Emisiones, S.A.U.: f
2,725,000	6.421%, 06/20/2016	2,793,779
1,000,000	6.221%, 07/03/2017	1,010,588
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017	1,111,162
	Time Warner, Inc.:
1,000,000	4.70%, 01/15/2021	1,045,230
2,000,000	4.75%, 03/29/2021 @	2,099,996
500,000	Tyco Electronics Group S. A.,
	6.55%, 10/01/2017 f	587,711
650,000	Tyco International Finance,
	6.00%, 11/15/2013 f	711,630
	United AirLines, Inc. Pass-Thru Certificates:
154,487	Series 1991-A, Class A-2, 10.02%, 03/22/2014	61,795
48,704	Series 2000-2, Class C, 7.762%, 04/29/2049 § †	1,461
1,500,000	Vale Overseas Limited,
	6.25%, 01/23/2017 f @	1,626,000
	Verizon Communications, Inc.:
1,000,000	5.55%, 02/15/2016	1,140,878
375,000	5.50%, 04/01/2017	427,247
500,000	Viacom Inc.,
	6.25%, 04/30/2016 @	575,858
	Vulcan Materials Co.:
69,000	5.60%, 11/30/2012	68,310
2,000,000	7.00%, 06/15/2018	1,910,000
125,000	Waste Management, Inc.,
	5.00%, 03/15/2014	135,819
1,450,000	Wellpoint Inc.,
	6.80%, 08/01/2012	1,520,576
500,000	Willamette Industries, Inc. Notes,
	6.60%, 06/05/2012	511,323
1,000,000	Williams Partners LP,
	5.25%, 03/15/2020 @	1,075,596
412,000	Xstrata Canada Corporation,
	6.00%, 10/15/2015 f	453,662
		116,469,959
Other Government Related Securities - 1.6%
3,000,000	KFW,
	4.875%, 06/17/2019 f	3,606,195
300,000	Korea Electric Power Corporation,
	6.75%, 08/01/2027 f	349,702
350,000	National Bank of Hungary Debentures,
	8.875%, 11/01/2013 f	382,772
2,500,000	Petrobras International Finance Company,
	3.875%, 01/27/2016 f	2,480,000
2,650,000	United Mexican States,
	5.125%, 01/15/2020 f @	2,868,625
1,495,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	1,552,949
		11,240,243
Residential Mortgage Backed Securities - 4.2%
	Bank of America Alternative Loan Trust:
264,697	Series 2003-11, Class 4A1, 4.75%, 01/25/2019 (Callable 11/25/2016)	268,727
792,294	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	826,716
956,518	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	987,253
43,356	Series 2005-6, Class 7A1, 5.50%, 07/25/2020	40,517
530,301	Series 2006-2, Class 7A1, 6.00%, 03/25/2021	484,251
756,830	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	707,770
847,347	Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	727,355
578,197	Bank of America Funding Corporation,
	Series 2003-3, Class 1A41, 5.50%, 10/25/2033 (Callable 10/25/2013)	593,612
768,126	Citicorp Mortgage Securities, Inc.,
	Series 2004-5, Class 1A25, 5.50%, 10/25/2014	775,854
	Countrywide Alternative Loan Trust:
159,316	Series 2005-5R, Class A2, 4.75%, 12/25/2018	160,817
779,710	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	667,957
720,526	Series 2005-85CB, Class 3A1, 5.25%, 02/25/2021 (Callable 01/25/2020)(Acquired 09/26/2007 through 01/28/2009; Aggregate Cost $696,511) *	662,414
1,228,365	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021 (Callable 04/25/2021)	1,057,600
94,006	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	90,956
116,179	Series 2005-11CB, Class 2A1, 5.50%, 06/25/2035 (Callable 08/25/2022)	101,035
323,749	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035 (Callable 06/25/2012)	317,969
	Credit Suisse First Boston Mortgage Securities Corporation:
24,045	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	23,864
83,105	Series 2005-3, Class 3A27, 5.50%, 07/25/2035	84,294
	Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Thru Certificates:
422,211	6.00%, 06/01/2021	459,776
24,510	6.00%, 07/01/2028	27,203
	Federal Home Loan Mortgage Corporation (FHLMC):
472,427	Series 3033, Class LU, 5.50%, 03/15/2013	480,641
1,321,329	Series R003, Class VA, 5.50%, 08/15/2016	1,396,813
1,730,489	Series 3122, Class VA, 6.00%, 01/15/2017	1,780,719
1,227,901	Series R010, Class VA, 5.50%, 04/15/2017	1,317,546
754,031	Series R009, Class AJ, 5.75%, 12/15/2018	776,051
3,115	Series 74, Class F, 6.00%, 10/15/2020 (Callable 12/15/2011)	3,400
15,011	Series 2673, Class NC, 5.50%, 05/15/2021	15,061
24,038	Series 1395, Class G, 6.00%, 10/15/2022 (Callable 11/15/2011)	26,754
700,981	Series 2970, Class DA, 5.50%, 01/15/2023	711,997
	Federal National Mortgage Association (FNMA):
59,351	Series 2005-6, Class VE, 5.50%, 04/25/2016	60,436
154,031	Series 2006-B1, Class AB, 6.00%, 06/25/2016	154,949
14,447	Series 1989-2, Class D, 8.80%, 01/25/2019	17,352
1,130	Series G-29, Class O, 8.50%, 09/25/2021	1,289
78,269	Series 1991-137, Class H, 7.00%, 10/25/2021	87,840
61,439	Series 1992-136, Class PK, 6.00%, 08/25/2022	67,505
41,177	Series 1993-32, Class H, 6.00%, 03/25/2023	44,894
860,517	Series 2002-85, Class PD, 5.50%, 05/25/2031	871,564
28,478	Series 2004-90, Class YB, 4.00%, 07/25/2032	29,013
1,526,463	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	1,611,318
627,369	Series 2004-W10, Class A24, 5.00%, 08/25/2034	626,698
231,685	Government National Mortgage Association (GNMA),
	Series 1999-4, Class ZB, 6.00%, 02/20/2029	262,758
	J.P. Morgan Alternative Loan Trust:
2,030,508	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	1,929,848
1,002,046	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036 (Callable 02/25/2028)	551,577
450,226	Series 2006-S2, Class A2, 5.81%, 05/25/2036 (Callable 05/25/2012)	439,864
380,072	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1, 5.00%, 08/25/2021 (Callable 10/25/2019)	361,204
	Master Alternative Loans Trust:
1,126,067	Series 2004-1, Class 1A1, 5.00%, 01/25/2019 (Callable 03/25/2018)	1,150,288
270,723	Series 2004-3, Class 1A1, 5.00%, 03/25/2019	273,694
225,973	Series 2005-3, Class 4A1, 5.50%, 03/25/2020 (Callable 02/25/2020)	220,668
34,814	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036 (Callable 09/25/2014)	34,909
108,560	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.00%, 05/25/2019 (Callable 05/25/2015)	107,837
192,135	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033 (Callable 09/25/2013)	198,243
	Washington Mutual, Inc. Pass-Thru Certificates:
1,402,899	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019 (Callable 05/25/2019)	1,441,027
1,869,172	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019 (Callable 08/25/2019)	1,906,175
634,702	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019 (Callable 08/25/2019)	656,165
736,711	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	753,391
590,946	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	612,376
		30,047,804
Taxable Municipal Bonds - 3.9%
	Alaska Municipal Bond Bank Authority:
1,000,000	4.309%, 08/01/2018	1,083,680
1,340,000	4.459%, 08/01/2019	1,451,635
3,375,000	California Qualified School Construction Bonds,
	5.955%, 03/01/2019	3,677,839
2,500,000	California School Finance Authority,
	4.426%, 07/01/2020	2,649,100
	California State:
900,000	5.45%, 04/01/2015	991,980
500,000	5.50%, 03/01/2016	557,270
2,500,000	Contra Costa County California Pension Obligation,
	5.14%, 06/01/2017	2,724,850
1,465,000	Dallas Independent School District,
	4.95%, 02/15/2022 (Callable 02/15/2021)	1,697,730
1,000,000	Davie Florida Water & Sewer Revenue,
	6.062%, 10/01/2025 (Callable 10/01/2020)	1,097,150
3,000,000	Government Development Bank for Puerto Rico,
	4.704%, 05/01/2016	3,139,260
5,000,000	Illinois State,
	3.636%, 02/01/2014	5,098,850
2,100,000	North East Independent School District Texas,
	5.24%, 08/01/2027	2,340,618
1,260,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	1,187,273
		27,697,235
Utilities - 7.9%
3,000,000	Ameren Corporation,
	8.875%, 05/15/2014	3,393,393
2,765,000	Baltimore Gas & Electric Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	2,975,958
	Dominion Resources Inc.:
1,000,000	Series C, 5.15%, 07/15/2015	1,121,869
800,000	6.00%, 11/30/2017	946,314
1,000,000	DTE Energy Company,
	7.625%, 05/15/2014	1,143,261
3,000,000	El Paso Pipeline Partners Operating Co LLC,
	4.10%, 11/15/2015	3,039,792
2,000,000	Enel Finance International,
	5.70%, 01/15/2013 (Acquired 03/31/2010; Cost $2,078,692) * f @	2,045,472
	Energy Transfer Partners:
600,000	5.65%, 08/01/2012	618,432
1,336,000	5.95%, 02/01/2015	1,433,491
515,000	9.70%, 03/15/2019	637,540
1,000,000	Exelon Corporation,
	4.90%, 06/15/2015 @	1,082,392
2,585,000	Exelon Generation Company LLC,
	5.35%, 01/15/2014 @	2,766,757
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f @	2,506,250
150,653	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $150,653) *	151,662
1,000,000	Korea Hydro & Nuclear Power Company Senior Unsecured Notes,
	6.25%, 06/17/2014 (Acquired 06/10/2009; Cost $989,350) * f	1,079,474
3,139,000	Midamerican Energy Holdings Co.,
	5.875%, 10/01/2012	3,290,673
2,475,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	2,845,260
2,000,000	National Rural Utilities Corporation,
	10.375%, 11/01/2018	2,873,724
1,100,000	NiSource Finance Corporation,
	10.75%, 03/15/2016	1,426,229
1,775,000	PPL Energy Supply, LLC Senior Notes,
	Series A, 5.70%, 10/15/2015	1,924,105
	PSE&G Power LLC:
425,000	5.00%, 04/01/2014 @	455,079
144,000	5.32%, 09/15/2016	159,257
220,000	5.125%, 04/15/2020 @	238,924
701,848	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	920,250
	Rockies Express Pipeline LLC:
3,000,000	3.90%, 04/15/2015 (Acquired 02/17/2011; Cost $3,000,401) *	3,074,748
1,000,000	5.625%, 04/15/2020 (Acquired 03/17/2010; Cost $999,110) *	949,772
2,000,000	Sempra Energy,
	2.00%, 03/15/2014	2,020,634
	Spectra Energy Capital LLC:
1,500,000	5.50%, 03/01/2014	1,616,646
2,700,000	5.668%, 08/15/2014	2,936,390
2,500,000	Trans-Allegheny Interstate Line Company,
	4.00%, 01/15/2015 (Acquired 01/19/2010; Cost $2,490,650) *	2,625,453
	Vectren Utility Holdings, Inc.:
1,000,000	6.625%, 12/01/2011	1,008,862
575,000	5.25%, 08/01/2013	609,813
2,000,000	West Penn Power Company,
	5.875%, 08/15/2016 (Acquired 10/25/2010; Cost $2,248,673) *	2,287,586
		56,205,462
U.S. Government Agency Issues - 10.0%
7,000,000	Federal Farm Credit Bank,
	3.00%, 09/22/2014 @	7,479,724
	Federal Home Loan Mortgage Corporation (FHLMC):
225,000	4.50%, 07/15/2013 @	241,540
6,800,000	2.50%, 05/27/2016 @	7,200,724
	Federal National Mortgage Association (FNMA):
10,000,000	1.25%, 02/27/2014	10,176,120
32,125,000	2.75%, 03/13/2014 @	33,855,477
7,500,000	2.625%, 11/20/2014	7,949,497
3,325,000	2.375%, 04/11/2016 @	3,504,693
		70,407,775
U.S. Treasury Obligations - 28.7%
	U.S. Treasury Bonds:
67,525,000	2.375%, 03/31/2016 @	72,119,874
44,400,000	2.375%, 07/31/2017 @	47,424,750
30,400,000	3.875%, 05/15/2018 @	35,309,113
12,375,000	9.125%, 05/15/2018 @	18,543,170
10,000,000	7.875%, 02/15/2021 @	15,258,590
10,000,000	6.25%, 08/15/2023 @	14,253,120
		202,908,617
	Total Long-Term Investments (Cost $671,302,376)	694,921,645
Shares
SHORT-TERM INVESTMENTS - 2.3%
Money Market Mutual Funds - 2.3%
2,583,107	Dreyfus Institutional Cash Advantage Fund, 0.08% «	2,583,107
13,480,287	Short-Term Investments Trust - Liquid Assets Portfolio, 0.10% «	13,480,287
	Total Short-Term Investments (Cost $16,063,394)	16,063,394

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 41.0%
	Commercial Paper - 0.2%
$2,274,992	Atlantic East Funding LLC, 0.589%, 03/25/2012 † **	1,479,887
	Total Commercial Paper (Cost $2,274,992)	1,479,887
Shares
	Investment Companies - 40.8%
288,679,828	Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% «	288,679,828
	Total Investment Companies (Cost $288,679,828)	288,679,828

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $290,954,820)	290,159,715
	Total Investments (Cost $978,320,590) - 141.5%	1,001,144,754

	Asset Relating to Securities Lending Investments - 0.1%
	Support Agreement ** ^ α	795,105
	Total (Cost $0)	795,105
	Liabilities in Excess of Other Assets - (41.6)%	(294,465,822)
	TOTAL NET ASSETS - 100.0%	$707,474,037

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2011.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$-	$10,554,610	$-	$10,554,610
Commercial Mortgage Backed Securities	-	23,306,706	-	23,306,706
Corporate Debt Securities	-	318,757,194	1,461	318,758,655
Other Government Related Securities	-	11,240,243	-	11,240,243
Residential Mortgage Backed Securities	-	30,047,804	-	30,047,804
Taxable Municipal Bonds	-	27,697,235	-	27,697,235
U.S. Government Agency Issues	-	70,407,775	-	70,407,775
U.S. Treasury Obligations	-	202,908,617	-	202,908,617
Total Fixed Income	-	694,920,184	1,461	694,921,645

Short-Term Investments
Money Market Mutual Funds	16,063,394	-	-	16,063,394
Total Short-Term Investments	16,063,394	-	-	16,063,394

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	1,479,887	-	1,479,887
Money Market Mutual Fund	288,679,828	-	-	288,679,828
Total Investments Purchased with
Cash Proceeds from Securities Lending	288,679,828	1,479,887	-	290,159,715

Total Investments	$304,743,222	$696,400,071	$1,461	$1,001,144,754

Asset Relating to Securities Lending Investments	$-	$795,105	$-	$795,105

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. Transfers were made out of Level 2 into Level 3 due to a security being priced at fair value by the Valuation Committee instead of the Fund's pricing vendor.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3 *	1,461
Balance as of September 30, 2011	$1,461

* Transfers between levels are recognized at the end of the reporting period.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Principal Amount		Value
Municipal Bonds - 97.5%
Alabama - 2.2%
$1,000,000	Alabama State Public School & College Authority,
	5.00%, 05/01/2019	$1,201,260
1,000,000	Camden Alabama Industrial Development Board Revenue,
	6.125%, 12/01/2024 (Pre-refunded to 12/01/2013)	1,118,600
1,080,000	Gulf Shores Alabama,
	5.00%, 12/15/2018 (Callable 12/15/2017)	1,200,582
	Montgomery Alabama Special Care Facility Revenue:
1,540,000	5.00%, 11/15/2015 (Pre-refunded to 11/15/2014)	1,736,304
11,385,000	5.00%, 11/15/2021 (Pre-refunded to 11/15/2014)	12,930,400
3,985,000	5.25%, 11/15/2029 (Pre-refunded to 11/15/2014)	4,556,608
		22,743,754
Alaska - 0.1%
1,000,000	Alaska State Housing Finance Corporation,
	5.00%, 06/01/2017 (Callable 06/01/2015)(Insured by NPFGC)	1,050,660
Arizona - 1.6%
1,415,000	Arizona Health Facilities Authority Hospital Revenue,
	6.375%, 12/01/2037 (Pre-refunded to 12/01/2012)	1,524,889
2,375,000	Arizona School Facilities Board Revenue,
	5.75%, 07/01/2018 (Pre-refunded to 07/01/2014)	2,710,944
1,000,000	Gila County Arizona Unified School District Bonds,
	5.25%, 07/01/2027 (Callable 07/01/2017)	1,057,690
1,860,000	Maricopa County Arizona University School District No. 48 Scottsdale,
	4.00%, 07/01/2026 (Pre-refunded to 07/01/2016)	2,118,540
1,540,000	Phoenix Arizona Civic Corporation of Wastewater Systems Revenue,
	5.00%, 07/01/2015 (Callable 07/01/2014)(Partially Pre-refunded, Insured by NPFGC)	1,684,945
	Pima County Arizona Industrial Development Authority:
1,000,000	7.125%, 07/01/2024 (Pre-refunded to 07/01/2014)	1,160,910
2,870,000	7.50%, 07/01/2034 (Pre-refunded to 07/01/2014)	3,234,375
1,975,000	7.50%, 07/01/2034 (Pre-refunded to 07/01/2014)	2,312,725
		15,805,018
California - 6.8%
4,260,000	Bakersfield California Certificates Participation,
	0.00%, 04/15/2021 (ETM) ^	3,318,071
2,480,000	Coalinga California Regional Medical Center,
	5.125%, 03/01/2032 (Pre-refunded to 03/01/2015)	2,784,618
3,000,000	Contra Costa County California Certificate Participation,
	0.00%, 11/01/2014 (ETM) ^	2,937,180
3,620,000	Golden State Tobacco Securitization Corporation Asset Backed Bonds,
	5.50%, 06/01/2043 (Pre-refunded to 06/01/2013)	3,919,266
	Golden State Tobacco Securitization Corporation Revenue Bonds:
7,320,000	6.25%, 06/01/2033 (Callable 06/01/2013)(Pre-refunded to various dates)	7,878,223
875,000	5.00%, 06/01/2038 (Pre-refunded to 06/01/2013)	940,135
6,950,000	5.625%, 06/01/2038 (Pre-refunded to 06/01/2013)	7,538,874
1,205,000	Mount Diablo California Hospital District Revenue,
	5.00%, 12/01/2013 (ETM)	1,258,020
3,725,000	Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
	9.60%, 06/01/2016 (ETM)	5,119,230
1,800,000	Port Oakland California Revenue,
	5.00%, 11/01/2017 (Insured by NPFGC)	2,022,894
	San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue: (ETM) ^
6,865,000	0.00%, 01/01/2020	5,581,108
14,000,000	0.00%, 01/01/2023	9,945,320
17,295,000	San Marcos California Public Facilities Authority Revenue,
	0.00%, 09/01/2019 (ETM) ^	14,434,580
1,130,000	Woodside California Elementary School District Government School Bonds,
	5.00%, 10/01/2023 (Pre-refunded to 10/01/2016)	1,325,953
		69,003,472
Colorado - 5.3%
1,000,000	Aspen Grove Colorado Business Improvement District,
	7.625%, 12/01/2025 (Pre-refunded to 12/01/2011)	1,017,660
795,000	Colorado Educational & Cultural Facilities Authority,
	7.625%, 03/15/2032 (Pre-refunded to 03/15/2013)	867,265
9,830,000	Colorado Springs Colorado Utilities Revenue Bonds,
	5.875%, 11/15/2017 (ETM)	11,020,216
1,000,000	Conservatory Metropolitan District Colorado,
	6.75%, 12/01/2034 (Pre-refunded to 12/01/2013)	1,130,750
1,330,000	County of El Paso Colorado Mortgage Revenue Bonds,
	0.00%, 09/01/2015 (ETM) ^	1,273,236
12,745,000	Dawson Ridge Metropolitan District No. 1 Colorado,
	0.00%, 10/01/2022 (ETM) ^	9,389,369
	Denver Colorado Convention Center & Hotel Authority Revenue Bonds:
1,000,000	5.00%, 12/01/2021 (Pre-refunded to 12/01/2013)	1,091,150
2,950,000	5.00%, 12/01/2022 (Pre-refunded to 12/01/2013)	3,218,892
1,500,000	5.00%, 12/01/2023 (Pre-refunded to 12/01/2013)	1,636,725
5,065,000	5.00%, 12/01/2024 (Pre-refunded to 12/01/2013)	5,526,675
7,975,000	Denver Colorado Health & Hospital Authority Healthcare Revenue,
	6.25%, 12/01/2033 (Pre-refunded to 12/01/2014)	9,373,097
6,750,000	Regional Transportation District Colorado Sales Tax Revenue,
	5.00%, 11/01/2036 (Pre-refunded to 11/01/2016)	8,085,758
		53,630,793
Delaware - 0.1%
650,000	Delaware State Economic Development Authority Revenue,
	6.75%, 01/01/2013 (ETM)	677,787
Florida - 12.7%
4,040,000	Bartram Springs Community Development District Special Assessment,
	6.65%, 05/01/2034 (Pre-refunded to 05/01/2013)	4,444,727
1,925,000	Brevard County Florida School Board,
	5.00%, 07/01/2020 (Callable 07/01/2017) (Insured by AMBAC)	2,102,081
	Broward County Florida School Board:
8,000,000	5.25%, 07/01/2022 (Callable 07/01/2021)	8,854,000
4,865,000	5.25%, 07/01/2023 (Callable 07/01/2021)	5,310,196
2,265,000	County of St. Lucie Florida,
	6.00%, 10/01/2020 (ETM)	2,862,258
1,980,000	Dade County Florida Health Facility Authority Hospital Revenue,
	5.75%, 05/01/2021 (ETM)	2,274,406
3,000,000	Escambia County Florida Housing Finance Authority Multifamily Housing Revenue,
	0.00%, 10/15/2018 (ETM) ^	2,579,580
13,800,000	Florida State Board of Education,
	5.00%, 06/01/2022 (Callable 06/01/2019)	16,054,092
2,500,000	Florida State Department of Management Services,
	5.00%, 08/01/2018	2,840,975
	Florida State Mid-Bay Bridge Authority Revenue: (ETM)
4,675,000	6.875%, 10/01/2022	6,352,203
3,175,000	6.875%, 10/01/2022	4,314,063
1,385,000	Florida State Municipal Power Agency Revenue,
	5.00%, 10/01/2017 (Callable 11/28/2011)(ETM)	1,686,473
1,500,000	Gulf Environmental Services Inc. Florida Revenue Bonds,
	5.00%, 10/01/2018 (ETM)	1,704,630
	Highlands County Florida Health Facilities Revenue:
9,650,000	5.875%, 11/15/2029 (Pre-refunded to 11/15/2013)	10,698,955
5,000,000	5.375%, 11/15/2035 (Pre-refunded to 11/15/2013)	5,491,200
2,000,000	Hillsborough County Florida School Board Master Lease Program,
	5.50%, 07/01/2018 (Insured by NPFGC)	2,314,820
	Hillsborough County Industrial Development Authority:
1,855,000	5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,336,910
1,500,000	8.00%, 08/15/2032 (Pre-refunded to 08/15/2019)	2,124,120
2,000,000	Islands At Doral (SW) Community Development District,
	6.375%, 05/01/2035 (Pre-refunded to 05/01/2013)	2,135,320
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue,
	11.50%, 10/01/2012 (Callable 11/28/2011)(ETM)	333,183
2,195,000	Laguna Lakes Community Development District Special Assessment Revenue Bonds,
	6.40%, 05/01/2033 (Pre-refunded to 05/01/2013)	2,387,063
1,470,000	Miami Beach Florida Resort Tax Revenue,
	6.25%, 10/01/2022 (ETM)	1,895,933
7,100,000	Miami-Dade County Florida,
	4.50%, 10/01/2020	7,775,352
3,000,000	Miami Dade County Florida Entitlement Revenue Bonds,
	5.00%, 08/01/2015 (Insured by NPFGC)	3,321,330
3,000,000	Miami-Dade County Florida School Board,
	5.00%, 05/01/2016 (Insured by NPFGC)	3,319,350
2,420,000	Miami-Dade County Florida Water & Sewer Revenue,
	5.00%, 10/01/2013 (Insured by NPFGC)	2,604,162
4,220,000	Orange County Florida Health Facilities Authority Revenue Bond,
	6.25%, 10/01/2013 (ETM)	4,705,891
1,000,000	Orlando Florida Utilities Commission Water & Electric Revenue,
	6.75%, 10/01/2017 (ETM)	1,168,360
1,000,000	Palm Beach County Florida Revenue,
	5.00%, 11/01/2018 (Callable 11/01/2017)	1,133,990
2,460,000	Pinellas County Housing Finance Authority,
	4.25%, 03/01/2027 (Callable 09/01/2019)	2,599,334
1,000,000	Sarasota County Florida School Board,
	5.00%, 07/01/2015 (Insured by NPFGC)	1,099,560
5,200,000	Seminole County Florida Water & Sewage Revenue,
	6.00%, 10/01/2019 (ETM)	6,312,228
3,000,000	Sunrise Florida Utility System Revenue,
	5.50%, 10/01/2018 (ETM)	3,559,800
		128,696,545
Georgia - 4.1%
8,445,000	Atlanta Georgia Water & Wastewater Revenue,
	5.50%, 11/01/2017 (Insured by AGM)	10,041,950
7,745,000	Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
	6.375%, 10/01/2028 (Callable 11/28/2011)(ETM)	9,894,935
680,000	Fulton County Georgia Hospital Authority Revenue,
	7.875%, 10/01/2013 (Callable 11/28/2011)(ETM)	727,029
	Georgia Municipal Electric Authority Power Revenue:
120,000	6.50%, 01/01/2017 (Insured by AGM)	139,337
7,350,000	6.50%, 01/01/2017 (Insured by AGM)	8,881,225
7,400,000	Gwinnett County Georgia School District,
	5.00%, 02/01/2026 (Pre-refunded to 02/01/2018)	8,916,852
2,555,000	Northwestern Gwinnett County Georgia Facilities Corporation I Certificate Participation,
	5.75%, 06/15/2019 (Callable 06/15/2014)(Pre-refunded to 06/15/2015)	2,839,550
		41,440,878
Illinois - 10.1%
2,360,000	Chicago Illinois,
	5.00%, 01/01/2017 (Callable 01/01/2016)(Insured by AGM)	2,607,824
	Chicago Illinois Board of Education:
2,100,000	5.00%, 12/01/2017 (Insured by AMBAC)	2,353,176
4,345,000	5.00%, 12/01/2017 (Callable 12/01/2016)(Insured by AGM)	4,934,790
1,000,000	6.00%, 01/01/2020 (Insured by NPFGC)	1,120,630
	Chicago Illinois Public Building Community Building Revenue: (ETM)
3,725,000	7.00%, 01/01/2015	4,105,322
1,555,000	7.00%, 01/01/2020	2,049,708
2,605,000	Cook County Illinois School District No. 097,
	9.00%, 12/01/2015 (Insured by NPFGC)	3,298,737
1,430,000	Cook County Illinois School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,929,485
2,000,000	Cook County Illinois School District No. 159,
	0.00%, 12/01/2022 (ETM) ^	1,426,860
1,095,000	Dupage County Illinois Stormwater Project,
	5.60%, 01/01/2021	1,305,273
12,285,000	Illinois Development Financial Authority,
	0.00%, 07/15/2023 (ETM) ^	8,630,950
2,330,000	Illinois Finance Authority Revenue,
	5.50%, 08/15/2043 (Pre-refunded to 08/15/2014)	2,650,515
1,000,000	Illinois Municipal Electric Agency Power Supply Revenue Bonds,
	5.25%, 02/01/2016 (Insured by NPFGC)	1,132,130
	Illinois State:
1,000,000	5.00%, 01/01/2019 (Insured by AGM)	1,114,070
5,000,000	4.00%, 09/01/2019 (Callable 09/01/2018)(Insured by AGM)	5,176,900
3,000,000	6.00%, 11/01/2026 (Insured by NPFGC)	3,361,770
2,100,000	Illinois State Toll Highway Authority Priority Revenue Bonds,
	5.50%, 01/01/2016 (Insured by AGM)	2,394,462
	Illinois State Toll Highway Authority Revenue Bonds:
1,065,000	5.00%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,262,217
2,055,000	5.00%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,435,545
6,750,000	Kane Cook & Dupage Counties Illinois Community United School District No. 303,
	5.00%, 01/01/2014 (Insured by AGM)	7,285,207
2,130,000	Kane Cook & Dupage Counties Illinois School District No. 46 Elgin,
	0.00%, 01/01/2013 (Insured by AGM) ^	2,092,981
	Kane McHenry Cook & De Kalb Counties Illinois School District No. 300:
1,000,000	9.00%, 01/01/2015 (Insured by AMBAC)	1,204,770
6,140,000	7.00%, 01/01/2018 (Insured by AMBAC)	7,434,251
	Lake County Illinois Community Consolidated School District:
1,755,000	0.00%, 12/01/2012 (Insured by NPFGC) ^	1,705,719
1,920,000	0.00%, 12/01/2013 (Insured by NPFGC) ^	1,821,811
1,875,000	0.00%, 12/01/2014 (Insured by NPFGC) ^	1,718,569
1,025,000	Lake County Illinois Community High School District No. 124 Grant,
	5.00%, 12/01/2017	1,205,482
1,000,000	Lake County Illinois Community High School District No. 128,
	5.00%, 01/01/2013	1,053,580
	McHenry & Kane Counties Illinois Community School District No. 158:
1,870,000	0.00%, 01/01/2013 (Insured by NPFGC) ^	1,802,493
1,970,000	0.00%, 01/01/2016 (Insured by NPFGC) ^	1,704,109
	Metropolitan Pier & Exposition Authority Illinois: (ETM)
1,805,000	5.50%, 06/15/2016	2,163,708
2,000,000	5.50%, 12/15/2023	2,477,540
2,000,000	Northwest Suburban Illinois Municipal Joint Action Revenue,
	5.00%, 05/01/2014 (ETM)	2,231,900
4,705,000	Regional Transportation Authority Illinois,
	6.00%, 07/01/2022 (Insured by NPFGC)	5,783,292
2,742,000	Round Lake Illinois,
	6.70%, 03/01/2033 (Pre-refunded to 03/01/2013)	2,995,964
	Southern Illinois University Revenue:
1,000,000	5.25%, 04/01/2018 (Insured by NPFGC)	1,130,510
1,390,000	5.25%, 04/01/2019 (Insured by NPFGC)	1,573,466
950,000	Winnebago & Boone Counties Illinois School District No. 205,
	5.00%, 02/01/2013 (Insured by AMBAC)	993,861
	Winnebago County Illinois School District No. 122 Harlam-Loves Park:
1,205,000	0.00%, 01/01/2018 (Insured by AGM) ^	975,821
155,000	0.00%, 01/01/2018 (ETM) ^	139,205
		102,784,603
Indiana - 1.7%
1,990,000	Franklin Community Multi-School Building Corp,
	5.00%, 07/15/2020	2,276,878
	Hammond Indiana Multi-School Building Corporation Revenue Bonds:
1,000,000	6.00%, 01/15/2018 (ETM)	1,174,570
1,330,000	5.00%, 07/15/2018 (Insured by NPFGC)	1,537,866
1,115,000	Indiana State Office Building Commisions Facilities Revenue Bonds,
	5.25%, 07/01/2017	1,292,151
820,000	Indiana Toll Road Commission,
	9.00%, 01/01/2015 (ETM)	942,393
1,155,000	Indianapolis Local Public Improvement Bond Bank,
	5.50%, 01/01/2019 (Insured by NPFGC)	1,353,048
3,460,000	Indianapolis Local Public Improvement Bond Waterworks Project,
	5.50%, 07/01/2018 (Insured by NPFGC)	4,078,786
1,000,000	Perry Township Multi School Building Corporation,
	5.00%, 07/10/2018 (Callable 07/10/2015)	1,095,650
1,650,000	Purdue University Indiana Revenue,
	5.00%, 07/01/2015	1,901,444
1,000,000	South Bend Indiana Community School Building Corporation,
	5.00%, 07/15/2017 (Insured by NPFGC)	1,148,180
		16,800,966
Iowa - 0.3%
1,010,000	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
	5.00%, 06/01/2015 (Callable 06/01/2014)(Insured by NPFGC)	1,130,028
180,000	Muscatine Iowa Electric Revenue,
	6.70%, 01/01/2013 (Callable 01/01/2012)(ETM)	187,686
2,000,000	Wapello County Iowa Hospital Revenue,
	6.25%, 10/01/2022 (Pre-refunded to 10/01/2012)	2,111,460
		3,429,174
Kansas - 0.2%
1,865,000	Wyandotte County Kansas Revenue,
	5.00%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	2,206,034
Kentucky - 0.5%
3,340,000	Jefferson County Kentucky School District Financial School Building Revenue Bonds,
	5.50%, 01/01/2018 (Insured by AGM)	4,013,678
1,035,000	Kentucky Economic Development Finance Authority Health System Revenue,
	5.80%, 10/01/2014 (Pre-refunded to 10/01/2013)	1,154,108
		5,167,786
Louisiana - 2.8%
	Louisiana Public Facilities Authority Revenue:
710,000	5.50%, 05/15/2027 (Pre-refunded to 05/15/2026)	875,082
12,740,000	5.50%, 05/15/2032 (Pre-refunded to 05/15/2026)	16,035,711
10,000,000	State of Louisiana,
	5.00%, 11/15/2020 (Callable 05/15/2020)	12,003,000
		28,913,793
Maine - 0.5%
4,340,000	Maine Health & Higher Education Facilities Authority,
	5.00%, 07/01/2035 (Pre-refunded to 07/01/2015)	5,032,707
Massachusetts - 1.8%
5,820,000	Massachusetts State,
	5.00%, 08/01/2020 (Pre-refunded to 08/01/2016)	6,916,255
	Massachusetts State Obligations Tax Revenue:
1,000,000	5.25%, 01/01/2026 (Pre-refunded to 01/01/2014)	1,103,010
1,845,000	5.75%, 01/01/2032 (Pre-refunded to 01/01/2014)	2,055,533
	Massachusetts State Water Resources Authority: (ETM)
4,105,000	5.25%, 12/01/2015	4,475,107
3,200,000	6.50%, 07/15/2019	3,908,384
		18,458,289
Michigan - 2.4%
1,550,000	Clarkston Michigan Community Schools,
	5.00%, 05/01/2013 (Insured by AGM)	1,657,570
1,000,000	Detroit Michigan City School District,
	5.00%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,070,400
2,185,000	Detroit Michigan Sewer Disposal Revenue,
	5.00%, 07/01/2030 (Pre-refunded to 07/01/2015)	2,533,748
1,550,000	Harper Creek Michigan Community School District,
	5.00%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,720,267
1,390,000	Jenison Michigan Public Schools,
	5.25%, 05/01/2015 (Insured by NPFGC)	1,535,366
2,275,000	Lakeview Public School District,
	5.00%, 05/01/2017 (Insured by NPFGC)	2,570,341
	Livonia Michigan Public Schools School District:
4,295,000	5.00%, 05/01/2017 (Callable 05/01/2014)(Insured by NPFGC)	4,605,228
3,000,000	5.00%, 05/01/2022 (Callable 05/01/2014)(Insured by NPFGC)	3,152,730
4,000,000	Michigan State Housing Development Authority,
	4.75%, 06/01/2016	4,250,040
2,000,000	State of Michigan,
	0.00%, 06/01/2022 (ETM) ^	1,448,620
		24,544,310
Minnesota - 0.8%
1,040,000	Centennial Independent School District No. 12 Minnesota,
	5.00%, 02/01/2014 (Pre-refunded to 02/01/2012)(Insured by AGM)	1,054,830
	Minnesota State Housing Finance Agency Homeownership Finance Bond:
1,115,000	4.25%, 07/01/2028 (Callable 01/01/2020)	1,177,317
2,000,000	4.50%, 07/01/2034 (Callable 07/01/2021)	2,144,040
1,215,000	Robbinsdale Independent School District No. 281,
	5.00%, 07/01/2020 (Pre-refunded to 02/01/2012)(Insured by AGM)	1,232,326
1,895,000	Western Minnesota Municipal Power Agency,
	6.375%, 01/01/2016 (ETM)	2,130,833
		7,739,346
Mississippi - 0.3%
1,110,000	Mississippi Development Bank Special Obligations,
	5.25%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,300,198
1,050,000	Mississippi Housing Financial Corporation,
	0.00%, 06/01/2015 (ETM) ^	1,004,010
1,000,000	Mississippi State,
	5.00%, 11/01/2021 (Pre-refunded to 11/01/2012)	1,048,170
		3,352,378
Missouri - 0.3%
1,000,000	St. Charles County Missouri Francis Howell School District,
	4.50%, 03/01/2018	1,167,260
2,000,000	St. Louis County Industrial Development Authority,
	6.625%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,260,100
		3,427,360
Nebraska - 1.2%
1,640,000	Nebraska Public Power District Revenue,
	5.00%, 01/01/2015 (Insured by NPFGC)	1,839,030
9,150,000	Omaha Nebraska Public Electric Power District Revenue,
	6.20%, 02/01/2017 (ETM)	10,616,379
		12,455,409
Nevada - 0.2%
2,080,000	Las Vegas Clark County Nevada Library District,
	5.00%, 01/01/2017	2,347,946
New Hampshire - 0.7%
5,360,000	New Hampshire Housing Finance Authority Revenue Bonds,
	5.25%, 07/01/2028 (Callable 01/01/2021)	5,773,685
1,000,000	State of New Hampshire,
	5.00%, 07/01/2021 (Callable 07/01/2020)	1,217,920
		6,991,605
New Jersey - 3.1%
	New Jersey Economic Development Authority Revenue Bonds:
2,250,000	6.375%, 04/01/2018 (Pre-refunded to 05/15/2014)	2,585,475
6,000,000	6.375%, 04/01/2031 (Pre-refunded to 05/15/2014)	6,894,600
895,000	New Jersey Sports & Exposition Authority State Contract Bonds,
	6.50%, 03/01/2013 (ETM)	940,869
10,000,000	New Jersey State Housing & Mortgage Finance Agency Bonds,
	4.50%, 10/01/2029 (Callable 04/01/2021)	10,507,300
	New Jersey State Transportation Trust Fund Authority:
2,595,000	5.50%, 12/15/2015 (Insured by AMBAC)	2,989,102
5,000,000	5.25%, 12/15/2020	5,746,200
	New Jersey State Turnpike Authority: (ETM)
1,500,000	6.50%, 01/01/2016	1,682,760
130,000	6.50%, 01/01/2016	145,665
		31,491,971
New Mexico - 0.4%
	New Mexico Mortgage Financial Authority:
1,610,000	4.625%, 09/01/2025 (Callable 03/01/2020)	1,727,659
1,170,000	4.50%, 09/01/2028 (Callable 03/01/2020)	1,246,635
1,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue,
	5.25%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,160,770
		4,135,064
New York - 6.4%
2,000,000	Long Island Power Authority and Electric System Revenue,
	5.00%, 12/01/2017 (Callable 12/01/2016)(Insured by NPFGC)	2,290,360
13,230,000	Metropolitan Transit Authority New York,
	6.00%, 04/01/2020 (ETM)	16,912,570
4,730,000	New York City, New York Transitional Financial Authority Building Aid Revenue Bonds,
	5.00%, 01/15/2015 (Insured by AGM)	5,286,484
	New York, New York:
1,000,000	5.00%, 03/01/2016 (Callable 03/01/2015)(Insured by FGIC-TCRS)	1,128,920
5,000,000	5.00%, 08/01/2017	5,904,750
1,125,000	5.25%, 08/15/2021 (Callable 08/15/2018)	1,305,068
2,000,000	New York State Dormitory Authority and Personal Income Tax Revenue,
	5.00%, 12/15/2017	2,406,000
4,040,000	New York State Thruway Authority,
	5.00%, 03/15/2022 (Callable 03/15/2019)	4,689,390
	New York State University Dormitory Authority Revenues:
1,800,000	5.50%, 05/15/2013 (Insured by NPFGC)	1,880,982
5,290,000	5.25%, 05/15/2015	5,863,912
180,000	TSASC Inc. New York,
	4.75%, 06/01/2022 (Callable 06/01/2016)	171,162
13,075,000	Westchester Tobacco Asset Securitization Corp. New York,
	6.95%, 07/15/2039 (Pre-refunded to 07/15/2017)	17,277,828
		65,117,426
North Carolina - 2.8%
	North Carolina Eastern Municipal Power Agency Power Systems Revenue: (ETM)
3,310,000	5.00%, 01/01/2017	3,805,375
5,700,000	6.40%, 01/01/2021	7,108,470
6,040,000	4.50%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,188,385
1,735,000	6.00%, 01/01/2026 (Pre-refunded to 01/01/2022)	2,308,244
6,495,000	North Carolina Medical Care Community Hospital Revenue,
	5.25%, 11/01/2029 (Pre-refunded to 11/01/2014)	7,288,104
1,180,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
	5.50%, 01/01/2013 (ETM)	1,222,114
		28,920,692
Ohio - 0.7%
1,000,000	Akron Ohio Community Learning Center Income Tax Revenue,
	5.25%, 12/01/2016 (Callable 12/01/2013)(Insured by NPFGC)	1,077,900
2,000,000	Cincinnati Ohio City School District,
	5.00%, 12/01/2016 (Insured by AGM)	2,334,100
105,000	Miamisburg Ohio Water Revenue,
	7.00%, 11/15/2016 (Callable 11/28/2011)(ETM)	113,738
2,950,000	Ohio Housing Finance Agency,
	5.00%, 11/01/2028 (Callable 05/01/2020)	3,189,216
		6,714,954
Oklahoma - 0.1%
1,000,000	Cherokee County Oklahoma Economic Development Authority,
	0.00%, 11/01/2011 (ETM) ^	999,680
Pennsylvania - 3.9%
1,275,000	Central Dauphin Pennsylvania School District,
	6.75%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,589,861
1,380,000	Erie Pennsylvania Sewer Authority Revenue,
	5.125%, 06/01/2020 (ETM)	1,646,851
6,830,000	Pennsylvania Convention Center Authority Revenue Bonds,
	6.00%, 09/01/2019 (ETM)	8,531,763
	Pennsylvania Housing Finance Agency:
2,130,000	3.70%, 04/01/2018	2,168,170
1,760,000	3.75%, 10/01/2018	1,799,125
1,025,000	3.90%, 04/01/2019	1,047,734
1,675,000	3.90%, 10/01/2019 (Callable 04/01/2019)	1,712,151
3,390,000	Pennsylvania State Higher Education Facilities Authority Revenue,
	5.00%, 01/01/2029 (Pre-refunded to 01/01/2013)	3,586,857
3,000,000	Pennsylvania State Public School Building Authority Lease Revenue,
	5.00%, 11/15/2034 (Pre-refunded to 11/15/2014)	3,397,290
1,790,000	Philadelphia Pennsylvania Authority For Industrial Development Revenue,
	5.25%, 01/01/2027 (Pre-refunded to 01/01/2017)	2,150,954
2,905,000	Philadelphia Pennsylvania Gas Works,
	7.00%, 05/15/2020 (ETM)	3,587,355
	Pittsburgh Pennsylvania Water & Sewer Authority Revenue Bonds:
870,000	7.25%, 09/01/2014 (Callable 11/14/2011)(ETM)	975,749
4,500,000	5.00%, 09/01/2029 (Pre-refunded to 09/01/2015)	5,221,485
1,500,000	St. Mary Hospital Authority Pennsylvania Health Revenue,
	5.375%, 11/15/2034 (Pre-refunded to 11/15/2014)	1,710,930
		39,126,275
Puerto Rico - 0.3%
1,625,000	Puerto Rico Public Building Authority,
	5.50%, 07/01/2022 (Pre-refunded to 07/01/2014)	1,839,061
1,080,000	Puerto Rico Public Finance Corporation,
	6.00%, 08/01/2026 (ETM)	1,448,356
		3,287,417
South Carolina - 1.4%
6,375,000	Piedmont Municipal Power Agency South Carolina Electric Revenue,
	6.75%, 01/01/2020 (ETM)	8,583,810
	South Carolina Jobs Economic Development Authority Hospital Facilities Revenue:
2,575,000	7.00%, 08/01/2030 (Pre-refunded to 08/01/2013)	2,876,713
2,430,000	6.375%, 08/01/2034 (Pre-refunded to 08/01/2013)	2,687,215
		14,147,738
South Dakota - 0.1%
1,030,000	Heartland Consumers Power District,
	7.00%, 01/01/2016 (ETM)	1,173,984
Tennessee - 1.2%
1,000,000	Metropolitan Government Nashville & Davidson County Tennessee H&E,
	0.00%, 06/01/2021 (ETM) ^	779,990
5,000,000	Shelby County Tennessee Health Educational & Housing Facilities Revenue,
	5.50%, 08/15/2019 (ETM)	5,756,300
5,000,000	Tennessee Housing Development Agency,
	4.50%, 07/01/2028 (Callable 01/01/2020)	5,287,450
		11,823,740
Texas - 14.0%
2,125,000	Barbers Hill Texas Independent School District General Obligation,
	5.00%, 02/15/2017 (Callable 02/15/2015)(PSF Guaranteed)	2,387,204
6,060,000	Capital Area Housing Finance Corporation Texas,
	0.00%, 01/01/2016 (ETM) ^	5,745,789
1,500,000	Central Texas Housing Finance Corporation,
	0.00%, 09/01/2016 (ETM) ^	1,404,870
1,500,000	Cypress-Fairbanks Texas Independent School District,
	5.00%, 02/15/2017 (Callable 02/15/2016)(PSF Guaranteed)	1,726,965
2,410,000	Dallas Texas Independent School District,
	5.00%, 02/15/2020 (PSF Guaranteed)	2,928,873
1,355,000	El Paso Texas Waterworks & Sewer Revenue,
	5.00%, 08/15/2018	1,627,843
1,625,000	Frisco Texas Independent School District,
	6.00%, 08/15/2018 (Callable 08/15/2016)(PSF Guaranteed)	1,958,921
1,000,000	Georgetown Texas Independent School District,
	5.00%, 02/15/2016 (Callable 02/15/2015)(PSF Guaranteed)	1,130,450
	Harris County Texas:
1,500,000	5.00%, 10/01/2019	1,813,485
4,400,000	5.75%, 10/01/2028 (Pre-refunded to 10/01/2018)	5,566,264
	Harris County Texas Health Facilities Development Corporation Hospital Revenue: (ETM)
8,000,000	5.50%, 10/01/2013	8,300,960
4,280,000	5.50%, 10/01/2019	5,147,085
10,960,000	Houston Texas Health Facilities Corporate Facilities Revenue,
	7.125%, 02/15/2034 (Pre-refunded to 02/15/2014)	12,710,970
1,205,000	Houston Texas Sewer System Revenue,
	9.375%, 10/01/2013 (Callable 04/01/2012)(ETM)	1,306,630
3,000,000	Houston Texas Utility System Revenue,
	5.25%, 05/15/2015 (Callable 05/15/2014)(Insured by NPFGC)	3,322,830
16,050,000	Houston Texas Water & Sewer System Revenue Bonds,
	5.50%, 12/01/2029 (ETM)	20,772,391
1,315,000	La Porte Texas Independent School District,
	5.00%, 02/15/2018 (Callable 02/15/2015)(Insured by NPFGC)	1,439,899
3,425,000	Lubbock Texas,
	5.00%, 02/15/2021 (Callable 02/15/2018)(Insured by AGM)	3,949,539
1,730,000	Lubbock Texas Housing Finance Corp.,
	8.00%, 10/01/2021 (ETM)	2,511,026
1,735,000	Lufkin Texas Independent School District,
	5.00%, 08/15/2015 (Callable 08/15/2014)(PSF Guaranteed)	1,948,578
1,050,000	Magnolia Texas Independent School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,239,483
1,265,000	Mission Consolidation Independent School District,
	5.00%, 02/15/2019 (Callable 02/15/2015)(PSF Guaranteed)	1,389,906
1,125,000	North Central Texas Health Facilities Revenue,
	5.75%, 02/15/2015 (ETM)	1,290,701
1,210,000	Pearland Texas Waterworks & Sewage,
	5.25%, 03/01/2023 (Pre-refunded to 03/01/2014)	1,348,497
2,035,000	Retama Texas Development Corporation Special Facilites Revenue,
	8.75%, 12/15/2018 (ETM)	2,981,865
1,295,000	Rockwall Texas Independent School District,
	5.00%, 02/15/2015 (PSF Guaranteed)	1,476,404
11,565,000	San Antonio Texas Electric & Gas Revenue,
	5.65%, 02/01/2019 (ETM)	14,148,621
2,100,000	San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
	0.00%, 08/15/2015 (ETM) ^	2,022,993
2,000,000	San Antonio Texas Independent School District,
	5.00%, 08/15/2017 (Callable 08/15/2015)(PSF Guaranteed)	2,298,960
1,020,000	Spring Texas Independent School District,
	5.00%, 08/15/2019 (Callable 08/15/2018)(PSF Guaranteed)	1,222,480
7,990,000	Tarrant County Texas Health Facilities Revenue,
	6.00%, 09/01/2024 (ETM)	10,145,462
1,800,000	Tarrant County Texas Housing Finance Corporation Revenue Bonds,
	0.00%, 09/15/2016 (ETM) ^	1,680,840
	Texas State:
6,285,000	5.00%, 10/01/2018	7,646,268
3,965,000	5.00%, 04/01/2020 (Callable 04/01/2016)	4,517,126
1,225,000	University of Texas Revenue Bonds,
	5.25%, 02/15/2012 (Pre-refunded to 08/15/2016)	1,451,160
		142,561,338
Utah - 0.7%
	Granite School District Board of Education:
3,900,000	5.00%, 06/01/2022 (Callable 06/01/2021)	4,735,419
1,750,000	5.00%, 06/01/2023 (Callable 06/01/2021)	2,090,042
395,000	Salt Lake City Utah Hospital Revenue,
	8.125%, 05/15/2015 (Callable 11/28/2011)(ETM)	433,335
		7,258,796
Virginia - 0.6%
1,095,000	Bristol Virginia Utility Systems General Obligations,
	5.50%, 11/01/2018 (ETM)	1,320,658
4,210,000	Tobacco Settlement Financing Corporation Revenue,
	5.625%, 06/01/2037 (Pre-refunded to 06/01/2015)	4,928,689
		6,249,347
Washington - 2.7%
1,005,000	City of Ocean Shores WA,
	5.50%, 12/01/2021 (Callable 06/01/2012)(Insured by NPFGC)	1,027,703
4,500,000	Snohomish County School District No. 201,
	4.00%, 12/01/2021 (Callable 12/01/2020)	5,017,995
3,605,000	Snohomish County Washington Public Utilities Revenue,
	6.80%, 01/01/2020 (Callable 11/28/2011)(ETM)	4,640,861
2,755,000	Thurston & Pierce Counties Washington Community Schools,
	4.25%, 12/01/2021 (Callable 12/01/2020)	3,077,941
	Washington State:
1,500,000	5.00%, 07/01/2018 (Callable 07/01/2013)	1,608,555
10,000,000	5.00%, 01/01/2021	12,151,800
		27,524,855
West Virginia - 1.6%
7,365,000	Berkeley Brooke Fayette Counties West Virginia Single Family Mortgage Revenue,
	0.00%, 12/01/2014 (ETM) ^	7,174,983
8,390,000	West Virginia State Building Community Lease Revenue Bonds,
	7.00%, 07/01/2013 (ETM)	9,359,464
		16,534,447
Wisconsin - 0.8%
960,000	Badger Tobacco Asset Securitization Corporation Wisconsin,
	5.75%, 06/01/2012 (ETM)	994,301
3,000,000	Ladysmith-Hawkins Wisconsin School District General Obligation,
	5.20%, 04/01/2018 (Callable 04/01/2016)(Insured by NPFGC)	3,160,440
3,320,000	Wisconsin State Health & Educational Facilities Revenue,
	5.00%, 12/01/2019 (Callable 12/01/2014)(Insured by NPFGC)	3,485,635
		7,640,376
	Total Municipal Bonds (Cost $941,094,321)	991,408,713

Shares
SHORT-TERM INVESTMENTS - 1.0%
Money Market Mutual Fund - 1.0%
9,886,091	Goldman Sachs Financial Square Funds, 0.04%«	9,886,091
	Total Short-Term Investments (Cost $9,886,091)	9,886,091
	Total Investments (Cost $950,980,412) - 98.5%	1,001,294,804
	Other Assets in Excess of Liabilities - 1.5%	15,491,978
	TOTAL NET ASSETS - 100.0%	$1,016,786,782

Notes to Schedule of Investments
AGM -	Assured Guaranty Municipal
AMBAC -
Ambac Assurance Corporation. Ambac Assurance's plan of rehabilitation transferring certain troubled insurance policies and assets (mostly relating to insurance coverage and credit default swaps on residential mortgage-backed securities) to a segregated account has obtained court approval but has not yet been implemented.

BHAC -	Berkshire Hathaway Assurance Corp.
FGIC-TCRS -	Financial Guaranty Insurance Company
NPFGC -	National Public Finance Guarantee Corp.
PSF -	Texas Permanent School Fund
ETM -	Escrowed to Maturity
^	Non-Income Producing
«	7-Day Yield

Summary of Fair Value Exposure at September 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$-	$991,408,713	$-	$991,408,713
Total Fixed Income	-	991,408,713	-	991,408,713

Short-Term Investments
Money Market Mutual Fund	9,886,091	-	-	9,886,091
Total Short-Term Investments	9,886,091	-	-	9,886,091

Total Investments	$9,886,091	$991,408,713	$-	$1,001,294,804

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 98.1%
Asset Backed Securities - 4.7%
$1,171	Amresco Residential Securities Mortgage Loan Trust,
	Series 1997-3, Class A9, 6.96%, 03/25/2027	$1,165
	Bayview Financial Acquisition Trust:
1,197,048	Series 2006-A, Class 1A2, 5.483%, 02/28/2041	1,185,998
2,500,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	1,075,620
328	Contimortgage Home Equity Trust,
	Series 1997-2, Class A9, 7.09%, 04/15/2028 (Callable 11/15/2011)	326
	Countrywide Asset-Backed Certificates:
328,625	Series 2006-S2, Class A2, 5.627%, 07/25/2027 (Callable 12/25/2011)	327,513
1,099,442	Series 2005-17, Class 1AF2, 5.363%, 03/25/2030 (Callable 08/25/2014)	861,432
4,362,808	Series 2004-13, Class AF4, 4.583%, 01/25/2033 (Callable 09/25/2019)	4,253,659
2,828,970	Series 2004-S1, Class A3, 4.615%, 02/25/2035 (Callable 08/25/2012)	2,663,051
6,748,412	Series 2004-15, Class AF6, 4.613%, 04/25/2035 (Callable 10/25/2021)	6,374,719
9,716,414	Series 2005-1, Class AF6, 5.03%, 07/25/2035 (Callable 05/25/2022)	9,288,649
11,388,000	Series 2005-11, Class AF3, 4.778%, 02/25/2036	8,901,009
4,449,756	Series 2005-10, Class AF6, 4.915%, 02/25/2036 (Callable 10/25/2020)	3,818,042
4,963,560	Series 2005-13, Class AF3, 5.43%, 04/25/2036	3,882,978
1,863,962	Series 2005-17, Class 1AF5, 5.564%, 05/25/2036 (Callable 06/25/2024)	1,108,185
1,654,548	Series 2007-S1, Class A6, 5.693%, 11/25/2036 (Callable 02/25/2018)	1,304,062
3,479,569	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	3,241,831
1,500,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	794,438
434,624	Credit Based Asset Servicing and Securitization LLC,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	394,241
78,039	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	77,307
2,944,783	FedEx Corporation Pass-Thru Certificates,
	Series 1998-1, 6.845%, 01/15/2019	3,239,261
	GE Capital Mortgage Services, Inc.:
765	Series 1997-HE4, Class A7, 6.735%, 12/25/2028	756
14,481	Series 1999-HE1, Class A7, 6.265%, 04/25/2029 (Callable 11/25/2011)	14,115
	Green Tree Financial Corporation:
511,412	Series 1993-3, Class A7, 6.40%, 10/15/2018 (Callable 11/15/2011)	525,671
363,767	Series 1993-4, Class A5, 7.05%, 01/15/2019 (Callable 11/15/2011)	367,640
33,930	Series 1997-1, Class A5, 6.86%, 03/15/2028	35,888
1,355,501	Series 1998-2, Class A5, 6.24%, 12/01/2028	1,421,200
58,632	Series 1997-6, Class A8, 7.07%, 01/15/2029	61,563
1,172,029	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,271,497
718,806	Series 1998-4, Class A5, 6.18%, 04/01/2030	740,418
63,654	GSAA Home Equity Trust,
	Series 2005-1, Class AF2, 4.316%, 11/25/2034 (Callable 12/25/2011)	63,628
39,422	IMC Home Equity Loan Trust,
	Series 1997-5, Class A10, 5.749%, 11/20/2028	38,782
70,180	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017 (Callable 11/15/2011)	70,934
691,547	RAAC Series,
	Series 2004-SP1, Class AI4, 5.285%, 08/25/2027 (Callable 03/25/2013)	694,823
3,000,000	Renaissance Home Equity Loan Trust,
	Series 2007-1, Class AF3, 5.612%, 04/25/2037	1,047,285
	Residential Asset Mortgage Products, Inc.:
2,692,713	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033 (Callable 04/25/2015)	2,646,697
684,327	Series 2005-RS1, Class AI6, 4.713%, 01/25/2035 (Callable 08/25/2018)	617,826
	Residential Asset Securities Corporation:
1,720,840	Series 2003-KS2, Class AI6, 3.99%, 04/25/2033 (Callable 03/25/2013)	1,636,675
139,818	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033 (Callable 02/25/2015)	120,027
183,421	Series 2004-KS2, Class AI6, 4.30%, 03/25/2034 (Callable 03/25/2017)	176,113
1,243,599	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035 (Callable 01/25/2018)	1,252,380
		65,597,404
Commercial Mortgage Backed Securities - 8.2%
15,639,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	16,812,582
15,850,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.396%, 07/15/2044	17,197,599
15,000,000	Commercial Mortgage Pass-Through Certificates,
	Series 2005-C6, Class A5A, 5.116%, 06/10/2044	16,241,895
8,339,000	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, Class A4, 5.10%, 08/15/2038	9,035,748
10,750,000	GE Capital Commercial Mortgage Corporation,
	Series 2005-C4, Class A4, 5.314%, 11/10/2045	11,722,273
15,355,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	16,565,650
4,625,000	J.P. Morgan Chase Commercial Securities Corporation,
	Series 2011-C5, Class A3, 4.171%, 08/15/2046	4,740,810
9,825,000	Morgan Stanley Capital I,
	Series 2005-HQ7, 5.202%, 11/14/2042	10,695,269
10,000,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C22, Class A4, 5.437%, 12/15/2044	10,886,620
		113,898,446
Financial - 17.3%
3,500,000	Aegon NV,
	4.75%, 06/01/2013 f	3,653,314
2,700,000	American Express Credit Corporation, Series C,
	7.30%, 08/20/2013	2,955,461
	American General Finance Corporation:
1,000,000	5.85%, 06/01/2013	855,000
500,000	6.90%, 12/15/2017	360,000
1,000,000	American International Group Inc.,
	8.175%, 05/15/2058 (Callable 05/15/2038)	882,500
2,000,000	Ameriprise Financial, Inc.,
	7.30%, 06/28/2019 @	2,454,706
250,000	AmSouth Bancorp,
	6.75%, 11/01/2025	200,036
1,708,000	Arden Realty LP,
	5.25%, 03/01/2015 (Callable 12/01/2014)	1,767,638
400,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	287,426
1,715,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	1,897,184
100,000	BankAmerica Capital II, Series 2,
	8.00%, 12/15/2026 (Callable 11/28/2011)	93,000
2,175,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 11/28/2011)	1,697,083
2,500,000	Barclays Bank PLC,
	6.75%, 05/22/2019 f	2,700,875
2,400,000	The Bear Stearns Companies LLC,
	5.30%, 10/30/2015	2,591,011
100,000	Capital One Financial Corporation,
	6.15%, 09/01/2016	105,932
5,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019 (Acquired 11/20/2009; Cost $4,987,600) * f	5,453,715
	CIT Group, Inc.:
9,367	7.00%, 05/01/2014 (Callable 10/13/2011)	9,554
217	7.00%, 05/01/2015 (Callable 11/28/2011)	215
53,000	7.00%, 05/04/2015 (Callable 01/01/2012)(Acquired 01/23/2006; Cost $53,440) *	52,603
694	7.00%, 05/01/2016 (Callable 11/28/2011)	673
88,000	7.00%, 05/02/2016 (Callable 01/01/2012)(Acquired 01/23/2006; Cost $88,735) *	85,360
172	7.00%, 05/01/2017 (Callable 11/28/2011)	167
124,000	7.00%, 05/02/2017 (Callable 01/01/2012)(Acquired 01/23/2006; Cost $124,814) *	120,280
2,000,000	Citigroup Capital XXI,
	8.30%, 12/21/2057 (Callable 12/21/2037)	1,960,000
	Citigroup, Inc.:
1,000,000	5.50%, 04/11/2013	1,029,226
3,125,000	6.01%, 01/15/2015	3,321,200
2,675,000	6.125%, 11/21/2017 @	2,858,430
5,000,000	CNA Financial Corporation,
	6.50%, 08/15/2016	5,371,440
5,330,000	Countrywide Financial Corporation,
	6.25%, 05/15/2016 @	4,703,890
1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049 (Callable 05/31/2017)(Acquired 05/23/2007; Cost $1,000,000) * f	577,500
1,575,000	Credit Suisse New York Branch Senior Notes,
	5.30%, 08/13/2019 f	1,591,215
330,000	Deutsche Bank Trust Corporation Subordinated Notes,
	7.25%, 10/15/2011	330,549
3,135,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 11/28/2011)	3,135,937
1,575,000	First Empire Capital Trust II,
	8.277%, 06/01/2027 (Callable 11/28/2011)	1,575,610
3,749,000	First Hawaiian Capital Trust I, Series B,
	8.343%, 07/01/2027 (Callable 11/28/2011)	3,486,570
608,152	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	689,164
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026 (Callable 11/28/2011)	2,250,000
	General Electric Capital Corporation:
2,475,000	4.375%, 09/21/2015	2,630,873
1,500,000	5.625%, 09/15/2017	1,645,404
4,700,000	5.625%, 05/01/2018	5,137,988
1,416,000	Genworth Financial, Inc.,
	5.75%, 06/15/2014	1,396,032
6,500,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 04/14/2011; Cost $6,816,240) *	6,598,352
	GMAC Inc.:
336,000	7.50%, 12/31/2013	341,040
403,000	8.00%, 12/31/2018	366,730
150,000	GMAC LLC,
	6.75%, 12/01/2014	145,405
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034 @	1,068,556
	The Goldman Sachs Group, Inc.:
2,200,000	3.70%, 08/01/2015	2,153,980
1,000,000	6.25%, 09/01/2017	1,041,509
4,500,000	6.15%, 04/01/2018 @	4,663,242
2,520,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 01/05/2009 through 09/23/2010; Aggregate Cost $2,677,716) *	2,643,097
2,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Callable 05/16/2016)(Acquired 05/16/2006 through 11/08/2007; Aggregate Cost $2,783,656) *	2,576,000
2,200,000	Hartford Financial Services Group Inc.,
	8.125%, 06/15/2038 (Callable 06/15/2018) @	2,068,000
2,100,000	HSBC Holdings PLC Subordinated Notes,
	6.50%, 09/15/2037 f	2,061,198
400,000	HSBC USA Capital Trust I,
	7.808%, 12/15/2026 (Callable 11/28/2011)(Acquired 03/08/2007; Cost $408,125) *	381,320
500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027 (Callable 11/28/2011)(Acquired 11/06/2007; Cost $513,219) *	499,710
500,000	Industrial Bank of Korea,
	3.75%, 09/29/2016 (Acquired 03/22/2011; Cost $496,855) * f	493,427
3,650,000	ING Bank N.V.,
	4.00%, 03/15/2016 (Acquired 03/08/2011; Cost $3,648,029) * f	3,672,400
1,246,000	Invesco Ltd.,
	5.375%, 12/15/2014 f	1,354,558
7,025,000	Irish Life & Permanent Group Holdings PLC,
	3.60%, 01/14/2013 (Acquired 01/07/2010; Cost $7,021,207) * f	6,008,363
	Jefferies Group Inc.:
4,000,000	6.875%, 04/15/2021	4,154,668
1,395,000	6.25%, 01/15/2036	1,265,448
6,800,000	John Hancock Mutual Life Insurance Company,
	7.375%, 02/15/2024 (Acquired 08/26/2010; Cost $7,671,967) *	7,980,330
	J.P. Morgan Chase & Co.:
2,700,000	3.70%, 01/20/2015 @	2,766,577
3,000,000	3.15%, 07/05/2016	2,980,518
4,600,000	5.60%, 07/15/2041	4,805,183
1,250,000	Kaupthing Bank,
	5.75%, 10/04/2011 (Acquired 06/06/2008 through 07/22/2008; Aggregate Cost $969,046) * f §	306,250
3,400,000	Key Bank NA,
	7.413%, 05/06/2015	3,725,727
5,000,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 08/24/2009 through 03/10/2010; Aggregate Cost $5,312,157) * f @	5,561,855
	Liberty Mutual Group, Inc.:
450,000	7.25%, 09/01/2012 (Acquired 06/20/2011; Cost $472,546) *	466,362
2,500,000	10.75%, 06/15/2058 (Callable 06/15/2038)(Acquired 05/21/2008; Cost $2,445,125) *	2,975,000
565,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $361,718) *	533,925
1,125,000	Lincoln National Corporation,
	6.05%, 04/20/2067 (Callable 04/20/2017)	911,250
1,600,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020 (Acquired 02/10/2010; Cost $1,558,428) * f	1,521,365
100,000	Manulife Financial Corp.,
	4.90%, 09/17/2020 f	105,343
	Marsh & McLennan Companies, Inc.:
7,000,000	6.25%, 03/15/2012	7,137,613
3,750,000	4.85%, 02/15/2013	3,886,339
1,000,000	9.25%, 04/15/2019	1,313,329
1,000,000	Massachusetts Mutual Life Insurance Company,
	8.875%, 06/01/2039 (Acquired 05/27/2009; Cost $987,100) *	1,505,757
800,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013)(Acquired 01/11/2008; Cost $800,000) * @	360,000
	Merrill Lynch & Company:
1,000,000	6.40%, 08/28/2017	969,545
1,750,000	6.875%, 04/25/2018	1,750,628
1,275,000	7.75%, 05/14/2038	1,184,675
422,000	Metlife Inc.,
	6.50%, 12/15/2032	494,927
1,650,000	Monumental Global Funding Limited,
	5.50%, 04/22/2013 (Acquired 07/09/2010; Cost $1,722,331) *	1,742,623
	Morgan Stanley:
1,075,000	4.75%, 04/01/2014	1,021,593
1,000,000	4.00%, 07/24/2015	942,606
150,000	6.625%, 04/01/2018	148,809
3,644,000	Morgan Stanley Dean Witter & Co.,
	6.75%, 10/15/2013	3,835,521
1,000,000	The NASDAQ OMX Group Inc.,
	4.00%, 01/15/2015	1,019,106
	National City Bank of Cleveland Subordinated Notes:
1,310,000	4.625%, 05/01/2013	1,363,286
2,000,000	5.80%, 06/07/2017	2,175,876
3,500,000	Nationwide Financial Services, Inc.,
	6.25%, 11/15/2011	3,511,938
4,921,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	5,065,899
4,389,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 11/28/2011)	4,070,797
2,500,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 11/28/2011)	2,300,000
2,750,000	Protective Life Corp.,
	7.375%, 10/15/2019	3,001,212
1,000,000	Regions Financial Corp.,
	7.75%, 11/10/2014	997,500
4,750,000	Regions Financing Trust II,
	6.625%, 05/15/2047 (Callable 05/15/2027)	3,847,500
1,000,000	Republic New York Capital I,
	7.75%, 11/15/2026 (Callable 11/28/2011)	963,300
700,000	Republic New York Corporation Debentures,
	9.125%, 05/15/2021	801,234
1,500,000	Santander Issuances,
	6.50%, 08/11/2019 (Callable 08/11/2014)(Acquired 10/18/2007; Cost $1,675,744) * f	1,384,032
1,100,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 09/27/2010; Cost $1,100,000) * f	1,057,228
8,760,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017)	8,797,142
	SLM Corporation:
1,000,000	5.375%, 01/15/2013	1,000,046
3,000,000	5.00%, 10/01/2013	2,936,634
1,137,000	5.375%, 05/15/2014	1,118,960
500,000	5.625%, 08/01/2033	398,148
4,900,000	Sovereign Bancorp, Inc.,
	8.75%, 05/30/2018	5,707,657
1,032,000	Susa Partnership LP,
	8.20%, 06/01/2017	1,236,194
1,000,000	Symetra Financial Corporation,
	6.125%, 04/01/2016 (Acquired 03/23/2006; Cost $995,570) *	1,055,077
3,000,000	TD Ameritrade Holding Corporation,
	5.60%, 12/01/2019	3,238,299
1,000,000	Travelers Companies, Inc.,
	6.75%, 06/20/2036	1,246,592
560,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f	601,775
4,120,000	Wachovia Bank NA,
	6.00%, 11/15/2017	4,565,450
750,000	Willis North America Inc.,
	5.625%, 07/15/2015	815,364
		240,681,660
Industrial - 14.7%
4,200,000	Acuity Brands Lighting Inc.,
	6.00%, 12/15/2019	4,544,303
2,325,000	Allied Waste North America, Inc.,
	6.875%, 06/01/2017 (Callable 06/02/2012)	2,484,844
	Ameritech Capital Funding Debentures:
1,750,092	9.10%, 06/01/2016	2,078,929
1,500,000	6.45%, 01/15/2018	1,772,564
2,000,000	Anglo American Capital PLC,
	9.375%, 04/08/2019 (Acquired 04/02/2009; Cost $2,000,000) * f	2,648,762
600,000	Bunge Limited Finance Corporation,
	5.35%, 04/15/2014	633,202
3,800,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	4,151,078
3,000,000	CenturyLink Inc.,
	5.15%, 06/15/2017 @	2,816,556
8,164,000	Chevron Phillips Chemical Company LLC,
	7.00%, 06/15/2014 (Acquired 10/27/2010 through 10/28/2010; Aggregate Cost $9,086,948) * @	9,122,372
800,000	Clear Channel Communications,
	5.50%, 12/15/2016	296,000
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037	1,198,735
500,000	Comcast-Cable Holdings,
	7.875%, 08/01/2013	555,590
7,075,000	Computer Sciences Corporation,
	5.50%, 03/15/2013	7,409,803
	ConAgra Foods, Inc.:
1,687,000	5.819%, 06/15/2017	1,850,959
120,000	9.75%, 03/01/2021	165,322
324,985	Continental Airlines, Inc. Pass-Thru Certificates,
	Series 1997-4, Class A, 6.90%, 01/02/2018	331,484
2,000,000	COX Communications Inc.,
	7.25%, 11/15/2015	2,334,966
410,000	Deutsche Telekom International Finance BV,
	8.75%, 06/15/2030 f	546,863
8,000,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016 (Callable 05/15/2012)	8,600,000
	Donnelley (R.R.) & Sons Co.:
2,500,000	8.60%, 08/15/2016	2,425,000
2,000,000	6.125%, 01/15/2017	1,735,000
1,000,000	7.625%, 06/15/2020	887,500
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	990,000
825,000	Enterprise Products Operating LLC,
	6.125%, 02/01/2013	871,436
3,000,000	Express Scripts, Inc.,
	3.125%, 05/15/2016	3,029,127
8,907,000	Freeport-McMoRan Copper & Gold Inc.,
	8.375%, 04/01/2017 (Callable 04/01/2012)	9,552,758
7,000,000	Georgia-Pacific LLC,
	8.25%, 05/01/2016 (Callable 05/01/2013)(Acquired 12/10/2010; Cost $7,639,305) *	7,737,380
8,092,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 through 06/20/2011; Aggregate Cost $8,171,786) *	8,327,712
	GTE Corporation:
2,400,000	6.84%, 04/15/2018	2,890,867
100,000	8.75%, 11/01/2021	139,789
650,000	Health Management Association,
	6.125%, 04/15/2016	638,625
	Highmark Inc. Notes:
1,950,000	6.80%, 08/15/2013 (Acquired 08/14/2003 through 12/17/2007; Aggregate Cost $1,963,035) *	2,099,707
3,000,000	4.75%, 05/15/2021 (Acquired 05/03/2011; Cost $2,987,880) *	3,051,282
1,000,000	Holcim U.S. Finance,
	6.00%, 12/30/2019 (Acquired 09/24/2009; Cost $986,740) * f	1,061,338
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,368,856
5,700,000	Hutchison Whampoa International Ltd.,
	7.625%, 04/09/2019 (Acquired 10/22/2009 through 10/29/2009; Aggregate Cost $6,315,497) * f	6,773,840
950,000	Johnson Controls Inc.,
	6.00%, 01/15/2036	1,127,620
400,000	Laboratory Corporation of America Holdings,
	5.625%, 12/15/2015	452,738
1,000,000	Lafarge SA,
	7.125%, 07/15/2036 f @	863,186
1,000,000	Martin Marietta Materials, Inc.,
	6.25%, 05/01/2037	1,087,747
1,000,000	Masco Corporation,
	6.125%, 10/03/2016	975,183
8,000,000	Mosaic Co.,
	7.625%, 12/01/2016 (Callable 12/01/2011)(Acquired 05/19/2010 through 12/10/2010; Aggregate Cost $8,361,066) *	8,390,000
1,100,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018 @	1,226,509
1,300,000	New Cingular Wireless Services, Inc.,
	8.75%, 03/01/2031	1,943,555
1,500,000	Nextel Communications, Series D,
	7.375%, 08/01/2015 (Callable 11/07/2011)	1,421,250
320,000	Pactiv Corporation,
	7.95%, 12/15/2025 @	228,800
400,000	PCCW-HKT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $398,132) * f	419,863
4,355,000	Plum Creek Timberlands, L.P.,
	5.875%, 11/15/2015	4,844,985
1,000,000	Questar Market Resources Inc.,
	6.80%, 03/01/2020	1,047,500
1,015,000	Qwest Corporation,
	8.875%, 03/15/2012	1,049,256
2,000,000	Ralcorp Holdings, Inc.,
	4.95%, 08/15/2020	1,936,050
500,000	Rio Tinto Alcan, Inc.,
	5.75%, 06/01/2035 f	562,882
3,700,000	Rio Tinto Financial USA Ltd.,
	6.50%, 07/15/2018 f @	4,439,634
1,500,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007; Cost $1,482,015) * f	1,819,226
	Sprint Capital Corporation:
2,800,000	6.90%, 05/01/2019	2,408,000
358,000	8.75%, 03/15/2032	311,012
2,793,000	Teck Resources Limited,
	10.25%, 05/15/2016 (Callable 05/15/2013) f	3,283,451
	Telecom Italia Capital SA: f
2,000,000	7.175%, 06/18/2019 @	2,005,196
5,519,000	7.20%, 07/18/2036	5,045,122
	Telefonica Emisiones, S.A.U.: f
1,950,000	6.421%, 06/20/2016	1,999,218
5,075,000	6.221%, 07/03/2017	5,128,734
	Time Warner, Inc.:
1,050,000	4.70%, 01/15/2021	1,097,491
1,100,000	7.625%, 04/15/2031	1,373,072
500,000	7.70%, 05/01/2032	634,463
1,000,000	6.55%, 05/01/2037	1,112,189
3,100,000	6.75%, 06/15/2039 @	3,545,529
5,000,000	6.25%, 03/29/2041 @	5,704,465
3,000,000	Tyco Electronics Group S.A.,
	6.55%, 10/01/2017 f	3,526,263
2,010,000	Union Pacific Corporation,
	6.125%, 01/15/2012	2,038,454
53,574	United AirLines, Inc. Pass-Thru Certificates,
	Series 2000-2, Class C, 7.762%, 04/29/2049 § †	1,607
317,248	U.S. Airways Pass-Thru Certificate,
	Series 1998-1, 6.85%, 01/30/2018	298,213
	Vale Overseas Limited: f
3,850,000	8.25%, 01/17/2034 @	4,689,300
1,550,000	6.875%, 11/21/2036	1,671,828
1,000,000	6.875%, 11/10/2039	1,075,000
2,063,000	Verizon New York Inc., Series A,
	6.875%, 04/01/2012	2,122,951
2,000,000	Verizon Wireless Cap LLC,
	8.50%, 11/15/2018	2,665,082
	Vulcan Materials Co.:
2,000,000	7.00%, 06/15/2018	1,910,000
500,000	7.15%, 11/30/2037	420,000
100,000	Westvaco Corporation,
	9.75%, 06/15/2020	130,022
2,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013	2,164,294
3,100,000	Williams Partners LP,
	6.30%, 04/15/2040	3,430,971
3,600,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014 (Acquired 02/24/2009; Cost $3,598,884) * f	4,072,673
		205,823,133
Other Government Related Securities - 1.5%
5,496,000	Corp Andina de Fomento,
	5.75%, 01/12/2017 f @	5,989,931
	Korea Electric Power Corporation: f
342,000	7.75%, 04/01/2013	368,582
2,165,000	6.75%, 08/01/2027	2,523,682
510,000	National Bank of Hungary Debentures,
	8.875%, 11/01/2013 f	557,753
3,000,000	PEMEX Finance Ltd.,
	10.61%, 08/15/2017 f	3,673,100
2,800,000	PEMEX Project Funding Master Trust,
	5.75%, 03/01/2018	3,031,000
1,000,000	Petrobras International Finance Company,
	5.75%, 01/20/2020 f	1,038,000
301,000	United Mexican States,
	6.75%, 09/27/2034 f	370,230
2,788,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	2,896,068
		20,448,346
Residential Mortgage Backed Securities - 27.5%
	Bank of America Alternative Loan Trust:
314,095	Series 2003-4, Class 2A1, 5.00%, 06/25/2018 (Callable 12/25/2015)	323,441
4,071,570	Series 2003-5, Class 2A1, 5.00%, 07/25/2018 (Callable 11/25/2015)	4,212,300
522,042	Series 2003-11, Class 4A1, 4.75%, 01/25/2019 (Callable 11/25/2016)	529,989
344,871	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	349,281
7,989,929	Series 2004-7, Class 4A1, 5.00%, 08/25/2019 (Callable 04/25/2018)	8,195,191
357,655	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	369,147
547,249	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	539,119
2,481,776	Series 2005-4, Class 3A1, 5.50%, 05/25/2020	2,366,840
1,801,442	Series 2005-10, Class 5A1, 5.25%, 11/25/2020 (Callable 02/25/2020)	1,722,784
2,795,874	Series 2007-1, Class 1A1, 6.098%, 04/25/2022	2,600,895
1,140,714	Series 2003-11, Class 2A1, 6.00%, 01/25/2034 (Callable 05/25/2022)	1,145,641
531,360	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	485,861
772,946	Series 2005-9, Class 1CB3, 5.50%, 10/25/2035	630,502
442,187	Series 2005-11, Class 1CB4, 5.50%, 12/25/2035	358,964
1,646,353	Series 2006-5, Class CB7, 6.00%, 06/25/2046	1,148,298
2,926,150	Bear Stearns Asset Backed Securities Trust,
	Series 2004-AC2, Class 2A, 5.00%, 05/25/2034 (Callable 07/25/2015)	2,925,878
	Chase Mortgage Finance Corporation:
746,622	Series 2003-S13, Class A11, 5.50%, 11/25/2033	761,152
32,218	Series 2003-S14, Class 3A6, 5.50%, 01/25/2034	32,678
5,670,969	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036 (Callable 09/25/2019)	4,511,846
802,060	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	756,450
	Countrywide Alternative Loan Trust:
847,511	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	726,040
3,925,615	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021 (Callable 04/25/2021)	3,379,884
845,125	Series 2006-J5, Class 3A1, 6.132%, 07/25/2021 (Callable 08/25/2025)	633,936
926,911	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	802,963
133,722	Series 2002-11, Class A4, 6.25%, 10/25/2032 (Callable 11/25/2011)	135,829
11,433,003	Series 2003-20CB, Class 1A1, 5.50%, 10/25/2033 (Callable 05/25/2019)	11,975,614
4,813,111	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	4,656,969
604,331	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035 (Callable 06/25/2012)	593,542
1,991,231	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,268,709
130,609	Countrywide Home Loans, Inc.,
	Series 2003-39, Class A5, 5.00%, 05/25/2012	130,793
	Deutsche Mortgage Securities Inc.:
1,326,188	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021 (Callable 10/25/2016)	1,073,207
237,635	Series 2004-4, Class 1A6, 5.65%, 04/25/2034 (Callable 02/25/2015)	235,425
	Federal Gold Loan Mortgage Corporation (FGLMC):
43,565	6.50%, 07/01/2014	45,754
504,668	6.00%, 06/01/2020	547,361
286,602	5.50%, 11/01/2022	312,817
330,715	5.00%, 06/01/2023	360,482
311,272	5.50%, 07/01/2023	339,743
810,661	6.50%, 06/01/2029	919,965
2,840,643	5.50%, 01/01/2036	3,094,260
1,707,831	6.00%, 12/01/2036	1,879,521
2,720,297	5.50%, 04/01/2037 @	2,952,543
8,598,749	5.50%, 05/01/2038	9,318,088
8,860,382	5.50%, 08/01/2038	9,601,608
	Federal Home Loan Mortgage Corporation (FHLMC):
2,475,000	2.00%, 08/25/2016	2,562,338
82,511	Series 206, Class E, 0.00%, 07/15/2019 (Callable 01/15/2012) ^	81,109
42,783	Series 141, Class D, 5.00%, 05/15/2021 (Callable 12/15/2011)	45,871
46,706	Series 1074, Class I, 6.75%, 05/15/2021 (Callable 11/15/2011)	51,224
266,768	Series 1081, Class K, 7.00%, 05/15/2021 (Callable 11/15/2011)	298,474
49,775	Series 163, Class F, 6.00%, 07/15/2021 (Callable 12/15/2011)	55,398
88,461	Series 188, Class H, 7.00%, 09/15/2021 (Callable 12/15/2011)	98,445
38,067	Series 1286, Class A, 6.00%, 05/15/2022 (Callable 11/15/2011)	42,367
13,338,423	4.50%, 08/01/2040	14,130,113
10,222,658	4.50%, 08/01/2040	10,829,415
22,455,708	4.50%, 09/01/2040	23,788,547
	Federal National Mortgage Association (FNMA):
1,169,004	5.00%, 12/01/2019	1,264,830
10,330,560	5.00%, 11/01/2021	11,177,377
681,384	5.50%, 01/01/2023	745,839
1,149,071	5.50%, 07/01/2023	1,259,202
2,891,051	5.00%, 11/01/2023	3,159,316
1,099,091	6.00%, 03/01/2026	1,209,413
2,570,123	6.00%, 05/01/2026	2,827,296
2,924,353	5.00%, 05/01/2028	3,151,843
334,801	6.00%, 03/01/2033	371,742
359,736	5.00%, 11/01/2033	388,789
8,346,709	5.50%, 04/01/2034	9,129,359
1,533,445	5.50%, 09/01/2034	1,675,145
373,288	6.00%, 11/01/2034	413,556
2,661,958	5.50%, 02/01/2035	2,907,939
27,259,153	5.00%, 10/01/2035	29,430,799
21,137,073	5.00%, 02/01/2036	22,820,993
3,265,742	5.50%, 11/01/2036	3,558,842
13,006,118	5.50%, 04/01/2037	14,212,028
635,374	6.00%, 08/01/2037	694,186
9,069,685	5.50%, 06/01/2038	9,868,101
14,522,470	4.00%, 08/01/2040	15,240,879
17,092,000	4.00%, 02/01/2041	17,937,519
30,208	Series 2002-56, Class MC, 5.50%, 09/25/2017	32,083
275,158	Series 1989-37, Class G, 8.00%, 07/25/2019	313,172
71,171	Series 1989-94, Class G, 7.50%, 12/25/2019	80,042
11,270	Series 1990-58, Class J, 7.00%, 05/25/2020	12,563
106,004	Series 1990-76, Class G, 7.00%, 07/25/2020	118,168
49,791	Series 1990-105, Class J, 6.50%, 09/25/2020	54,703
17,246	Series 1990-108, Class G, 7.00%, 09/25/2020	19,247
35,158	Series 1991-1, Class G, 7.00%, 01/25/2021	39,314
37,819	Series 1991-86, Class Z, 6.50%, 07/25/2021	41,729
447,233	Series 1993-58, Class H, 5.50%, 04/25/2023	489,089
289,770	Series 1998-66, Class C, 6.00%, 12/25/2028	318,522
1,501,989	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	1,644,307
3,019,741	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	3,187,608
1,231,501	Series 2004-W10, Class A24, 5.00%, 08/25/2034	1,230,186
4,100,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	4,228,578
	First Horizon Alternative Mortgage Securities:
592,323	Series 2005-FA7, Class 2A1, 5.00%, 09/25/2020	563,257
870,892	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	800,857
2,321,705	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037 (Callable 03/25/2019)	2,129,616
	Government National Mortgage Association (GNMA):
239,891	6.00%, 11/20/2033	268,787
14,339,833	5.00%, 07/20/2040 @	15,771,421
37,627,046	4.50%, 01/20/2041	40,849,874
250,112	Impac CMB Trust,
	Series 2004-4, Class 2A2, 5.441%, 09/25/2034 (Callable 11/25/2011)	243,282
1,002,046	J.P. Morgan Alternative Loan Trust,
	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036 (Callable 02/25/2028)	551,577
	J.P. Morgan Mortgage Trust:
2,683,415	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037 (Callable 09/25/2022)	1,850,934
628,075	Series 2006-A7, Class 2A2, 5.83%, 01/25/2037 (Callable 09/25/2022)	433,289
6,100,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037 (Callable 08/25/2020)	3,979,487
	Master Alternative Loans Trust:
1,576,494	Series 2004-1, Class 1A1, 5.00%, 01/25/2019 (Callable 03/25/2018)	1,610,403
96,048	Series 2004-2, Class 4A1, 5.00%, 02/25/2019 (Callable 12/25/2018)	97,005
1,176,590	Series 2004-4, Class 4A1, 5.00%, 04/25/2019	1,209,159
606,147	Series 2003-5, Class 6A1, 6.00%, 08/25/2033 (Callable 11/25/2020)	645,892
376,766	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.00%, 05/25/2019 (Callable 05/25/2015)	374,259
186,053	Residential Funding Mortgage Security I,
	Series 2003-S11, Class A2, 4.00%, 06/25/2018 (Callable 01/25/2012)	187,987
744,521	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033 (Callable 09/25/2013)	768,194
	Washington Mutual, Inc. Pass-Thru Certificates:
1,410,731	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019 (Callable 05/25/2019)	1,449,072
2,540,609	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019 (Callable 07/25/2019)	2,658,603
60,540	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019 (Callable 08/25/2019)	61,738
780,684	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019 (Callable 08/25/2019)	807,083
534,116	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	546,208
		384,046,899
Taxable Municipal Bonds - 5.4%
5,000,000	Atlanta Independent School System,
	5.557%, 03/01/2026	5,390,550
	California Qualified School Construction Bonds:
2,500,000	5.041%, 07/01/2020	2,716,525
7,500,000	7.155%, 03/01/2027	8,402,550
2,000,000	California School Finance Authority,
	5.043%, 01/01/2021 (Callable 12/31/2015)	2,083,220
3,500,000	California State,
	5.75%, 03/01/2017	3,936,205
5,975,000	Contra Costa County California Pension Obligation,
	5.14%, 06/01/2017	6,512,392
1,000,000	Cuyahoga County Ohio Industrial Development Revenue,
	9.125%, 10/01/2023	839,310
2,580,000	Eaton Ohio Community City Schools,
	5.39%, 08/25/2027 (Callable 06/01/2020)	2,730,878
4,975,000	Elgin Ohio LOC School District,
	5.499%, 08/31/2027 (Callable 12/01/2019)	5,191,860
10,000,000	Illinois State,
	3.636%, 02/01/2014	10,197,700
6,500,000	San Dieguito California Public Facilities,
	6.459%, 05/01/2027	7,337,005
5,000,000	State Public School Building Authorities Revenue,
	5.00%, 09/15/2027	5,406,450
2,650,000	Three Rivers Ohio LOC School District,
	5.209%, 09/15/2027 (Callable 12/01/2020)	2,776,776
7,415,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	6,987,006
4,000,000	Westlake Ohio City School District,
	5.227%, 12/01/2026 (Callable 12/01/2020)	4,261,480
		74,769,907
Utilities - 7.9%
	Allegheny Energy Supply Co. Senior Unsecured Notes:
5,500,000	8.25%, 04/15/2012 (Acquired 06/17/2010 through 09/21/2010; Aggregate Cost $5,656,965) *	5,692,786
1,900,000	5.75%, 10/15/2019 (Acquired 09/22/2009 through 06/30/2010; Aggregate Cost $1,891,569) *	2,028,436
6,900,000	Ameren Corporation,
	8.875%, 05/15/2014	7,804,804
850,000	Arizona Pubic Service Senior Unsecured Notes,
	8.75%, 03/01/2019	1,067,510
1,914,000	Beaver Valley Funding Corporation Debentures,
	9.00%, 06/01/2017	2,054,124
5,862,000	Constellation Energy Group Inc.,
	4.55%, 06/15/2015	6,146,284
4,500,000	El Paso Pipeline Partners Operating Co LLC,
	7.50%, 11/15/2040	5,249,525
	Enel Finance International: f
2,475,000	5.125%, 10/07/2019 (Acquired 09/30/2009; Cost $2,464,110) *	2,319,756
1,900,000	6.80%, 09/15/2037 (Acquired 09/13/2007; Cost $1,894,965) *	1,773,342
1,173,000	Energy Transfer Partners,
	8.50%, 04/15/2014	1,330,929
2,500,000	FPL Group Capital, Inc., Series D,
	7.30%, 09/01/2067 (Callable 09/01/2017) @	2,587,500
360,869	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Callable 11/28/2011)(Acquired 06/27/2006; Cost $354,816) *	369,934
	Kinder Morgan Energy Partners Senior Notes:
1,000,000	9.00%, 02/01/2019	1,277,395
2,250,000	6.95%, 01/15/2038	2,508,133
1,000,000	6.50%, 09/01/2039	1,074,364
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	902,250
90,392	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $90,392) *	90,997
2,600,000	Korea Gas Corp.,
	4.25%, 11/02/2020 (Acquired 10/26/2010; Cost $2,587,026) * f	2,527,949
5,500,000	Mega Advance Investments Ltd,
	5.00%, 05/12/2021 (Acquired 05/09/2011; Cost $5,443,790) * f @	5,266,190
1,325,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,523,220
7,045,000	National Oilwell Varco Inc., Series B,
	6.125%, 08/15/2015 (Callable 11/28/2011)	7,211,692
	National Rural Utilities Corporation:
4,647,000	10.375%, 11/01/2018	6,677,098
100,000	8.00%, 03/01/2032	140,023
2,824,000	Nisource Finance Corporation,
	6.15%, 03/01/2013	2,989,461
2,000,000	ONEOK, Inc.,
	5.20%, 06/15/2015 @	2,194,700
2,655,000	ONEOK Partners L.P.,
	6.15%, 10/01/2016	3,016,380
1,000,000	Plains All American Pipeline,
	5.625%, 12/15/2013	1,078,000
2,060,000	PPL Energy Supply, LLC,
	Series A, 5.70%, 10/15/2015	2,233,046
	PSE&G Power LLC:
450,000	5.00%, 04/01/2014 @	481,848
3,223,000	5.32%, 09/15/2016	3,564,480
4,005,000	5.125%, 04/15/2020 @	4,349,502
1,362,412	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	1,786,367
2,000,000	Rockies Express Pipeline LLC,
	5.625%, 04/15/2020 (Acquired 03/17/2010; Cost $1,998,220) *	1,899,544
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $1,397,676) *	1,570,328
3,000,000	Southwestern Public Service Co.,
	5.60%, 10/01/2016	3,426,381
7,500,000	Spectra Energy Capital LLC,
	5.668%, 08/15/2014	8,156,640
1,000,000	Talisman Energy Inc.,
	7.75%, 06/01/2019 f	1,228,219
2,000,000	Trans-Canada Pipelines,
	6.50%, 08/15/2018 f @	2,448,022
	Vectren Utility Holdings, Inc.:
1,175,000	6.625%, 12/01/2011	1,185,413
1,100,000	5.25%, 08/01/2013	1,166,598
		110,399,170
U.S. Treasury Obligations - 10.9%
	U.S. Treasury Bonds:
20,500,000	2.375%, 07/31/2017 @	21,896,563
17,075,000	6.25%, 08/15/2023 @	24,337,202
42,325,000	5.25%, 11/15/2028 @	57,687,663
37,600,000	4.375%, 02/15/2038 @	48,034,000
		151,955,428
	Total Long-Term Investments (Cost $1,323,473,437)	1,367,620,393
Shares
SHORT-TERM INVESTMENT - 1.7%
Money Market Mutual Fund - 1.7%
24,158,596	Short-Term Investments Trust - Liquid Assets Portfolio, 0.10% «	24,158,596
	Total Short-Term Investment (Cost $24,158,596)	24,158,596

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 12.8%
	Commercial Paper - 0.2%
$3,123,503	Atlantic East Funding LLC, 0.589%, 03/25/2012 † **	2,031,845
	Total Commercial Paper (Cost $3,123,503)	2,031,845
Shares
	Investment Companies - 12.6%
176,037,001	Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% «	176,037,001
	Total Investment Companies (Cost $176,037,001)	176,037,001

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $179,160,504)	178,068,846
	Total Investments (Cost $1,526,792,537) - 112.6%	1,569,847,835

	Asset Relating to Securities Lending Investments - 0.1%
	Support Agreement ** ^ α	1,091,658
	Total (Cost $0)	1,091,658
	Liabilities in Excess of Other Assets - (12.7)%	(176,634,181)
	TOTAL NET ASSETS - 100.0%	$1,394,305,312

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2011.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$-	$65,597,404	$-	$65,597,404
Commercial Mortgage Backed Securities	-	113,898,446	-	113,898,446
Corporate Debt Securities	-	556,902,356	1,607	556,903,963
Other Government Related Securities	-	20,448,346	-	20,448,346
Residential Mortgage Backed Securities	-	384,046,899	-	384,046,899
Taxable Municipal Bonds	-	74,769,907	-	74,769,907
U.S. Treasury Obligations	-	151,955,428	-	151,955,428
Total Fixed Income	-	1,367,618,786	1,607	1,367,620,393

Short-Term Investments
Money Market Mutual Fund	24,158,596	-	-	24,158,596
Total Short-Term Investments	24,158,596	-	-	24,158,596

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	2,031,845	-	2,031,845
Money Market Mutual Fund	176,037,001	-	-	176,037,001
Total Investments Purchased with
Cash Proceeds from Securities Lending	176,037,001	2,031,845	-	178,068,846

Total Investments	$200,195,597	$1,369,650,631	$1,607	$1,569,847,835

Asset Relating to Securities Lending Investments	$-	$1,091,658	$-	$1,091,658

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. Transfers were made out of Level 2 into Level 3 due to a security being priced at fair value by the Valuation Committee instead of the Fund's pricing vendor.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3 *	1,607
Balance as of September 30, 2011	$1,607

* Transfers between levels are recognized at the end of the reporting period.

Baird Core Plus Bond Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 98.7%
Asset Backed Securities - 2.6%
$34,772	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-2, Class A6, 6.45%, 12/25/2027 (Callable 11/25/2011)	$33,977
	Bayview Financial Acquisition Trust:
700,000	Series 2007-A, 6.205%, 05/28/2037	676,940
150,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	64,537
	Countrywide Asset-Backed Certificates:
16,030	Series 2006-S2, Class A2, 5.627%, 07/25/2027 (Callable 12/25/2011)	15,976
200,460	Series 2004-12, Class AF6, 4.634%, 03/25/2035 (Callable 03/25/2019)	195,909
1,252,606	Series 2004-15, Class AF6, 4.613%, 04/25/2035 (Callable 10/25/2021)	1,183,242
3,382,484	Series 2005-7, Class AF6, 4.693%, 08/25/2035 (Callable 10/25/2026)	2,903,440
2,086,988	Series 2005-11, Class AF3, 4.778%, 02/25/2036	1,631,217
509,514	Series 2005-10, Class AF6, 4.915%, 02/25/2036 (Callable 10/25/2020)	437,180
1,913,641	Series 2005-13, Class AF3, 5.43%, 04/25/2036	1,497,036
255,833	Series 2006-S9, Class A3, 5.728%, 08/25/2036 (Callable 02/25/2017)	186,901
160,118	Series 2007-S1, Class A6, 5.693%, 11/25/2036 (Callable 02/25/2018)	126,200
497,081	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	463,119
239,624	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	148,258
193,263	Series 2007-S2, Class A2, 5.649%, 05/25/2037 (Callable 05/25/2013)	169,270
300,000	Series 2007-4, Class A3, 5.714%, 09/25/2037 (Callable 06/25/2017)	125,426
1,300,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	688,512
616,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	324,110
1,706,985	Credit Based Asset Servicing and Securitization LLC,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	1,548,382
3,899	GE Capital Mortgage Services, Inc.,
	Series 1999-HE1, Class A7, 6.265%, 04/25/2029 (Callable 11/25/2011)	3,800
	Green Tree Financial Corporation:
36,638	Series 1993-4, Class A5, 7.05%, 01/15/2019 (Callable 11/15/2011)	37,029
13,572	Series 1997-1, Class A5, 6.86%, 03/15/2028	14,355
46,582	Series 1997-4, Class A5, 6.88%, 02/15/2029	49,002
671,709	Series 1997-5, Class A6, 6.82%, 05/15/2029	708,765
649,735	Series 1998-3, Class A5, 6.22%, 03/01/2030	704,877
275,237	Series 1998-4, Class A5, 6.18%, 04/01/2030	283,512
2,315,279	Home Equity Asset Trust,
	Series 2006-4, Class 2A3, 0.357%, 08/25/2036	1,928,195
40,103	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017 (Callable 11/15/2011)	40,534
	Renaissance Home Equity Loan Trust:
239,233	Series 2005-1, Class AF6, 4.97%, 05/25/2035 (Callable 08/25/2022)	210,973
819,000	Series 2006-2, Class AF3, 5.797%, 08/25/2036	343,605
717,656	Series 2006-3, Class AF2, 5.58%, 11/25/2036	429,236
500,000	Series 2007-1, Class AF2, 5.512%, 04/25/2037	175,516
300,000	Series 2007-1, Class AF3, 5.612%, 04/25/2037	104,729
1,500,000	Series 2007-2, Class AF2, 5.675%, 06/25/2037	646,690
145,543	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS10, Class AI7, 4.85%, 11/25/2033 (Callable 08/25/2015)	143,340
	Residential Asset Securities Corporation:
179,766	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033 (Callable 02/25/2015)	154,321
132,474	Series 2003-KS9, Class AI6, 4.71%, 11/25/2033 (Callable 11/25/2015)	117,192
1,618,550	Series 2006-EMX8, 0.364%, 10/25/2036 (Callable 06/25/2012)	1,482,041
1,389,905	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035 (Callable 01/25/2018)	1,399,719
		21,397,063
Commercial Mortgage Backed Securities - 7.5%
8,160,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	8,772,343
8,510,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.396%, 07/15/2044	9,233,537
3,875,000	Commercial Mortgage Pass-Through Certificates,
	Series 2005-C6, Class A5A, 5.116%, 06/10/2044	4,195,823
153,655	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.223%, 12/12/2033	153,529
	GE Capital Commercial Mortgage Corporation:
1,610,000	Series 2003-C2, Class A4, 5.145%, 07/10/2037	1,678,432
1,600,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	1,704,334
6,295,000	Series 2005-C4, Class A4, 5.314%, 11/10/2045	6,864,345
	GMAC Commercial Mortgage Securities, Inc.:
1,750,000	Series 2003-C1, Class A2, 4.079%, 05/10/2036	1,799,054
6,727,000	Series 2004-C2, Class A4, 5.301%, 08/10/2038 (Callable 08/01/2014)	7,189,502
	J.P. Morgan Chase Commercial Mortgage Securities Corp.:
5,280,000	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	5,696,296
7,500,000	Series 2011-C5, Class A3, 4.171%, 08/15/2046	7,687,800
	Wachovia Bank Commercial Mortgage Trust:
1,550,000	Series 2003-C3, Class A2, 4.867%, 02/15/2035	1,595,754
5,000,000	Series 2005-C22, Class A4, 5.437%, 12/15/2044	5,443,310
		62,014,059
Financial - 19.0%
745,000	Abbey National Treasury Services PLC,
	3.875%, 11/10/2014 (Acquired 02/25/2010 through 07/14/2010; Aggregate Cost $742,889) *	715,364
175,000	Allstate Corporation,
	5.35%, 06/01/2033 @	180,683
1,065,000	Ally Financial Inc.,
	8.30%, 02/12/2015 @	1,053,019
935,000	American Express Credit Corporation, Series C,
	7.30%, 08/20/2013	1,023,465
	American General Finance Corporation:
275,000	5.85%, 06/01/2013	235,125
1,000,000	6.90%, 12/15/2017	720,000
225,000	AmSouth Bancorp,
	6.75%, 11/01/2025	180,033
2,500,000	AON Corporation,
	3.50%, 09/30/2015	2,580,067
975,000	Arden Realty LP,
	5.25%, 03/01/2015 (Callable 12/01/2014)	1,009,044
1,000,000	ASIF Global Financing XIX,
	4.90%, 01/17/2013 (Acquired 09/28/2011; Cost $1,025,080) *	1,012,292
2,250,000	Australia and New Zealand Banking Group Limited,
	3.25%, 03/01/2016 (Acquired 02/22/2011 through 09/14/2011; Aggregate Cost $2,242,427) * f @	2,277,842
200,000	BankAmerica Capital II, Series 2,
	8.00%, 12/15/2026 (Callable 11/28/2011)	186,000
1,400,000	BankAmerica Institutional,
	8.07%, 12/31/2026 (Callable 11/28/2011)(Acquired 07/22/2010 through 08/16/2011; Aggregate Cost $1,359,547) *	1,288,000
575,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	636,082
2,060,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 11/28/2011)	1,607,352
3,500,000	Barclays Bank PLC,
	6.75%, 05/22/2019 f	3,781,225
600,000	Bear Stearns Cos., Inc.,
	5.30%, 10/30/2015	647,753
125,000	Capital One Financial Corporation,
	6.15%, 09/01/2016	132,414
1,000,000	The Chubb Corp.,
	6.375%, 03/29/2067 (Callable 04/15/2017)	968,750
	CIT Group, Inc.:
7,583	7.00%, 05/01/2014 (Callable 10/13/2011) @	7,735
88	7.00%, 05/01/2015 (Callable 11/28/2011)	87
43,000	7.00%, 05/04/2015 (Callable 01/01/2012)(Acquired 11/27/2007 through 08/02/2010; Aggregate Cost $43,002) *	42,677
814	7.00%, 05/01/2016 (Callable 11/28/2011)	790
571,000	7.00%, 05/02/2016 (Callable 01/01/2012)(Acquired 11/27/2007 through 08/02/2010; Aggregate Cost $562,992) *	553,870
540	7.00%, 05/01/2017 (Callable 11/28/2011)	524
3,100,000	7.00%, 05/02/2017 (Callable 01/01/2012)(Acquired 11/27/2007 through 09/15/2011; Aggregate Cost $3,032,640) *	3,007,000
700,000	Citigroup Capital XXI,
	8.30%, 12/21/2057 (Callable 12/21/2037)	686,000
4,250,000	Citigroup, Inc.,
	6.01%, 01/15/2015 @	4,516,832
	CNA Financial Corporation:
1,000,000	6.50%, 08/15/2016	1,074,288
3,500,000	5.875%, 08/15/2020	3,596,243
	Comerica Bank:
1,675,000	5.75%, 11/21/2016	1,867,231
525,000	5.20%, 08/22/2017	572,685
1,100,000	Countrywide Financial Corporation,
	6.25%, 05/15/2016 @	970,784
2,166,000	Credit Suisse New York,
	5.30%, 08/13/2019 f	2,188,299
2,700,000	Dresdner Bank-New York Subordinated Debentures,
	7.25%, 09/15/2015 f	2,524,816
500,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 11/28/2011)	500,150
2,300,000	First Empire Capital Trust II,
	8.277%, 06/01/2027 (Callable 11/28/2011)	2,300,890
2,000,000	First Horizon National Corporation,
	5.375%, 12/15/2015	2,024,286
350,148	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	396,792
	General Electric Capital Corporation:
1,150,000	5.625%, 09/15/2017	1,261,477
1,875,000	5.50%, 01/08/2020	2,045,126
1,000,000	Genworth Financial Inc.,
	7.625%, 09/24/2021 @	861,825
2,300,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 08/24/2011; Cost $2,264,647) *	2,334,801
	GMAC Inc.:
1,000,000	6.00%, 05/23/2012 @	1,000,000
1,305,000	7.50%, 12/31/2013	1,324,575
984,000	8.00%, 12/31/2018	895,440
250,000	GMAC LLC,
	6.75%, 12/01/2014	242,342
125,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034 @	113,194
	The Goldman Sachs Group, Inc.:
100,000	5.15%, 01/15/2014 @	103,537
1,500,000	5.95%, 01/18/2018	1,544,304
1,000,000	5.25%, 07/27/2021 @	986,515
300,000	6.75%, 10/01/2037	274,423
1,805,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 05/19/2006 through 10/28/2010; Aggregate Cost $1,904,790) *	1,893,171
	Hartford Financial Services Group Inc.:
2,563,000	5.375%, 03/15/2017	2,584,186
800,000	8.125%, 06/15/2038 (Callable 06/15/2018) @	752,000
1,000,000	HSBC Holdings PLC,
	5.25%, 12/12/2012 f	1,031,263
1,600,000	ING Bank N.V.,
	4.00%, 03/15/2016 (Acquired 03/08/2011 through 09/20/2011; Aggregate Cost $1,601,468) * f	1,609,819
	Invesco Ltd.: f
380,000	5.375%, 02/27/2013	398,542
1,110,000	5.375%, 12/15/2014	1,206,709
2,900,000	Irish Life & Permanent Group Holdings PLC,
	3.60%, 01/14/2013 (Acquired 12/01/2010 through 01/26/2011; Aggregate Cost $2,715,317) * f	2,480,321
400,000	Istar Financial, Inc.,
	5.85%, 03/15/2017 @	308,000
875,000	Jefferies Group, Inc.,
	6.45%, 06/08/2027	841,574
1,000,000	Jefferson-Pilot Corp.,
	4.75%, 01/30/2014	1,053,745
1,500,000	John Hancock Mutual Life Insurance Company,
	7.375%, 02/15/2024 (Acquired 08/26/2010; Cost $1,692,346) *	1,760,367
3,100,000	J.P. Morgan Chase & Co.,
	4.25%, 10/15/2020	3,107,347
	Key Bank NA:
600,000	7.413%, 05/06/2015	657,481
820,000	4.95%, 09/15/2015	872,828
1,279,000	5.45%, 03/03/2016	1,374,810
2,900,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 03/10/2010 through 09/23/2011; Aggregate Cost $3,157,835) * f	3,225,876
	Liberty Mutual Group Inc.:
775,000	5.75%, 03/15/2014 (Acquired 12/21/2010 through 06/10/2011; Aggregate Cost $803,997) * @	807,387
225,000	6.50%, 03/15/2035 (Acquired 09/29/2008 through 11/23/2010; Aggregate Cost $182,607) *	217,131
900,000	10.75%, 06/15/2058 (Callable 06/15/2038)(Acquired 05/21/2008 through 05/06/2009; Aggregate Cost $750,412) *	1,071,000
375,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $240,078) *	354,375
825,000	Lincoln National Corporation,
	6.05%, 04/20/2067 (Callable 04/20/2017)	668,250
1,300,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020 (Acquired 01/05/2010 through 11/19/2010; Aggregate Cost $1,304,372) * f	1,236,109
	Manufacturer And Traders Trust Co.:
500,000	6.625%, 12/04/2017	581,173
265,000	5.585%, 12/28/2020 (Callable 12/28/2015)	256,880
	Manulife Financial Corp.: f
1,785,000	3.40%, 09/17/2015	1,816,193
425,000	4.90%, 09/17/2020 @	447,708
1,000,000	Marsh & McLennan Companies, Inc.,
	4.80%, 07/15/2021 (Callable 04/15/2021) @	1,048,458
700,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013)(Acquired 01/11/2008; Cost $700,000) * @	315,000
150,000	MBNA Capital, Series A,
	8.278%, 12/01/2026 (Callable 11/28/2011)	139,500
	Merrill Lynch & Company:
100,000	5.00%, 02/03/2014	98,001
800,000	6.875%, 04/25/2018	800,287
725,000	7.75%, 05/14/2038	673,639
	MetLife, Inc.:
300,000	Series A, 6.817%, 08/15/2018	351,862
215,000	7.717%, 02/15/2019	263,538
1,265,000	Metropolitan Life Global Funding I,
	3.125%, 01/11/2016 (Acquired 09/27/2011; Cost $1,278,983) *	1,304,135
2,189,000	M&I Marshall & Ilsley Bank Senior Unsecured Notes,
	4.85%, 06/16/2015	2,374,513
	Morgan Stanley:
2,505,000	4.75%, 04/01/2014	2,380,549
650,000	6.00%, 04/28/2015	646,930
300,000	5.375%, 10/15/2015 @	297,611
1,125,000	6.625%, 04/01/2018	1,116,070
3,000,000	National Australia Bank Ltd,
	3.00%, 07/27/2016 (Acquired 07/20/2011; Cost $2,991,720) * f @	3,006,873
2,000,000	National City Bank of Cleveland Subordinated Notes,
	5.80%, 06/07/2017	2,175,876
800,000	Nationwide Financial Services Inc.,
	5.90%, 07/01/2012	815,125
100,000	Nationwide Mutual Insurance Company,
	7.875%, 04/01/2033 (Acquired 10/13/2009; Cost $90,225) *	105,070
3,709,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	3,818,212
175,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 11/28/2011)	162,313
325,000	Nomura Holdings Inc.,
	6.70%, 03/04/2020 f	365,449
775,000	PHH Corporation,
	7.125%, 03/01/2013	775,000
1,550,000	Principal Life Income Funding Trust,
	5.10%, 04/15/2014	1,670,424
950,000	Protective Life Secured Trust,
	4.30%, 06/01/2013	976,694
	Prudential Financial Inc.:
1,697,000	6.20%, 01/15/2015	1,862,654
2,000,000	6.00%, 12/01/2017	2,120,116
1,400,000	Regions Financing Trust II,
	6.625%, 05/15/2047 (Callable 05/15/2027)	1,134,000
	Royal Bank of Scotland Group PLC: f
705,000	5.00%, 11/12/2013	667,353
350,000	4.875%, 08/25/2014 (Acquired 08/24/2011; Cost $351,283) *	352,390
1,528,000	5.05%, 01/08/2015	1,419,610
1,300,000	4.875%, 03/16/2015	1,272,848
300,000	Santander Financial Issuances,
	7.25%, 11/01/2015 f	301,932
2,500,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 08/25/2011; Cost $2,386,518) * f	2,402,790
2,378,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017)	2,388,083
	SLM Corporation:
425,000	5.125%, 08/27/2012	424,805
1,000,000	5.375%, 05/15/2014	984,134
50,000	5.625%, 08/01/2033	39,815
3,500,000	Societe Generale SA,
	5.20%, 04/15/2021 (Acquired 09/20/2011; Cost $3,034,876) * f @	3,038,959
2,143,000	Sovereign Bancorp Inc.,
	8.75%, 05/30/2018	2,496,226
1,500,000	Sumitomo Mitsui Banking Corporation,
	3.15%, 07/22/2015 (Acquired 09/23/2011; Cost $1,562,017) * f	1,546,893
1,000,000	Susa Partnership LP,
	8.20%, 06/01/2017	1,197,862
3,390,000	Symetra Financial Corporation,
	6.125%, 04/01/2016 (Acquired 10/12/2010 through 09/20/2011; Aggregate Cost $3,624,392) *	3,576,711
1,000,000	TD Ameritrade Holding Corporation,
	5.60%, 12/01/2019	1,079,433
500,000	Travelers Companies, Inc.,
	5.35%, 11/01/2040 @	526,651
3,300,000	UBS AG,
	5.75%, 04/25/2018 f	3,394,456
945,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f	1,015,496
1,000,000	Unitrin, Inc. Senior Unsecured Notes,
	6.00%, 05/15/2017	1,031,180
3,650,000	Wachovia Bank NA,
	6.00%, 11/15/2017	4,044,634
150,000	Westpac Banking Corporation,
	4.875%, 11/19/2019 f @	157,132
100,000	Willis North America Inc.,
	5.625%, 07/15/2015	108,715
		156,934,300
Industrial - 17.0%
700,000	Acuity Brands Lighting Inc.,
	6.00%, 12/15/2019	757,384
265,000	Allied Waste North America, Inc.,
	6.875%, 06/01/2017 (Callable 06/02/2012)	283,219
225,000	Anadarko Petroleum Corporation,
	5.95%, 09/15/2016 @	246,105
2,500,000	Anglo American Capital PLC,
	9.375%, 04/08/2019 (Acquired 09/20/2011; Cost $3,271,857) * f	3,310,953
	AT&T Inc.:
100,000	5.625%, 06/15/2016	114,004
2,000,000	4.45%, 05/15/2021 @	2,145,748
1,000,000	5.55%, 08/15/2041 @	1,076,618
300,798	Atlas Air, Inc. Pass-Thru Certificates,
	Series 2000-1, 8.707%, 07/02/2021	310,574
1,000,000	Bemis Company, Inc.,
	4.50%, 10/15/2021 (Callable 07/15/2021)	1,012,026
1,500,000	BP Capital Markets PLC,
	4.75%, 03/10/2019 f	1,657,029
50,000	British Telecommunications PLC,
	5.95%, 01/15/2018 f	55,602
1,500,000	Browning-Ferris Industries Inc.,
	9.25%, 05/01/2021	2,042,364
	Bunge Limited Finance Corporation:
625,000	5.35%, 04/15/2014	659,586
200,000	5.10%, 07/15/2015	207,858
1,105,000	8.50%, 06/15/2019	1,376,779
950,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	1,037,770
2,000,000	CenturyLink Inc.,
	5.15%, 06/15/2017 @	1,877,704
1,500,000	Chevron Phillips Chemical Company LLC,
	7.00%, 06/15/2014 (Acquired 11/05/2010 through 05/25/2011; Aggregate Cost $1,681,158) * @	1,676,085
50,000	Clear Channel Communications,
	5.50%, 12/15/2016	18,500
825,000	Comcast Cable Holdings,
	7.875%, 08/01/2013	916,723
350,000	Comcast Corporation,
	6.50%, 01/15/2017	411,081
875,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	935,510
2,200,000	Computer Sciences Corporation,
	5.50%, 03/15/2013	2,304,108
49,796	Continental Airlines, Inc. Pass-Thru Certificates,
	Series 1997-4, Class A, 6.90%, 01/02/2018	50,792
800,000	COX Communications Inc.,
	5.45%, 12/15/2014	885,811
	CSX Corporation:
750,000	6.25%, 04/01/2015	865,450
175,000	6.22%, 04/30/2040 @	220,143
2,000,000	Daimler Finance North America LLC,
	1.537%, 09/13/2013 (Acquired 09/07/2011; Cost $2,000,000) *	2,000,256
2,000,000	DCP Midstream LLC,
	4.75%, 09/30/2021 (Acquired 09/14/2011; Cost $1,999,020) *	1,987,672
425,000	Deutsche Telekom International Finance BV,
	8.75%, 06/15/2030 f	566,870
1,752,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016 (Callable 05/15/2012)	1,883,400
	Donnelley (R.R.) & Sons Co.:
1,250,000	8.60%, 08/15/2016	1,212,500
1,200,000	6.125%, 01/15/2017	1,041,000
287,391	Federal Express Corporation 1995 Pass-Thru Certificates,
	Series B2, 7.11%, 01/02/2014 (Callable 11/28/2011)	304,635
500,000	First Data Corporation,
	9.875%, 09/24/2015 (Callable 11/28/2011) @	418,750
2,325,000	Fiserv, Inc.,
	3.125%, 06/15/2016	2,353,051
6,305,000	Fortune Brands, Inc.,
	3.00%, 06/01/2012	6,341,361
1,050,000	France Telecom SA,
	2.75%, 09/14/2016 f @	1,041,927
2,500,000	Freeport-McMoRan Copper & Gold Inc.,
	8.375%, 04/01/2017 (Callable 04/01/2012) @	2,681,250
	Georgia-Pacific LLC:
2,000,000	7.125%, 01/15/2017 (Callable 01/15/2012)(Acquired 08/09/2011; Cost $2,092,487) *	2,095,836
1,000,000	5.40%, 11/01/2020 (Acquired 10/27/2010; Cost $994,130) * @	1,017,316
4,010,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 through 08/22/2011; Aggregate Cost $4,129,855) *	4,126,807
975,000	GTE Corporation,
	8.75%, 11/01/2021	1,362,941
2,200,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	2,222,000
2,375,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	2,386,875
2,100,000	Health Management Association,
	6.125%, 04/15/2016	2,063,250
425,000	Highmark Inc. Notes,
	6.80%, 08/15/2013 (Acquired 10/28/2010 through 11/24/2010; Aggregate Cost $458,894) *	457,629
92,000	Historic Time Warner Inc.,
	6.875%, 06/15/2018	108,529
800,000	Humana Inc.,
	7.20%, 06/15/2018	947,542
2,906,000	Hutchison Whampoa International Ltd.,
	4.625%, 09/11/2015 (Acquired 08/19/2010 through 01/28/2011; Aggregate Cost $3,053,006) * f	3,025,312
1,114,000	International Paper Company,
	7.40%, 06/15/2014	1,235,680
100,000	Johnson Controls Inc.,
	5.50%, 01/15/2016 @	112,277
5,000,000	Kinross Gold Corp.,
	6.875%, 09/01/2041 (Acquired 08/15/2011; Cost $4,959,050) * f	5,349,015
	Lafarge SA: f
1,375,000	6.50%, 07/15/2016 @	1,377,725
725,000	7.125%, 07/15/2036 @	625,810
	Martin Marietta Materials, Inc.:
475,000	6.60%, 04/15/2018	535,576
450,000	6.25%, 05/01/2037	489,486
	Masco Corporation:
2,150,000	6.125%, 10/03/2016	2,096,643
1,000,000	7.125%, 03/15/2020 @	969,037
2,534,000	Mosaic Co.,
	7.625%, 12/01/2016 (Callable 12/01/2011)(Acquired 11/10/2010; Cost $2,652,804) *	2,657,532
250,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018 @	278,752
350,000	New Cingular Wireless Services, Inc.,
	8.75%, 03/01/2031	523,265
300,000	Nextel Communications Senior Notes, Series E,
	6.875%, 10/31/2013 (Callable 11/07/2011)	291,750
1,000,000	NuStar Logistics L.P.,
	4.80%, 09/01/2020	1,049,618
50,000	Pactiv Corporation,
	7.95%, 12/15/2025 @	35,750
200,000	PCCW-HKT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $199,066) * f	209,932
775,000	PCCW-HKT Capital III Ltd.,
	5.25%, 07/20/2015 (Acquired 09/29/2008 through 12/20/2010; Aggregate Cost $787,959) * f	796,414
75,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 09/29/2008; Cost $74,048) * f	82,513
	Plum Creek Timberlands, L.P.:
1,200,000	5.875%, 11/15/2015	1,335,013
1,200,000	4.70%, 03/15/2021 (Callable 12/15/2020)	1,215,688
	POSCO: f
1,725,000	8.75%, 03/26/2014 (Acquired 09/23/2011; Cost $1,946,384) *	1,949,257
2,175,000	4.25%, 10/28/2020 (Acquired 10/21/2010; Cost $2,165,365) *	2,024,649
1,500,000	Qwest Corporation,
	8.875%, 03/15/2012	1,550,625
2,000,000	Reliance Holdings USA Inc.,
	4.50%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010; Aggregate Cost $1,988,700) * @	1,835,166
1,077,000	Rio Tinto Alcan, Inc.,
	5.20%, 01/15/2014 f	1,149,554
1,125,000	Rio Tinto Financial USA Ltd.,
	6.50%, 07/15/2018 f @	1,349,889
2,250,000	Sealed Air Corp.,
	8.375%, 09/15/2021 (Callable 09/15/2016)(Acquired 09/16/2011 through 09/19/2011; Aggregate Cost $2,292,500) *	2,272,500
610,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/08/2009; Aggregate Cost $544,149) * f	739,818
	Sprint Capital Corporation:
675,000	6.90%, 05/01/2019 @	580,500
300,000	8.75%, 03/15/2032	260,625
200,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	172,000
1,031,000	SunGard Data Systems Inc.,
	4.875%, 01/15/2014	1,018,112
1,000,000	Sunoco Logistics Partners Operations LP,
	6.10%, 02/15/2042 @	1,020,824
701,000	Sunoco, Inc. Senior Unsecured Notes,
	5.75%, 01/15/2017	690,986
2,635,000	TCI Communications, Inc.,
	8.75%, 08/01/2015	3,212,447
836,000	Teck Resources Limited,
	10.25%, 05/15/2016 (Callable 05/15/2013) f	982,802
	Telecom Italia Capital SA: f
340,000	4.95%, 09/30/2014	327,517
1,100,000	5.25%, 10/01/2015	1,048,722
1,775,000	7.20%, 07/18/2036	1,622,593
	Telefonica Emisiones, S.A.U.: f
2,850,000	6.421%, 06/20/2016	2,921,934
1,588,000	6.221%, 07/03/2017	1,604,814
1,000,000	5.462%, 02/16/2021	949,581
100,000	7.045%, 06/20/2036	99,927
	Time Warner, Inc.:
175,000	8.875%, 10/01/2012	187,668
2,300,000	7.25%, 10/15/2017	2,754,257
725,000	7.625%, 04/15/2031 @	904,979
95,000	7.70%, 05/01/2032	120,548
675,000	Transocean, Inc.,
	6.80%, 03/15/2038 f	698,638
500,000	Tyco Electronics Group S.A.,
	7.125%, 10/01/2037 f	655,382
	United AirLines, Inc. Pass-Thru Certificates:
128,739	Series 1991-A, Class A-2, 10.02%, 03/22/2014	51,496
155,852	Series 2000-2, Class C, 7.762%, 04/29/2049 § †	4,675
1,000,000	UnitedHealth Group, Inc.,
	6.00%, 02/15/2018 @	1,186,643
590,114	U.S. Airways Pass-Thru Trust,
	Series 1998-1, Class B, 7.35%, 07/30/2019	552,494
322,000	USX Corporation,
	9.125%, 01/15/2013	348,767
	Vale Overseas Limited: f
1,850,000	6.25%, 01/23/2017 @	2,005,400
100,000	8.25%, 01/17/2034 @	121,800
250,000	6.875%, 11/21/2036	269,650
150,000	Viacom Inc.,
	6.25%, 04/30/2016 @	172,757
	Vodafone Group PLC: f
125,000	5.75%, 03/15/2016	142,562
175,000	5.625%, 02/27/2017	200,550
500,000	6.15%, 02/27/2037	619,704
	Vulcan Materials Co.:
200,000	6.40%, 11/30/2017	187,000
1,000,000	7.00%, 06/15/2018	955,000
500,000	7.15%, 11/30/2037	420,000
1,250,000	Weatherford International Ltd.,
	6.75%, 09/15/2040 f	1,333,095
	Wellpoint, Inc.:
100,000	5.25%, 01/15/2016	111,311
75,000	5.95%, 12/15/2034	88,150
505,000	Westvaco Corporation,
	9.75%, 06/15/2020	656,611
1,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013	1,082,147
500,000	Williams Partners LP,
	6.30%, 04/15/2040	553,382
	Woodside Finance Ltd.: f
400,000	5.00%, 11/15/2013 (Acquired 11/26/2010; Cost $421,488) *	424,642
1,000,000	8.125%, 03/01/2014 (Acquired 02/24/2009; Cost $999,690) *	1,131,298
2,000,000	Xstrata Canada Corp.,
	5.375%, 06/01/2015 f	2,174,204
2,300,000	Xstrata Finance Canada Ltd.,
	5.50%, 11/16/2011 (Acquired 09/26/2011; Cost $2,312,211) * f	2,311,394
		141,180,757
Other Government Related Securities - 1.7%
2,000,000	Corp Andina de Fomento,
	8.125%, 06/04/2019 f	2,454,160
	Export-Import Bank of Korea Notes: f
3,500,000	5.875%, 01/14/2015	3,721,655
1,000,000	4.00%, 01/29/2021 @	924,285
100,000	Korea Development Bank,
	5.30%, 01/17/2013 f	103,441
115,000	Korea Electric Power Corporation,
	6.75%, 08/01/2027 f	134,052
	Korea Hydro & Nuclear Power Co., Ltd.: f
1,000,000	6.25%, 06/17/2014 (Acquired 03/21/2011; Cost $1,085,681) *	1,079,474
500,000	3.125%, 09/16/2015 (Acquired 09/09/2010; Cost $493,770) *	488,662
550,000	Landesbank Baden-Wurttemgerg Subordinated Notes,
	6.35%, 04/01/2012 f	561,666
75,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	82,023
2,600,000	Petrobras International Finance Company,
	3.875%, 01/27/2016 f @	2,579,200
100,000	United Mexican States,
	6.75%, 09/27/2034 f	123,000
1,885,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	1,958,066
		14,209,684
Residential Mortgage Backed Securities - 24.4%
	Bank of America Alternative Loan Trust:
92,434	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	96,450
96,573	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	95,139
1,498,257	Series 2005-4, Class 3A1, 5.50%, 05/25/2020	1,428,870
175,064	Series 2005-8, Class 5A1, 5.50%, 09/25/2020 (Callable 07/25/2018)	163,250
377,360	Series 2006-2, Class 6A1, 5.50%, 03/25/2021	347,807
195,711	Series 2007-1, Class 1A1, 6.098%, 04/25/2022	182,063
6,110,638	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	5,587,396
378,415	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	353,885
466,467	Series 2006-5, Class CB7, 6.00%, 06/25/2046	325,351
	Chase Mortgage Finance Corporation:
50,906	Series 2003-S13, Class A11, 5.50%, 11/25/2033	51,897
1,039,678	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036 (Callable 09/25/2019)	827,171
	Citigroup Mortgage Loan Trust, Inc.:
113,423	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	106,973
368,761	Series 2005-9, Class 22A2, 6.00%, 11/25/2035 (Callable 06/25/2022)	322,104
	Countrywide Alternative Loan Trust:
847,511	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	726,040
1,108,106	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021 (Callable 04/25/2021)	954,059
589,515	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	510,685
1,146,874	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	1,109,669
259,844	Series 2006-J2, Class A3, 6.00%, 04/25/2036 (Callable 10/25/2014)	199,865
1,515,548	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	965,628
30,915	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	30,682
404,517	Deutsche ALT-A Securities Inc. Alternate Loan Trust,
	Series 2005-3, Class 4A5, 5.25%, 06/25/2035 (Callable 01/25/2020)	368,283
248,443	Deutsche Mortgage Securities Inc.,
	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021 (Callable 10/25/2016)	201,050
	Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Thru Certificates:
211,376	5.00%, 12/01/2020	228,439
386,972	5.00%, 05/01/2021	418,209
73,428	6.00%, 06/01/2021	79,961
76,112	6.50%, 12/01/2028	86,375
35,785	6.50%, 06/01/2029	40,610
1,638,293	5.50%, 04/01/2037 @	1,778,162
956,904	5.50%, 04/01/2038	1,038,599
	Federal Home Loan Mortgage Corporation (FHLMC):
228,825	Series 3122, Class VA, 6.00%, 01/15/2017	235,467
2,026,037	Series R010, Class VA, 5.50%, 04/15/2017	2,173,952
558,282	Series R010, Class AB, 5.50%, 12/15/2019	578,720
10,000	Series 1053, Class G, 7.00%, 03/15/2021 (Callable 11/15/2011)	11,927
18,468	Series 136, Class E, 6.00%, 04/15/2021 (Callable 12/15/2011)	20,554
202,109	Series 2804, Class VC, 5.00%, 07/15/2021	229,104
15,298	Series 1122, Class G, 7.00%, 08/15/2021 (Callable 11/15/2011)	17,178
35,695	Series 1186, Class I, 7.00%, 12/15/2021 (Callable 11/15/2011)	40,084
33,151	Series 3132, Class MA, 5.50%, 12/15/2023	33,784
1,595,644	5.50%, 05/01/2038	1,729,130
15,997,460	4.50%, 08/01/2040 @	16,946,975
16,211,690	4.50%, 08/01/2040 @	17,173,921
	Federal National Mortgage Association (FNMA):
1,496,328	5.00%, 11/01/2021	1,618,985
799,715	5.50%, 03/01/2023	875,363
349,874	5.50%, 07/01/2023	383,407
509,237	5.50%, 12/01/2023	558,045
109,909	6.00%, 03/01/2026	120,941
548,316	5.00%, 05/01/2028	590,971
57,705	6.50%, 09/01/2028	65,366
127,295	6.50%, 02/01/2029	144,195
77,277	5.50%, 01/01/2032	84,442
3,731,066	5.50%, 04/01/2034	4,078,171
6,105,220	5.50%, 04/01/2034 @	6,677,691
185,856	5.50%, 09/01/2034 @	203,030
95,568	5.50%, 02/01/2035	104,399
11,847,339	5.00%, 04/01/2035 @	12,800,433
19,976,900	5.00%, 02/01/2036	21,568,393
3,902,271	5.00%, 03/01/2036 @	4,213,151
13,991,854	5.50%, 04/01/2036 @	15,276,043
635,374	6.00%, 08/01/2037	694,186
2,870,682	4.00%, 08/01/2040 @	3,012,691
4,726,392	4.00%, 10/01/2040 @	4,960,200
3,906,743	4.00%, 02/01/2041 @	4,100,004
9,125	Series 1989-94, Class G, 7.50%, 12/25/2019	10,262
32,395	Series 1990-15, Class J, 7.00%, 02/25/2020	35,771
5,843	Series 1991-21, Class J, 7.00%, 03/25/2021	6,513
118,248	Series 1991-43, Class J, 7.00%, 05/25/2021	132,472
150,519	Series 1991-65, Class Z, 6.50%, 06/25/2021	164,067
232,701	Series 1992-129, Class L, 6.00%, 07/25/2022	258,735
337,013	Series 2003-33, Class LD, 4.25%, 09/25/2022	345,359
47,611	Series 1993-32, Class H, 6.00%, 03/25/2023	51,909
252,645	Series 1993-58, Class H, 5.50%, 04/25/2023	276,290
304,491	Series 2002-85, Class PD, 5.50%, 05/25/2031	308,400
12,420,000	Series 2004-90, Class LH, 5.00%, 04/25/2034	13,499,015
498,496	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	545,730
517,670	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	546,447
61,962	Series 2004-W10, Class A24, 5.00%, 08/25/2034	61,896
1,500,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	1,547,041
	First Horizon Alternative Mortgage Securities:
565,285	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	519,826
1,464,460	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037 (Callable 03/25/2019)	1,343,297
	Government National Mortgage Association (GNMA):
77,474	6.00%, 12/20/2028	86,941
30,065	6.50%, 01/20/2029	34,613
232,381	Series 2003-2, Class PB, 5.50%, 03/20/2032	241,481
63,971	6.00%, 11/20/2033	71,677
8,893,588	4.50%, 05/20/2040 @	9,655,340
4,326,482	5.00%, 07/20/2040 @	4,758,407
14,826,718	4.50%, 01/20/2041	16,096,654
	J.P. Morgan Alternative Loan Trust:
2,233,559	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	2,122,832
200,409	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036 (Callable 02/25/2028)	110,316
3,528,269	Series 2006-S2, Class A2, 5.81%, 05/25/2036 (Callable 05/25/2012)	3,447,069
300,000	Series 2006-S3, Class A3A, 6.00%, 08/25/2036 (Callable 03/25/2017)	269,609
	J.P. Morgan Mortgage Trust:
735,775	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037 (Callable 09/25/2022)	507,514
1,250,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037 (Callable 08/25/2020)	815,469
	Master Alternative Loans Trust:
450,427	Series 2004-1, Class 1A1, 5.00%, 01/25/2019 (Callable 03/25/2018)	460,115
587,529	Series 2005-3, Class 4A1, 5.50%, 03/25/2020 (Callable 02/25/2020)	573,738
119,393	Series 2003-5, Class 6A1, 6.00%, 08/25/2033 (Callable 11/25/2020)	127,221
857,702	Master Asset Securitization Trust,
	Series 2005-2, Class 1A1, 5.25%, 11/25/2035	841,183
127,652	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036 (Callable 09/25/2014)	127,998
999,728	Residential Accredit Loans, Inc.,
	Series 2005-QS2, Class A-1, 5.50%, 02/25/2035 (Callable 12/25/2021)	890,966
	Washington Mutual, Inc. Pass-Thru Certificates:
197,036	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019 (Callable 05/25/2019)	202,392
169,017	Series 2004-CB2, Class 5A, 5.00%, 07/25/2019 (Callable 06/25/2019)	176,513
356,305	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019 (Callable 07/25/2019)	372,853
101,552	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019 (Callable 08/25/2019)	104,986
184,670	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	191,368
200,346	Wells Fargo Alternative Loan Trust,
	Series 2007-PA1, Class A4, 6.00%, 03/25/2037 (Callable 04/25/2023)	143,704
		202,029,564
Taxable Municipal Bonds - 3.1%
625,000	Bellevue California Union School District,
	5.00%, 08/01/2028	620,819
	California Qualified School Construction Bonds:
1,500,000	5.041%, 07/01/2020	1,629,915
1,700,000	7.155%, 03/01/2027	1,904,578
2,000,000	California State,
	5.50%, 03/01/2016	2,229,080
1,250,000	Colton Joint Unified School District,
	6.008%, 08/01/2026	1,324,175
1,300,000	Contra Costa County California Pension Obligation,
	5.14%, 06/01/2017	1,416,922
1,000,000	Davie Florida Water & Sewer Revenue,
	6.599%, 10/01/2030 (Callable 10/01/2020)	1,094,680
1,000,000	Elgin Ohio LOC School District,
	5.499%, 08/31/2027 (Callable 12/01/2019)	1,043,590
2,000,000	Illinois State,
	4.026%, 03/01/2014	2,056,620
3,000,000	North East Independent School District Texas,
	5.24%, 08/01/2027	3,343,740
1,515,000	San Dieguito California Public Facilities,
	6.459%, 05/01/2027	1,710,086
2,000,000	State Public School Building Authorities Revenue,
	5.00%, 09/15/2027	2,162,580
1,350,000	Three Rivers Ohio LOC School District,
	5.209%, 09/15/2027 (Callable 12/01/2020)	1,414,584
2,300,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	2,167,244
1,160,000	Westlake Ohio City School District,
	5.227%, 12/01/2026 (Callable 12/01/2020)	1,235,829
		25,354,442
Utilities - 6.2%
500,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	5.75%, 10/15/2019 (Acquired 09/22/2009; Cost $498,175) *	533,799
1,342,000	Ameren Corporation,
	8.875%, 05/15/2014	1,517,978
1,025,000	Appalachian Power Company Senior Unsecured Notes,
	6.70%, 08/15/2037	1,293,777
1,150,000	Arizona Pubic Service Senior Unsecured Notes,
	8.75%, 03/01/2019	1,444,278
3,000,000	CMS Energy Corporation,
	4.25%, 09/30/2015	2,951,637
1,000,000	CNPC HK Overseas Capital Ltd,
	5.95%, 04/28/2041 (Acquired 04/20/2011; Cost $978,120) * f @	1,112,570
750,000	Constellation Energy Group Inc.,
	4.55%, 06/15/2015	786,372
2,500,000	El Paso Pipeline Partners Operating Co LLC,
	7.50%, 11/15/2040	2,916,402
500,000	Encana Corporation,
	6.50%, 05/15/2019 f @	598,410
500,000	Enel Finance International,
	6.80%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008; Aggregate Cost $498,897) * f	466,669
	Energy Transfer Partners:
875,000	5.65%, 08/01/2012 @	901,880
125,000	6.125%, 02/15/2017	136,073
223,000	Entergy Arkansas, Inc.,
	5.00%, 07/01/2018 (Callable 11/28/2011)	222,472
	Exelon Corporation:
500,000	4.90%, 06/15/2015 @	541,196
225,000	5.625%, 06/15/2035	234,783
2,500,000	Exelon Generation Company, LLC,
	6.20%, 10/01/2017	2,818,960
1,000,000	FPL Group Capital, Inc., Series D,
	7.30%, 09/01/2067 (Callable 09/01/2017) @	1,035,000
277,591	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Callable 11/28/2011)(Acquired 11/21/2008; Cost $271,280) *	284,564
1,000,000	IPALCO Enterprises Inc.,
	5.00%, 05/01/2018 (Acquired 05/10/2011; Cost $999,270) *	915,000
	Kinder Morgan Energy Partners Senior Notes:
400,000	6.50%, 02/01/2037	428,554
350,000	6.95%, 01/15/2038	390,154
	Kinder Morgan Finance: f
1,685,000	5.70%, 01/05/2016	1,689,213
1,000,000	6.00%, 01/15/2018 (Acquired 12/06/2010; Cost $999,930) *	990,000
30,131	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $30,131) *	30,332
1,500,000	Mega Advance Investments Ltd,
	5.00%, 05/12/2021 (Acquired 05/09/2011; Cost $1,484,670) * f @	1,436,234
2,225,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	2,557,860
2,655,000	National Oilwell Varco Inc., Series B,
	6.125%, 08/15/2015 (Callable 11/28/2011)	2,717,820
	National Rural Utilities Corporation:
2,175,000	10.375%, 11/01/2018	3,125,175
125,000	8.00%, 03/01/2032	175,029
1,583,000	Nisource Finance Corporation,
	5.40%, 07/15/2014	1,714,299
500,000	PPL Electric Utilities Corp.,
	5.20%, 07/15/2041 (Callable 01/15/2041) @	589,241
	PPL Energy Supply, LLC:
1,350,000	Series A, 5.70%, 10/15/2015	1,463,404
1,950,000	6.20%, 05/15/2016	2,150,661
3,077,000	PSE&G Power LLC,
	5.32%, 09/15/2016	3,403,011
500,000	Public Service Company Of New Mexico,
	7.95%, 05/15/2018	573,706
247,711	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	324,794
	Rockies Express Pipeline LLC:
850,000	3.90%, 04/15/2015 (Acquired 09/15/2011; Cost $864,138) *	871,179
2,525,000	5.625%, 04/15/2020 (Acquired 12/10/2010 through 08/31/2011; Aggregate Cost $2,547,008) *	2,398,174
300,000	Southern Natural Gas,
	5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $299,502) *	336,499
1,395,000	Spectra Energy Capital LLC,
	5.668%, 08/15/2014	1,517,135
	Williams Companies Inc.:
1,511,000	7.875%, 09/01/2021	1,791,313
59,000	7.50%, 01/15/2031	69,023
75,000	7.75%, 06/15/2031	90,037
		51,544,667
U.S. Treasury Obligations - 17.2%
	U.S. Treasury Bonds:
72,625,000	2.375%, 07/31/2017 @	77,572,578
10,600,000	6.25%, 08/15/2023 @	15,108,307
15,775,000	5.25%, 11/15/2028 @	21,500,836
22,225,000	4.375%, 02/15/2038 @	28,392,438
		142,574,159
	Total Long-Term Investments (Cost $797,845,916)	817,238,695
Shares
SHORT-TERM INVESTMENTS - 1.6%
Money Market Mutual Fund - 1.6%
13,578,962	Short-Term Investments Trust - Liquid Assets Portfolio, 0.10% «	13,578,962
	Total Short-Term Investments (Cost $13,578,962)	13,578,962

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 30.1%
	Commercial Paper - 0.0%
$283,930	Atlantic East Funding LLC, 0.589%, 03/25/2012 † **	184,697
	Total Commercial Paper (Cost $283,930)	184,697
Shares
	Investment Companies - 30.1%
248,871,087	Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% «	248,871,087
	Total Investment Companies (Cost $248,871,087)	248,871,087

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $249,155,017)	249,055,784
	Total Investments (Cost $1,060,579,895) - 130.4%	1,079,873,441

	Asset Relating to Securities Lending Investments - 0.0%
	Support Agreement ** ^ α	99,233
	Total (Cost $0)	99,233
	Liabilities in Excess of Other Assets - (30.4)%	(251,754,974)
	TOTAL NET ASSETS - 100.0%	$828,217,700

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2011.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$-	$21,397,063	$-	$21,397,063
Commercial Mortgage Backed Securities	-	62,014,059	-	62,014,059
Corporate Debt Securities	-	349,655,049	4,675	349,659,724
Other Government Related Securities	-	14,209,684	-	14,209,684
Residential Mortgage Backed Securities	-	202,029,564	-	202,029,564
Taxable Municipal Bonds	-	25,354,442	-	25,354,442
U.S. Treasury Obligations	-	142,574,159	-	142,574,159
Total Fixed Income	-	817,234,020	4,675	817,238,695

Short-Term Investments
Money Market Mutual Fund	13,578,962	-	-	13,578,962
Total Short-Term Investments	13,578,962	-	-	13,578,962

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	184,697	-	184,697
Money Market Mutual Fund	248,871,087	-	-	248,871,087
Total Investments Purchased with
Cash Proceeds from Securities Lending	248,871,087	184,697	-	249,055,784

Total Investments	$262,450,049	$817,418,717	$4,675	$1,079,873,441

Asset Relating to Securities Lending Investments	$-	$99,233	$-	$99,233

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. Transfers were made out of Level 2 into Level 3 due to a security being priced at fair value by the Valuation Committee instead of the Fund's pricing vendor.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2010	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3 *	4,675
Balance as of September 30, 2011	$4,675

* Transfers between levels are recognized at the end of the reporting period.

Baird LargeCap Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.1%
	Aerospace & Defense - 2.0%
2,475	Precision Castparts Corp. @	$384,764
	Air Freight & Logistics - 2.9%
8,282	C.H. Robinson Worldwide, Inc. @	567,069
	Auto Components - 2.3%
17,015	Johnson Controls, Inc. @	448,686
	Capital Markets - 1.9%
4,816	State Street Corporation	154,883
4,489	T. Rowe Price Group, Inc. @	214,439
		369,322
	Chemicals - 3.7%
7,638	Praxair, Inc.	714,000
	Commercial Banks - 0.5%
2,175	PNC Financial Services Group, Inc.	104,813
	Commercial Services & Supplies - 2.3%
5,625	Stericycle, Inc. * @	454,050
	Communications Equipment - 3.1%
800	F5 Networks, Inc. *	56,840
5,825	Juniper Networks, Inc. *	100,539
6,325	QUALCOMM Incorporated	307,585
7,075	Riverbed Technology, Inc. *	141,217
		606,181
	Computers & Peripherals - 9.5%
3,075	Apple Inc. *	1,172,129
27,900	EMC Corporation * @	585,621
2,300	NetApp, Inc. * @	78,062
		1,835,812
	Electrical Equipment - 4.0%
9,525	ABB Limited - ADR f	162,687
14,832	Emerson Electric Company	612,710
		775,397
	Electronic Equipment, Instruments & Components - 1.3%
8,225	Agilent Technologies, Inc. *	257,031
	Energy Equipment & Services - 5.3%
5,020	Core Laboratories N.V. f @	450,947
4,687	Schlumberger Limited f	279,954
7,225	Tidewater Inc. @	303,811
		1,034,712
	Food & Staples Retailing - 2.6%
7,725	Whole Foods Market, Inc. @	504,520
	Health Care Equipment & Supplies - 2.1%
1,141	Intuitive Surgical, Inc. *	415,643
	Health Care Providers & Services - 2.2%
11,625	Express Scripts, Inc. *	430,939
	Insurance - 1.1%
6,225	Aflac, Inc.	217,564
	Internet & Catalog Retail - 2.4%
2,183	Amazon.com, Inc. * @	472,030
	Internet Software & Services - 3.7%
12,400	Akamai Technologies, Inc. *	246,512
718	Baidu, Inc. * f @	76,761
783	Google, Inc. - Class A *	402,760
		726,033
	IT Services - 4.3%
9,100	Cognizant Technology Solutions Corporation - Class A *	570,570
840	MasterCard, Inc. - Class A	266,414
		836,984
	Machinery - 6.7%
3,850	Caterpillar Inc. @	284,284
15,234	Danaher Corporation	638,914
10,875	PACCAR Inc.	367,792
		1,290,990
	Media - 1.5%
6,825	DIRECTV * @	288,356
	Metals & Mining - 0.5%
3,375	Freeport-McMoRan Copper & Gold Inc.	102,769
	Multiline Retail - 2.6%
13,290	Dollar General Corporation * @	501,830
	Oil, Gas & Consumable Fuels - 7.8%
4,000	Continental Resources, Inc. * @	193,480
3,625	Noble Energy, Inc.	256,650
9,122	Occidental Petroleum Corporation	652,223
2,925	Questar Market Resources, Inc. @	79,180
9,775	Southwestern Energy Company * @	325,801
		1,507,334
	Pharmaceuticals - 4.1%
6,250	Allergan, Inc. @	514,875
2,850	Perrigo Company @	276,763
		791,638
	Semiconductors & Semiconductor Equipment - 0.6%
3,590	Altera Corporation @	113,193
	Software - 7.2%
5,225	Citrix Systems, Inc. *	284,919
16,175	Oracle Corporation	464,870
3,100	Red Hat, Inc. *	131,006
4,460	Salesforce.com, Inc. * @	509,689
		1,390,484
	Specialty Retail - 7.3%
16,000	Dick's Sporting Goods, Inc. * @	535,360
10,800	O'Reilly Automotive, Inc. * @	719,604
7,200	Urban Outfitters, Inc. *	160,704
		1,415,668
	Trading Companies & Distributors - 2.6%
14,944	Fastenal Company @	497,336
	Total Common Stocks (Cost $16,874,691)	19,055,148

	SHORT-TERM INVESTMENTS - 2.1%
	Money Market Mutual Funds - 2.1%
28,538	Dreyfus Institutional Cash Advantage Fund, 0.08% «	28,538
370,000	Short-Term Investments Trust - Liquid Assets Portfolio, 0.10% «	370,000
	Total Short-Term Investments (Cost $398,538)	398,538

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 37.4%
	Commercial Paper - 0.5%
$164,539	Atlantic East Funding LLC, 0.589%, 03/25/2012 † **	107,033
	Total Commercial Paper (Cost $164,539)	107,033

Shares
	Investment Companies - 36.9%
7,172,877	Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% «	7,172,877
	Total Investment Companies (Cost $7,172,877)	7,172,877

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $7,337,416)	7,279,910
	Total Investments (Cost $24,610,645) - 137.6%	26,733,596

	Asset Relating to Securities Lending Investments - 0.3%
	Support Agreement * α **	57,506
	Total (Cost $0)	57,506
	Liabilities in Excess of Other Assets - (37.9)%	(7,357,731)
	TOTAL NET ASSETS - 100.0%	$19,433,371

Notes to Schedule of Investments
ADR	American Depository Receipt
*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2011.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard
(GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC
(“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at September 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$19,055,148	$-	$-	$19,055,148
Total Equity	19,055,148	-	-	19,055,148

Short-Term Investments
Money Market Mutual Funds	398,538	-	-	398,538
Total Short-Term Investments	398,538	-	-	398,538

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	107,033	-	107,033
Money Market Mutual Fund	7,172,877	-	-	7,172,877
Total Investments Purchased with
Cash Proceeds from Securities Lending	7,172,877	107,033	-	7,279,910

Total Investments*	$26,626,563	$107,033	$-	$26,733,596

Asset Relating to Securities Lending Investments	$-	$57,506	$-	$57,506

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird MidCap Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.5%
	Auto Components - 3.4%
24,155	Gentex Corporation	$580,928
16,060	WABCO Holdings Inc. *	608,031
		1,188,959
	Automobiles - 1.7%
17,245	Harley-Davidson, Inc.	592,021
	Biotechnology - 2.1%
11,273	Alexion Pharmaceuticals, Inc. *	722,148
	Capital Markets - 3.7%
22,416	Eaton Vance Corporation @	499,204
8,343	Greenhill & Co., Inc. @	238,527
34,530	Invesco Limited f	535,560
		1,273,291
	Chemicals - 3.4%
12,645	Airgas, Inc. @	807,004
7,600	Ecolab Inc. @	371,564
		1,178,568
	Commercial Banks - 0.9%
20,525	East West Bancorp, Inc.	306,028
	Commercial Services & Supplies - 2.5%
10,835	Stericycle, Inc. * @	874,601
	Communications Equipment - 3.1%
28,115	Plantronics, Inc. @	799,872
14,190	Riverbed Technology, Inc. *	283,232
		1,083,104
	Containers & Packaging - 1.8%
13,757	AptarGroup, Inc.	614,525
	Electrical Equipment - 2.2%
11,112	Roper Industries, Inc.	765,728
	Electronic Equipment, Instruments & Components - 4.5%
19,995	Agilent Technologies, Inc. *	624,844
21,510	Plexus Corp. * @	486,556
13,900	Trimble Navigation Limited *	466,345
		1,577,745
	Energy Equipment & Services - 7.4%
6,255	Core Laboratories N.V. f @	561,887
15,845	Dresser-Rand Group, Inc. * @	642,198
25,086	Oceaneering International, Inc.	886,539
15,395	Rowan Companies, Inc. *	464,775
		2,555,399
	Food Products - 2.1%
15,412	McCormick & Co, Incorporated	711,418
	Health Care Equipment & Supplies - 2.1%
22,345	Thoratec Corporation * @	729,341
	Hotels Restaurants & Leisure - 3.2%
8,833	Buffalo Wild Wings Inc. * @	528,213
36,100	InterContinental Hotels Group PLC ADR f @	580,488
		1,108,701
	Household Products - 2.3%
18,276	Church & Dwight Co., Inc. @	807,799
	IT Services - 4.6%
8,974	Alliance Data Systems Corporation * @	831,890
14,285	Teradata Corporation * @	764,676
		1,596,566
	Life Sciences Tools & Services - 1.4%
30,406	ICON PLC - ADR * f	488,929
	Machinery - 6.2%
26,085	Actuant Corporation	515,179
6,180	Joy Global Inc.	385,508
5,735	Navistar International Corporation *	184,208
7,895	Rockwell Automation, Inc.	442,120
20,135	Zebra Technologies Corporation *	622,977
		2,149,992
	Multiline Retail - 1.9%
17,820	Dollar General Corporation *	672,883
	Oil, Gas & Consumable Fuels - 2.9%
10,440	Cabot Oil & Gas Corporation	646,340
10,360	Whiting Petroleum Corporation *	363,429
		1,009,769
	Pharmaceuticals - 5.4%
16,915	Catalyst Health Solutions, Inc. *	975,826
9,085	Perrigo Company @	882,245
		1,858,071
	Professional Services - 0.8%
7,935	Manpower Inc.	266,775
	Real Estate Investment Trust (REIT) - 1.9%
11,890	Digital Realty Trust, Inc. @	655,852
	Road & Rail - 1.7%
16,045	J.B. Hunt Transport Services, Inc.	579,545
	Semiconductors & Semiconductor Equipment - 3.3%
9,800	Altera Corporation @	308,994
26,913	Microchip Technology Incorporated @	837,264
		1,146,258
	Software - 4.2%
16,150	ANSYS, Inc. *	791,996
11,985	Citrix Systems, Inc. *	653,542
		1,445,538
	Specialty Retail - 9.4%
21,611	Dick's Sporting Goods, Inc. * @	723,104
12,815	O'Reilly Automotive, Inc. *	853,863
9,996	Tractor Supply Company	625,250
8,350	Ulta Salon, Cosmetics & Fragrance, Inc. *	519,621
24,119	Urban Outfitters, Inc. *	538,336
		3,260,174
	Textiles, Apparel & Luxury Goods - 1.5%
8,070	Under Armour, Inc. - Class A *	535,929
	Trading Companies & Distributors - 3.9%
21,367	Fastenal Company @	711,094
12,690	Watsco, Inc. @	648,459
		1,359,553
	Total Common Stocks (Cost $30,161,219)	33,115,210

	SHORT-TERM INVESTMENTS - 4.6%
	Money Market Mutual Funds - 4.6%
926,581	Dreyfus Institutional Cash Advantage Fund, 0.08% «	926,581
650,000	Short-Term Investments Trust - Liquid Assets Portfolio, 0.10% «	650,000
	Total Short-Term Investments (Cost $1,576,581)	1,576,581

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 35.4%
	Commercial Paper - 0.5%
$231,622	Atlantic East Funding LLC, 0.589%, 03/25/2012 † **	150,671
	Total Commercial Paper (Cost $231,622)	150,671
Shares
	Investment Companies - 34.9%
12,110,147	Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% «	12,110,147
	Total Investment Companies (Cost $12,110,147)	12,110,147

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $12,341,769)	12,260,818
	Total Investments (Cost $44,079,569) - 135.5%	46,952,609

	Asset Relating to Securities Lending Investments - 0.2%
	Support Agreement * α **	80,951
	Total (Cost $0)	80,951
	Liabilities in Excess of Other Assets - (35.7)%	(12,363,934)
	TOTAL NET ASSETS - 100.0%	$34,669,626

Notes to Schedule of Investments
ADR	American Depository Receipt
*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2011.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard
(GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC
(“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at September 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$33,115,210	$-	$-	$33,115,210
Total Equity	33,115,210	-	-	33,115,210

Short-Term Investments
Money Market Mutual Funds	1,576,581	-	-	1,576,581
Total Short-Term Investments	1,576,581	-	-	1,576,581

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	150,671	-	150,671
Money Market Mutual Fund	12,110,147	-	-	12,110,147
Total Investments Purchased with
Cash Proceeds from Securities Lending	12,110,147	150,671	-	12,260,818

Total Investments*	$46,801,938	$150,671	$-	$46,952,609

Asset Relating to Securities Lending Investments	$-	$80,951	$-	$80,951

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

The cost basis of investments and assets relating to securities lending for federal income tax purposes at September 30, 2011 was as follows:

	Short-Term Bond	Intermediate Bond	Intermediate Municipal Bond	Aggregate Bond	Core Plus Bond
Cost of investments	1,147,975,779	978,320,590	950,980,412	1,526,792,537	1,060,579,895
Gross unrealized appreciation	8,064,612	32,504,403	50,857,577	74,919,608	31,124,880
Gross unrealized depreciation	(11,161,581)	(8,885,134)	(543,185)	(30,772,652)	(11,732,101)
Net unrealized appreciation (depreciation)	(3,096,969)	23,619,269	50,314,392	44,146,956	19,392,779

	LargeCap	MidCap
Cost of investments	24,610,645	44,079,569
Gross unrealized appreciation	3,901,116	6,411,414
Gross unrealized depreciation	(1,720,659)	(3,457,423)
Net unrealized appreciation	2,180,457	2,953,991

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By  /s/  Mary Ellen Stanek
             Mary Ellen Stanek, President

Date   November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/  Mary Ellen Stanek
             Mary Ellen Stanek, President

Date November 22, 2011

By  /s/  Dominick Zarcone
              Dominick Zarcone, Treasurer

Date  November 22, 2011